UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

Van Eck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	April 30
Date of reporting period:	January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Diversified Financials: 19.5%
324,713	Barings BDC, Inc.	$3,214,659
420,224	BlackRock TCP Capital Corp.	6,034,417
184,743	Fidus Investment Corp.	2,582,707
166,025	Monroe Capital Corp. †	1,998,941
145,797	Newtek Business Services Corp. †	2,812,424
892,918	Oaktree Specialty Lending Corp.	4,357,440
393,828	Oxford Square Capital Corp. †	2,678,030
482,699	TCG BDC, Inc. †	7,211,523
392,913	TPG Specialty Lending, Inc.	7,791,465
		38,681,606
Investment Companies: 80.3%
509,682	Apollo Investment Corp.	7,798,134
2,330,440	Ares Capital Corp.	37,986,172
566,253	BlackRock Kelso Capital Corp.	3,493,781
3,973,410	FS Investment Corp. †	25,390,090
231,505	Gladstone Capital Corp.	2,007,148
266,544	Gladstone Investment Corp. †	2,923,988
274,412	Goldman Sachs BDC, Inc.	5,707,769
488,061	Golub Capital BDC, Inc. †	8,921,755
743,957	Hercules Technology Growth Capital, Inc.	9,775,595
485,908	Main Street Capital Corp. †	17,915,428
512,999	New Mountain Finance Corp.	7,202,506
314,857	PennantPark Floating Rate Capital Ltd. †	4,080,547
560,921	PennantPark Investment Corp.	4,027,413
2,445,590	Prospect Capital Corp. †	16,630,012
257,392	Solar Capital Ltd.	5,279,110
		159,139,448
Total Common Stocks (Cost: $215,648,884)		197,821,054
MONEY MARKET FUND: 0.1% (Cost: $149,815)
149,815	Dreyfus Government Cash Management Fund - Institutional Shares	149,815
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $215,798,699)		197,970,869

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 21.9%
Repurchase Agreements: 21.9%
$10,301,744	Repurchase agreement dated 1/31/19 with Citigroup Global Markets, Inc., 2.57%, due 2/1/19, proceeds $10,302,479; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 3/31/19 to 2/1/49, valued at $10,507,779 including accrued interest)	10,301,744
10,301,744	Repurchase agreement dated 1/31/19 with Daiwa Capital Markets America, Inc., 2.57%, due 2/1/19, proceeds $10,302,479; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 2/7/19 to 9/9/49, valued at $10,507,779 including accrued interest)	10,301,744
2,165,913	Repurchase agreement dated 1/31/19 with Deutsche Bank Securities, Inc., 2.56%, due 2/1/19, proceeds $2,166,067; (collateralized by various U.S. government and agency obligations, 2.63%, due 12/15/21, valued at $2,209,232 including accrued interest)	2,165,913
10,301,744	Repurchase agreement dated 1/31/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.57%, due 2/1/19, proceeds $10,302,479; (collateralized by various U.S. government and agency obligations, 2.00% to 10.50%, due 2/15/19 to 1/1/49, valued at $10,507,779 including accrued interest)	10,301,744
10,301,744	Repurchase agreement dated 1/31/19 with Mizuho Securities USA, Inc., 2.57%, due 2/1/19, proceeds $10,302,479; (collateralized by various U.S. government and agency obligations, 0.00% to 3.50%, due 4/18/19 to 2/1/48, valued at $10,507,780 including accrued interest)	10,301,744
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $43,372,889)		43,372,889
Total Investments: 121.8% (Cost: $259,171,588)		241,343,758
Liabilities in excess of other assets: (21.8)%		(43,142,083)
NET ASSETS: 100.0%		$198,201,675

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $42,348,360.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financial	99.9%	$197,821,054
Money Market Fund	0.1	149,815
	100.0%	$197,970,869

The summary of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$197,821,054	$—	$—	$197,821,054
Money Market Fund	149,815	—	—	149,815
Repurchase Agreements	—	43,372,889	—	43,372,889
Total	$197,970,869	$43,372,889	$—	$241,343,758

*	See Schedule of Investments for industry sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 60.1%
Consumer, Cyclical: 6.1%
CNY	1,400,000	China South Industries Group Co. Ltd 4.45%, 04/19/19 (p)	$209,379
	500,000	Sinochem International Corp. 3.61%, 06/06/21	74,487
			283,866
Consumer, Non-cyclical: 3.8%
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	177,160
Energy: 4.0%
	1,200,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	186,490
Financial: 32.7%
	3,600,000	China Development Bank Corp. 3.91%, 04/06/22	550,331
	1,000,000	China Fortune Land Development Co. Ltd. 5.10%, 10/22/20 (p)	148,033
	1,000,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	157,759
	1,000,000	China Overseas Property Group Co. Ltd. 3.85%, 11/19/20 (p)	150,086
	809,000	China Securities Co. Ltd. 3.14%, 05/20/19 (c) (p)	120,639
	1,000,000	Dalian Wanda Commercial Management Group Co. Ltd. 3.95%, 05/06/19 (p)	149,010
	1,000,000	Guangzhou Yue Xiu Holdings Ltd. 5.20%, 02/28/20 (p)	151,984
	600,000	Poly Real Estate Group Co. Ltd. 4.00%, 01/15/21 (p)	90,147
			1,517,989
Industrial: 13.5%
	1,248,200	China Railway Corp. 4.63%, 08/25/21	191,410
	500,000	Hubei Provincial Communications Investment Co. Ltd. 6.68%, 03/27/19 (p)	83,535
	1,000,000	Power Construction Corp. of China Ltd. 5.20%, 10/29/22	156,102
	1,260,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23 #	193,633
			624,680
Total Corporate Bonds (Cost: $2,839,618)			2,790,185
GOVERNMENT OBLIGATIONS: 24.0%
Government: 24.0%
		China Government Bonds
	500,000	3.27%, 08/22/46	68,608
	5,347,000	3.40%, 04/17/23	807,941
	1,541,000	4.26%, 07/31/21	237,339
Total Government Obligations (Cost: $1,171,772)			1,113,888
Total Investments: 84.1% (Cost: $4,011,390)			3,904,073
Other assets less liabilities: 15.9%			735,895
NET ASSETS: 100.0%			$4,639,968

Definitions:

CNY	Chinese Yuan

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $193,633 which represents 4.2% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer, Cyclical	7.3%	$283,866
Consumer, Non-cyclical	4.5	177,160
Energy	4.8	186,490
Financial	38.9	1,517,989
Government	28.5	1,113,888
Industrial	16.0	624,680
	100.0%	$3,904,073

The summary of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$2,790,185	$—	$2,790,185
Government Obligations*	—	1,113,888	—	1,113,888
Total	$—	$3,904,073	$—	$3,904,073

*	See Schedule of Investments for industry sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 35.7%
Argentina: 0.7%
USD	30,000	Pan American Energy LLC Reg S 7.88%, 05/07/21	$30,861
		YPF SA Reg S
	100,000	8.50%, 07/28/25	98,275
	50,000	8.75%, 04/04/24	50,375
			179,511
Austria: 0.2%
	64,000	JBS Investments GmbH Reg S 6.25%, 03/06/19 (c)	64,560
Bermuda: 0.5%
	100,000	Digicel Group Two Ltd. 144A 9.13% 03/04/19 (c)	44,000
	100,000	Ooredoo International Finance Ltd. Reg S 3.25%, 02/21/23	97,895
			141,895
Brazil: 1.2%
	50,000	Banco Bradesco SA 144A 5.90%, 01/16/21	51,900
	50,000	Banco do Brasil SA Reg S 5.88%, 01/26/22	52,092
	100,000	8.50% (US Treasury Yield Curve Rate T 10 Year+7.78%), 10/20/20 (c)	106,851
	50,000	Banco Nacional de Desenvolvimento Economico e Social 144A 5.75%, 09/26/23	53,437
	40,000	Itau Unibanco Holding SA 144A 6.20%, 04/15/20	41,200
			305,480
British Virgin Islands: 3.0%
	100,000	China Cinda Finance I Ltd. Reg S 4.25%, 04/23/25	98,697
	57,000	CNOOC Finance Ltd. Reg S 3.88%, 05/02/22	57,614
	100,000	CNPC General Capital Ltd. 144A 3.95%, 04/19/22	101,621
	100,000	Gerdau Trade, Inc. Reg S 5.75%, 01/30/21	104,325
	200,000	Huarong Finance II Co. Ltd. Reg S 5.50%, 01/16/25	205,391
	100,000	Sinopec Group Overseas Development Ltd. Reg S 4.38%, 10/17/23	103,206
	100,000	State Grid Overseas Investment 2014 Ltd. 144A 4.13%, 05/07/24	102,745
			773,599
Canada: 0.4%
	50,000	First Quantum Minerals Ltd. 144A 7.50%, 04/01/20 (c)	47,063
	50,000	First Quantum Minerals Ltd. Reg S 7.00%, 03/04/19 (c)	49,969
			97,032
Cayman Islands: 4.0%
	100,000	Alibaba Group Holding Ltd. 144A 3.60%, 08/28/24 (c)	100,814
	100,000	China Overseas Finance Cayman VI Ltd. Reg S 4.25%, 05/08/19	100,203
	75,000	CK Hutchison International 17 Ltd. Reg S 2.88%, 04/05/22	73,911
	50,000	Comunicaciones Celulares SA Reg S 6.88%, 03/04/19 (c)	51,824
	200,000	DIB Sukuk Ltd. Reg S 3.63%, 02/06/23	195,980
	75,000	Hutchison Whampoa International 11 Ltd. Reg S 4.63%, 01/13/22	77,603
	100,000	Saudi Electricity Global Sukuk Co. 2 144A 3.47%, 04/08/23	98,887
	200,000	Swire Pacific MTN Financing Ltd. Reg S 4.50%, 10/09/23	207,923
		Vale Overseas Ltd.
	60,000	4.38%, 01/11/22 †	60,618
	75,000	6.88%, 11/21/36	83,906
			1,051,669
Chile: 0.4%
	100,000	Cencosud SA 144A 4.88%, 01/20/23	100,083
China / Hong Kong: 2.4%
	100,000	AIA Group Ltd. 144A 3.20%, 12/11/24 (c)	97,517
	200,000	Bank of China Ltd. Reg S 5.00%, 11/13/24	208,523
	100,000	Bank of East Asia Ltd. Reg S 6.13%, 07/16/20	103,550
	100,000	China Construction Bank Asia Corp. Ltd. Reg S 1.50%, 02/11/20	115,932
	100,000	Industrial & Commercial Bank of China Ltd. Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+4.38%), 12/10/19 (c)	101,266
			626,788
Colombia: 1.3%
	100,000	Banco de Bogota SA 144A 6.25%, 05/12/26	104,850
	100,000	Bancolombia SA 4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c)	99,205
	100,000	Ecopetrol SA 5.38%, 03/26/26 (c)	104,000
	110,857,000	Empresas Públicas de Medellín ESP Reg S 8.38%, 02/01/21	35,976
			344,031
Curacao: 0.1%
	40,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	37,339
Czech Republic: 0.2%
EUR	50,000	CEZ AS Reg S 4.50%, 06/29/20	60,805
France: 0.2%
	50,000	mFinance France SA Reg S 2.00%, 11/26/21	58,803
India: 0.5%
USD	28,000	ICICI Bank Ltd. Reg S 5.75%, 11/16/20	28,819
	100,000	State Bank of India/London 144A 4.88%, 04/17/24	103,124
			131,943
Indonesia: 1.5%
	100,000	Indonesia Asahan Aluminium Persero PT 144A 5.71%, 11/15/23	105,419
		Pertamina Persero PT 144A
	70,000	4.30%, 05/20/23	70,975
	100,000	6.45%, 05/30/44	111,282
	100,000	Perusahaan Listrik Negara PT Reg S 4.13%, 05/15/27	96,678
			384,354
Ireland: 0.8%
	100,000	MMC Norilsk Nickel OJSC Via MMC Finance DAC 144A 4.10%, 04/11/23	97,421
	50,000	Vnesheconombank 144A 5.94%, 11/21/23	50,724
	50,000	VTB Bank PJSC Via VTB Eurasia DAC 144A 9.50% (US Treasury Yield Curve Rate T 10 Year+8.07%), 12/06/22 (c)	50,325
			198,470
Israel: 0.4%
	100,000	Israel Electric Corp. Ltd. 144A Reg S 5.00%, 11/12/24	105,300
Kazakhstan: 0.4%
	100,000	KazMunayGas National Co. JSC 144A 6.38%, 10/24/48	107,110

Luxembourg: 1.7%
		Gaz Capital SA Reg S
	100,000	6.51%, 03/07/22	105,630
	60,000	8.63%, 04/28/34 (p)	76,029
	100,000	Gazprom Neft OAO 144A 4.38%, 09/19/22	99,282
	100,000	Gazprom OAO Via Gaz Capital SA Reg S 7.29%, 08/16/37	115,173
	50,000	Sberbank of Russia 144A 5.13%, 10/29/22	50,260
			446,374
Malaysia: 0.4%
	100,000	Petronas Capital Ltd. Reg S 7.88%, 05/22/22	113,834
Mexico: 3.4%
	125,000	America Movil SAB de CV 6.13%, 03/30/40	151,418
	100,000	BBVA Bancomer SA 144A 6.75%, 09/30/22	106,870
	100,000	Comision Federal de Electricidad Reg S 4.88%, 01/15/24	100,125
	100,000	Grupo Bimbo SAB de CV 144A 3.88%, 06/27/24	98,946
		Petróleos Mexicanos
	50,000	5.50%, 01/21/21	50,288
	150,000	6.50%, 03/13/27	144,210
	64,000	6.63%, 06/15/38	57,120
	50,000	6.75%, 09/21/47	43,701
	110,000	Petróleos Mexicanos Reg S 5.50%, 02/24/25	134,265
			886,943
Netherlands: 5.6%
	100,000	Bharti Airtel International Netherlands BV 144A 5.13%, 03/11/23	100,506
	50,000	Braskem Netherlands Finance BV 144A 4.50%, 01/10/28	48,875
	200,000	ICTSI Treasury BV Reg S 5.88%, 09/17/25	205,384
	50,000	Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	55,771
	100,000	Lukoil International Finance BV Reg S 6.66%, 06/07/22	106,920
	100,000	MDC-GMTN BV 144A 5.00%, 11/15/20	103,067
		MDC-GMTN BV Reg S
	75,000	5.50%, 03/01/22	79,529
EUR	100,000	5.88%, 03/14/21	128,813
	50,000	Metinvest BV 144A 7.75%, 01/23/23 (c)	47,806
	100,000	Myriad International Holdings BV 144A 6.00%, 07/18/20	103,152
		Petrobras Global Finance BV
	12,000	4.38%, 05/20/23	11,994
	100,000	4.75%, 01/14/25	125,611
USD	50,000	6.00%, 01/27/28	49,890
	60,000	6.75%, 01/27/41	60,163
EUR	100,000	Teva Pharmaceutical Finance Netherlands II BV Reg S 1.13%, 10/15/24	101,864
		Teva Pharmaceutical Finance Netherlands III BV
USD	40,000	2.20%, 07/21/21	37,832
	55,000	2.80%, 07/21/23	49,760
	45,000	3.15%, 10/01/26	37,432
			1,454,369
Peru: 0.8%
	200,000	Banco de Credito del Peru Reg S 4.25%, 04/01/23	203,000
South Africa: 0.4%
	100,000	Eskom Holdings SOC Ltd. 144A 5.75%, 01/26/21	98,195
Thailand: 0.4%
	100,000	Bangkok Bank PCL/Hong Kong 144A 4.80%, 10/18/20	102,253
Turkey: 1.3%
	50,000	Turkiye Garanti Bankasi AS Reg S 5.25%, 09/13/22	48,128
	125,000	Turkiye Is Bankasi AS 144A 6.13%, 04/25/24	111,955
	100,000	Turkiye Vakiflar Bankasi TAO 144A 6.00%, 11/01/22	90,142
	100,000	Yapi ve Kredi Bankasi AS 144A 6.10%, 03/16/23	93,048
			343,273
United Arab Emirates: 0.9%
	100,000	DP World Ltd. Reg S 6.85%, 07/02/37	117,113
	100,000	Emirates Telecommunications Group Co. PJSC Reg S 2.75%, 06/18/26	126,389
			243,502
United Kingdom: 1.0%
		Anglo American Capital Plc Reg S
	50,000	3.63%, 09/11/24	48,428
	50,000	4.75%, 04/10/27	49,948
	50,000	AngloGold Ashanti Holdings Plc 5.13%, 08/01/22	51,125
	25,000	DTEK Finance Plc 10.75% 03/04/19 (c)	24,213
	100,000	Vedanta Resources Plc Reg S 6.38%, 07/30/22	96,925
			270,639
United States: 1.6%
	100,000	Cemex Finance LLC 144A 6.00%, 04/01/19 (c)	102,151
	100,000	DAE Funding LLC Reg S 5.00%, 08/01/20 (c)	98,550
	100,000	Reliance Holding USA, Inc. 144A 5.40%, 02/14/22	104,252
	100,000	Southern Copper Corp. 7.50%, 07/27/35	121,250
			426,203
Total Corporate Bonds (Cost: $9,307,998)			9,357,357
GOVERNMENT OBLIGATIONS: 62.5%
Angola: 0.2%
	50,000	Angolan Government International Bond 144A 8.25%, 05/09/28	51,648
Argentina: 0.4%
EUR	120,000	Provincia de Buenos Aires Reg S 4.00%, 05/15/35 (s)	95,470
Bahrain: 0.5%
		Bahrain Government International Bond 144A
USD	64,000	6.13%, 08/01/23	67,122
	50,000	6.75%, 09/20/29	50,794
			117,916
Brazil: 5.1%
		Brazil Letras do Tesouro Nacional
BRL	380,000	0.00%, 01/01/20 ^	98,559
	790,000	0.00%, 07/01/20 ^	198,167
	360,000	0.00%, 07/01/21 ^	83,394
	320,000	0.00%, 01/01/22 ^	70,890
	130,000	0.00%, 07/01/22 ^	27,556
		Brazil Notas do Tesouro Nacional, Series F
	515,000	10.00%, 01/01/21	148,647
	635,000	10.00%, 01/01/23	184,961
	450,000	10.00%, 01/01/25	131,515
	380,000	10.00%, 01/01/27	111,184
	95,000	10.00%, 01/01/29	27,961
		Brazilian Government International Bonds
USD	100,000	4.25%, 01/07/25 †	101,125
	88,000	4.88%, 01/22/21 †	90,772
	50,000	7.13%, 01/20/37	58,937
			1,333,668
Bulgaria: 0.5%
EUR	100,000	Bulgaria Government International Bond Reg S 2.95%, 09/03/24	131,335
Cayman Islands: 0.7%
		KSA Sukuk Ltd. 144A
USD	50,000	2.89%, 04/20/22	49,223
	140,000	3.63%, 04/20/27	137,789
			187,012
Chile: 2.5%
		Bonos de la Tesoreria de la Republica de Chile
CLP	5,000,000	4.50%, 03/01/21	7,806
	65,000,000	4.50%, 03/01/26	101,771
	30,000,000	5.00%, 03/01/35	48,271
	25,000,000	6.00%, 01/01/43	45,780
		Chile Government International Bonds
USD	100,000	3.13%, 03/27/25	99,265
CLP	9,000,000	5.50%, 08/05/20	14,176
		Corp. Nacional del Cobre de Chile Reg S
EUR	100,000	2.25%, 07/09/24	121,900
USD	100,000	6.15%, 10/24/36	118,780
	100,000	Empresa Nacional del Petroleo Reg S 4.75%, 12/06/21	102,157
			659,906
China / Hong Kong: 0.4%
	100,000	Export-Import Bank of China Reg S 3.63%, 07/31/24	100,492
Colombia: 2.6%
		Colombia Government International Bond
	50,000	4.00%, 11/26/23 (c)	50,713
	100,000	5.00%, 12/15/44 (c)	101,351
	50,000	6.13%, 01/18/41	57,000
		Columbian TES
COP	222,200,000	6.00%, 04/28/28	68,538
	252,500,000	7.00%, 05/04/22	85,014
	268,100,000	7.50%, 08/26/26	92,015
	185,500,000	7.75%, 09/18/30	63,874
	239,400,000	10.00%, 07/24/24	90,763
	191,200,000	11.00%, 07/24/20	66,861
			676,129
Croatia: 0.3%
USD	75,000	Croatia Government International Bonds 144A 6.00%, 01/26/24	82,654
Czech Republic: 0.8%
		Czech Republic Government Bonds
CZK	370,000	02/10/20	16,196
	550,000	2.75%, 07/23/29	26,698
		Czech Republic Government Bonds Reg S
	250,000	0.45%, 10/25/23	10,563
	690,000	0.95%, 05/15/30	27,716
	730,000	1.00%, 06/26/26	30,934
	970,000	2.40%, 09/17/25	45,280
	940,000	2.50%, 08/25/28	44,950
			202,337
Dominican Republic: 0.5%
		Dominican Republic International Bonds Reg S
USD	50,000	5.95%, 01/25/27	51,563
	50,000	6.85%, 01/27/45	51,875
	21,200	7.50%, 05/06/21	22,016
			125,454
Ecuador: 0.4%
	50,000	Ecuador Government International Bond 144A 7.95%, 06/20/24	47,573
	50,000	Ecuador Government International Bond Reg S 7.88%, 01/23/28	44,523
			92,096
Egypt: 0.6%
		Egypt Government International Bond 144A
	60,000	6.13%, 01/31/22	59,950
	50,000	7.50%, 01/31/27	49,671
	50,000	8.50%, 01/31/47	48,270
			157,891
El Salvador: 0.1%
	30,000	El Salvador Government International Bonds Reg S 7.65%, 06/15/35	30,140
Hungary: 1.6%
		Hungary Government Bonds
HUF	12,900,000	1.75%, 10/26/22	47,151
	2,600,000	2.50%, 10/27/21	9,787
	8,000,000	3.00%, 06/26/24	30,459
	11,450,000	3.00%, 10/27/27	42,367
	12,020,000	5.50%, 06/24/25	51,713
	8,800,000	6.00%, 11/24/23	38,321
	8,300,000	7.00%, 06/24/22	35,645
	16,830,000	7.50%, 11/12/20	68,681
USD	100,000	Hungary Government International Bonds 6.38%, 03/29/21	106,187
			430,311
Indonesia: 5.3%
		Indonesia Government International Bond Reg S
	192,000	5.88%, 03/13/20	197,753
	75,000	7.75%, 01/17/38	100,621
	100,000	8.50%, 10/12/35	139,641
		Indonesia Treasury Bonds
IDR	799,000,000	5.63%, 05/15/23	52,766
	1,262,000,000	6.13%, 05/15/28	78,443
	848,000,000	6.63%, 05/15/33	51,405
	1,035,000,000	7.00%, 05/15/22	72,734
	1,046,000,000	7.00%, 05/15/27	69,359
	855,000,000	8.25%, 07/15/21	62,033
	1,460,000,000	8.25%, 05/15/36	102,349
	1,190,000,000	8.38%, 03/15/24	86,445
	1,809,000,000	8.38%, 09/15/26	130,899
	898,000,000	8.38%, 03/15/34	63,883
	118,000,000	8.75%, 05/15/31	8,660
	1,030,000,000	9.00%, 03/15/29	77,534
	589,000,000	10.50%, 08/15/30	48,772
	722,000,000	11.00%, 11/15/20	54,975
			1,398,272
Israel: 2.1%
		Israel Government Bonds
ILS	230,000	1.75%, 08/31/25	63,884
	50,000	3.75%, 03/31/24	15,464
	405,000	4.25%, 03/31/23	126,252
	185,000	5.00%, 01/31/20	53,269
	190,000	5.50%, 01/31/22	59,663
	170,000	5.50%, 01/31/42	66,231
	180,000	6.25%, 10/30/26	65,744
		Israel Government International Bond
USD	50,000	4.00%, 06/30/22	51,768
	50,000	4.50%, 01/30/43	52,282
			554,557
Jamaica: 0.2%
	50,000	Jamaica Government International Bond 6.75%, 04/28/28	55,237
Kazakhstan: 0.2%
	50,000	Kazakhstan Government International Bond Reg S 5.13%, 07/21/25	53,954
Kuwait: 0.2%
	40,000	Kuwait International Government Bond 144A 3.50%, 03/20/27	40,166
Latvia: 0.5%
EUR	100,000	Latvia Government International Bond Reg S 2.88%, 04/30/24	129,730
Lebanon: 0.5%
USD	140,000	Lebanon Government International Bond Reg S 8.25%, 04/12/21	134,050
Lithuania: 0.2%
	50,000	Lithuania Government International Bond Reg S 7.38%, 02/11/20	52,160
Malaysia: 4.2%
		Malaysia Government Bonds
MYR	210,000	3.42%, 08/15/22	50,792
	425,000	3.48%, 03/15/23	102,488
	207,000	3.66%, 10/15/20	50,663
	210,000	3.73%, 06/15/28	49,934
	210,000	3.80%, 09/30/22	51,377
	310,000	3.84%, 04/15/33	71,037
	315,000	3.89%, 03/15/27	76,082
	132,000	3.90%, 11/16/27	31,786
	227,000	3.96%, 09/15/25	55,370
	205,000	4.06%, 09/30/24	50,343
	230,000	4.16%, 07/15/21	56,886
	203,000	4.18%, 07/15/24	50,172
	210,000	4.23%, 06/30/31	50,914
	160,000	4.38%, 11/29/19	39,365
	205,000	4.39%, 04/15/26	51,267
	205,000	4.50%, 04/15/30	51,202
	213,000	4.74%, 03/15/46	51,519
	230,000	4.76%, 04/07/37	57,529
	100,000	Wakala Global Sukuk Bhd Reg S 4.65%, 07/06/21	103,321
			1,102,047
Mexico: 5.8%
		Mexican Bonos
MXN	1,314,000	5.75%, 03/05/26	59,477
	2,128,000	6.50%, 06/10/21	107,836
	2,150,000	6.50%, 06/09/22	107,412
	850,000	7.25%, 12/09/21	43,594
	2,070,100	7.50%, 06/03/27	102,761
	1,146,000	7.75%, 05/29/31	56,371
	477,000	7.75%, 11/23/34	23,060
	1,582,000	7.75%, 11/13/42	74,678
	2,266,900	8.00%, 06/11/20	118,807
	1,756,000	8.00%, 12/07/23	91,553
	1,070,000	8.50%, 05/31/29	56,194
	1,100,000	8.50%, 11/18/38	56,414
	2,145,000	10.00%, 12/05/24	121,752
	780,000	10.00%, 11/20/36	45,682
		Mexico Government International Bonds
USD	77,000	4.00%, 10/02/23	77,941
	140,000	4.75%, 03/08/44	132,300
	125,000	5.55%, 01/21/45	132,031
	102,000	6.05%, 01/11/40	111,690
			1,519,553
Nigeria: 0.6%
NGN	18,470,000	Nigeria Government Bonds 16.39%, 01/27/22	53,063
	100,000	Nigeria Government International Bond 144A 6.50%, 11/28/27	95,804
			148,867
Oman: 0.4%
		Oman Government International Bond 144A
USD	75,000	5.63%, 01/17/28	68,505
	50,000	6.75%, 01/17/48	42,792
			111,297
Panama: 0.5%
		Panama Government International Bond
	50,000	3.88%, 12/17/27 (c)	51,051
	69,400	7.13%, 01/29/26	83,360
			134,411
Peru: 1.4%
		Peru Government Bonds
PEN	90,000	5.70%, 08/12/24	28,134
	135,000	6.35%, 08/12/28	42,825
	60,000	6.90%, 08/12/37	19,402
	137,000	6.95%, 08/12/31	44,840
	110,000	7.84%, 08/12/20	35,413
	139,000	8.20%, 08/12/26	49,189
	148,000	Peru Government Bonds 144A Reg S 6.15%, 08/12/32	45,271
		Peru Government International Bond
USD	62,000	7.35%, 07/21/25	76,943
	25,000	8.75%, 11/21/33	37,813
			379,830
Philippines: 0.8%
		Philippine Government International Bonds
	142,000	5.00%, 01/13/37	162,827
	25,000	9.50%, 02/02/30	37,758
			200,585
Poland: 3.6%
		Republic of Poland Government Bond
PLN	280,000	1.50%, 04/25/20	75,596
	370,000	1.75%, 07/25/21	100,300
	256,000	2.25%, 04/25/22	69,865
	70,000	2.50%, 01/25/23	19,260
	310,000	2.50%, 07/25/26	83,099
	275,000	2.50%, 07/25/27	73,332
	230,000	2.75%, 04/25/28	62,129
	260,000	3.25%, 07/25/25	73,645
	285,000	4.00%, 10/25/23	83,563
	160,000	5.25%, 10/25/20	45,928
	150,000	5.75%, 10/25/21	44,895
	200,000	5.75%, 09/23/22	61,217
	150,000	5.75%, 04/25/29	51,226
	100,000	Republic of Poland Government International Bonds 5.00%, 03/23/22	105,967
			950,022
Qatar: 1.1%
USD	160,000	Qatar Government International Bond 144A 3.88%, 04/23/23	163,300
	100,000	Qatar Government International Bond Reg S 6.40%, 01/20/40	125,612
			288,912
Romania: 1.6%
		Romania Government Bonds
RON	100,000	2.25%, 02/26/20	23,971
	80,000	3.25%, 03/22/21	19,199
	80,000	3.40%, 03/08/22	18,943
	120,000	4.75%, 02/24/25	29,262
	130,000	5.80%, 07/26/27	33,793
	290,000	5.85%, 04/26/23	73,821
	70,000	5.95%, 06/11/21	17,700
		Romanian Government International Bonds Reg S
EUR	75,000	2.75%, 10/29/25	92,326
	50,000	4.63%, 09/18/20	61,621
USD	50,000	4.88%, 01/22/24	52,010
			422,646
Russia: 3.3%
		Russian Federal Bonds
RUB	3,400,000	6.40%, 05/27/20	51,128
	3,300,000	7.00%, 12/15/21	49,566
	1,900,000	7.00%, 08/16/23	28,089
	3,780,000	7.05%, 01/19/28	54,336
	3,690,000	7.10%, 10/16/24	54,392
	5,030,000	7.40%, 12/07/22	76,014
	2,930,000	7.50%, 08/18/21	44,588
	5,260,000	7.70%, 03/23/33	77,921
	3,490,000	7.75%, 09/16/26	52,874
	4,080,000	8.15%, 02/03/27	63,089
	3,300,000	8.50%, 09/17/31	52,137
USD	150,000	Russian Federal Bonds 144A 5.00%, 04/29/20	153,272
		Russian Foreign Bonds Reg S
	20,750	7.50%, 03/31/30 (s)	23,036
	45,000	12.75%, 06/24/28 (p)	72,413
			852,855
Saudi Arabia: 0.5%
	150,000	Saudi Government International Bond 144A 4.50%, 10/26/46	140,245
Serbia: 0.2%
	50,000	Serbia International Bond 144A 4.88%, 02/25/20	50,683
South Africa: 3.9%
		Republic of South Africa Government Bonds
ZAR	1,173,000	7.00%, 02/28/31	74,353
	1,229,300	7.75%, 02/28/23	92,702
	1,668,000	8.00%, 01/31/30	116,371
	1,200,000	8.25%, 03/31/32	83,046
	1,157,000	8.50%, 01/31/37	79,520
	1,275,000	8.75%, 01/31/44	88,095
	1,880,000	8.75%, 02/28/48	129,857
	1,150,000	8.88%, 02/28/35	82,499
	95,000	9.00%, 01/31/40	6,780
	1,805,000	10.50%, 12/21/26	150,548
		Republic of South Africa Government International Bond
USD	50,000	4.30%, 10/12/28	46,727
	75,000	5.88%, 09/16/25	78,835
			1,029,333
Sri Lanka: 0.3%
		Sri Lanka Government International Bond 144A
	50,000	5.75%, 04/18/23	48,621
	40,000	6.85%, 11/03/25	39,557
			88,178
Thailand: 3.8%
		Thailand Government Bonds
THB	1,985,000	1.88%, 06/17/22	63,406
	1,990,000	2.00%, 12/17/22	63,789
	2,380,000	2.13%, 12/17/26	75,044
	2,350,000	3.40%, 06/17/36	79,437
	4,593,000	3.63%, 06/16/23	156,832
	4,429,000	3.65%, 12/17/21	148,952
	2,280,000	3.65%, 06/20/31	80,533
	304,000	3.78%, 06/25/32	10,816
	1,835,000	3.85%, 12/12/25	64,668
	1,920,000	4.68%, 06/29/44	76,293
	2,560,000	4.88%, 06/22/29	99,353
	2,400,000	Thailand Government Bonds Reg S 4.26%, 12/12/37	88,542
			1,007,665
Turkey: 2.8%
		Turkey Government International Bonds
USD	60,000	5.63%, 03/30/21	60,712
	150,000	6.00%, 03/25/27	144,886
	90,000	6.88%, 03/17/36	88,700
TRY	268,600	7.10%, 03/08/23	39,647
USD	80,000	7.38%, 02/05/25	83,797
TRY	240,000	8.00%, 03/12/25	34,777
	280,000	9.20%, 09/22/21	46,145
	200,000	10.50%, 01/15/20	36,168
	208,000	10.50%, 08/11/27	33,696
	340,000	10.60%, 02/11/26	56,033
	200,000	10.70%, 08/17/22	33,695
	222,000	11.00%, 03/02/22	38,087
	200,000	12.40%, 03/08/28	35,859
			732,202
Ukraine: 0.5%
		Ukraine Government International Bonds 144A
USD	75,000	7.38%, 09/25/32	64,110
	60,000	7.75%, 09/01/23	57,346
			121,456
United Arab Emirates: 0.4%
		Abu Dhabi Government International Bond 144A
	50,000	2.50%, 10/11/22	49,093
	65,000	3.13%, 10/11/27	63,628
			112,721
Uruguay: 0.4%
	77,000	Uruguay Government International Bonds 4.50%, 08/14/24	80,041
		Uruguay Government International Bonds Reg S
UYU	370,000	8.50%, 03/15/28	10,011
	300,000	9.88%, 06/20/22	9,259
			99,311
Total Government Obligations (Cost: $16,670,028)			16,385,404

Number of Shares
MONEY MARKET FUND: 0.3% (Cost: $96,875)
	96,875	Dreyfus Government Cash Management Fund - Institutional Shares	96,875
Total Investments Before Collateral for Securities Loaned: 98.5% (Cost: $26,074,901)			25,839,636

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0% (Cost: $257,776)
Repurchase Agreements: 1.0%
	$257,776	Repurchase agreement dated 1/31/19 with Deutsche Bank Securities, Inc., 2.56%, due 2/1/19, proceeds $257,794; (collateralized by various U.S. government and agency obligations, 2.63%, due 12/15/21, valued at $262,932 including accrued interest)	257,776
Total Investments: 99.5% (Cost: $26,332,677)			26,097,412
Other assets less liabilities: 0.5%			121,497
NET ASSETS: 100.0%			$26,218,909

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $252,515.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $5,029,415, or 19.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.9%	$1,013,078
Communications	3.0	775,998
Consumer, Non-cyclical	3.3	850,313
Diversified	1.4	359,437
Energy	8.7	2,257,894
Financial	12.2	3,145,454
Government	63.4	16,385,404
Industrial	1.0	256,472
Utilities	2.7	698,711
Money Market Fund	0.4	96,875
	100.0%	$25,839,636

The summary of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$9,357,357	$—	$9,357,357
Government Obligations*	—	16,385,404	—	16,385,404
Money Market Funds	96,875	—	—	96,875
Repurchase Agreements	—	257,776	—	257,776
Total	$96,875	$26,000,537	$—	$26,097,412

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 91.7%
Argentina: 4.6%
$350,000	Aeropuertos Argentina 2000 SA 144A 6.88%, 02/06/22 (c)	$331,625
550,000	AES Argentina Generacion SA 144A 7.75%, 02/02/21 (c)	481,861
300,000	Agua y Saneamientos Argentinos SA Reg S 6.63%, 02/01/21 (c)	237,000
450,000	Arcor SAIC 144A 6.00%, 07/06/20 (c)	435,366
300,000	Banco Hipotecario SA 144A 9.75%, 11/30/20	303,435
350,000	Banco Macro SA 144A 6.75% (USD Swap Semi 30/360 5 Year+5.46%), 11/04/21 (c)	294,875
450,000	Cablevision SA 144A 6.50%, 06/15/19 (c)	441,563
200,000	Capex SA 144A 6.88%, 05/15/21 (c)	175,194
300,000	Cia General de Combustibles SA 144A 9.50%, 11/07/19 (c)	289,500
400,000	Cia Latinoamericana de Infraestructura & Servicios SA 144A 9.50%, 07/20/20 (c)	274,000
300,000	Generacion Mediterranea SA 144A 9.63%, 07/27/20 (c)	267,990
450,000	Genneia SA 144A 8.75%, 01/20/20 (c)	419,490
300,000	IRSA Propiedades Comerciales SA 144A 8.75%, 03/23/20 (c)	294,717
	Pampa Energia SA 144A
400,000	7.38%, 07/21/20 (c)	381,004
700,000	7.50%, 01/24/22 (c)	624,750
470,000	Pan American Energy LLC 144A 7.88%, 05/07/21	483,489
550,000	Rio Energy SA / UGEN SA / UENSA SA 144A 6.88%, 02/01/22 (c)	441,375
500,000	Tecpetrol SA 144A 4.88%, 12/12/20 (c)	472,500
500,000	Transportadora de Gas del Sur SA 144A 6.75%, 05/02/22 (c) †	468,650
	YPF SA 144A
930,000	6.95%, 07/21/27 †	836,256
675,000	7.00%, 06/15/47 (c) †	554,850
850,000	8.50%, 03/23/21	868,901
1,300,000	8.50%, 07/28/25	1,277,575
1,100,000	8.75%, 04/04/24	1,108,250
		11,764,216
Austria: 0.0%
100,000	JBS Investments II GmbH 144A 7.00%, 01/15/22 (c)	101,750
Azerbaijan: 1.4%
950,000	International Bank of Azerbaijan OJSC Reg S 3.50%, 09/01/24	845,500
1,675,000	Southern Gas Corridor CJSC 144A 6.88%, 03/24/26	1,864,208
700,000	State Oil Co. of the Azerbaijan Republic Reg S 6.95%, 03/18/30	772,282
		3,481,990
Bahrain: 0.8%
400,000	BBK BSC Reg S 3.50%, 03/24/20	394,264
	Oil and Gas Holding Co. BSCC 144A
875,000	7.50%, 10/25/27	905,354
500,000	7.63%, 11/07/24	532,111
300,000	8.38%, 11/07/28	320,900
		2,152,629
Bermuda: 2.2%
400,000	China Oil & Gas Group Ltd. Reg S 4.63%, 04/20/20 (c) †	382,260
200,000	Cosan Ltd. 144A 5.95%, 09/20/20 (c)	201,500
712,000	Digicel Group One Ltd. 144A 8.25%, 12/30/20 (c) †	590,960
	Digicel Group Two Ltd. 144A
673,000	8.25%, 09/30/20 (c) †	365,103
1,200,000	9.13% 03/04/19 (c) †	528,000
	Digicel Ltd. 144A
1,125,000	6.00%, 03/04/19 (c)	1,044,000
900,000	6.75%, 02/19/19 (c)	739,980
400,000	GCL New Energy Holdings Ltd. Reg S 7.10%, 01/30/21 †	361,169
300,000	Geopark Ltd. 144A 6.50%, 09/21/21 (c)	291,375
200,000	GOME Retail Holdings Ltd. Reg S 5.00%, 03/10/20	191,200
600,000	Inkia Energy Ltd. 144A 5.88%, 11/09/22 (c)	575,784
500,000	Li & Fung Ltd. Reg S 5.25%, 11/03/21 (c)	332,535
		5,603,866
Brazil: 4.7%
200,000	B3 SA - Brasil Bolsa Balcao 144A 5.50%, 07/16/20	205,302
	Banco Bradesco SA 144A
350,000	5.75%, 03/01/22	365,400
600,000	5.90%, 01/16/21	622,800
	Banco BTG Pactual SA Reg S
300,000	5.75%, 09/28/22 Reg S	293,475
75,000	5.75%, 09/28/22 144A	73,369
1,100,000	Banco do Brasil SA 3.88%, 10/10/22	1,086,525
	Banco do Brasil SA 144A
730,000	5.88%, 01/26/22 †	760,550
400,000	8.50% (US Treasury Yield Curve Rate T 10 Year+7.78%), 10/20/20 (c)	427,404
	Banco do Brasil SA/Cayman 144A
200,000	4.63%, 01/15/25 †	196,882
200,000	5.38%, 01/15/21	205,400
	Banco do Estado do Rio Grande do Sul SA Reg S
200,000	7.38%, 02/02/22 Reg S	210,998
50,000	7.38%, 02/02/22 144A	52,750
	Banco Nacional de Desenvolvimento Economico e Social 144A
400,000	4.75%, 05/09/24 †	403,000
410,000	5.50%, 07/12/20	422,300
400,000	Banco Safra SA 144A 6.75%, 01/27/21	422,000
550,000	BRF SA 144A 4.75%, 05/22/24	515,625
200,000	Caixa Economica Federal 144A 3.50%, 11/07/22	194,240
560,000	Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/23 (c)	613,192
560,000	Centrais Eletricas Brasileiras SA 144A 5.75%, 10/27/21	576,100
200,000	Cia de Saneamento Basico do Estado de Sao Paulo Reg S 6.25%, 03/06/19 (c)	201,250
425,000	Cielo SA 144A 3.75%, 11/16/22	411,719
	Globo Comunicacao e Participacoes SA 144A
150,000	4.84%, 03/08/25 (c) †	147,750
150,000	4.88%, 04/11/22	151,464
	Itau Unibanco Holding SA 144A
1,200,000	5.13%, 05/13/23	1,231,800
1,450,000	5.75%, 01/22/21	1,502,925
100,000	6.20%, 12/21/21	105,301
200,000	Light Servicos de Eletricidade SA/Light Energia SA 144A 7.25%, 05/03/21 (c) †	200,940
300,000	Natura Cosmeticos SA 144A 5.38%, 02/01/21 (c)	302,625
		11,903,086
British Virgin Islands: 4.1%
350,000	Arcos Dorados Holdings, Inc. 144A 6.63%, 09/27/23	371,438
350,000	Baoxin Auto Finance I Ltd. Reg S 5.63% (US Treasury Yield Curve Rate T 3 Year+8.91%), 10/30/20 (c)	313,649
500,000	Central American Bottling Corp. 144A 5.75%, 01/31/22 (c)	499,375
	Easy Tactic Ltd. Reg S
700,000	5.75%, 01/13/20 (c) †	662,595
200,000	7.00%, 04/25/20 (c)	197,724
1,200,000	Fortune Star BVI Ltd. Reg S 5.25%, 03/23/20 (c)	1,136,264
400,000	Franshion Brilliant Ltd. Reg S 5.75% (USD Swap Semi 30/360 5 Year+3.86%), 01/17/22 (c)	360,961
625,000	Gold Fields Orogen Holding BVI Ltd. 144A 4.88%, 10/07/20	628,750
	Greenland Global Investment Ltd. Reg S
450,000	4.85%, 08/17/20 †	440,107
350,000	5.88%, 07/03/24	301,289
250,000	Grupo Unicomer Co. Ltd. 144A 7.88%, 04/01/21 (c)	264,375
300,000	Lai Fung Bonds 2018 Ltd. Reg S 5.65%, 01/18/23	277,225
425,000	LS Finance 2022 Ltd. Reg S 4.25%, 10/16/22	412,423
400,000	New Metro Global Ltd. Reg S 6.50%, 04/23/20 (c)	395,725
220,000	Prime Bloom Holdings Ltd. Reg S 6.95%, 07/05/20 (c)	169,070
200,000	RKI Overseas Finance 2016 B Ltd. Reg S 4.70%, 09/06/19 (c)	191,190
250,000	RKI Overseas Finance 2017 A Ltd. Reg S 7.00%, 06/23/22 (c)	195,594
	Scenery Journey Ltd. Reg S
500,000	11.00%, 11/06/20	516,587
300,000	13.75%, 11/06/21 (c) †	319,495
400,000	Sino-Ocean Land Treasure III Ltd. Reg S 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (c)	315,581
540,650	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/26 (c)	526,135
700,000	Studio City Co. Ltd. 144A 7.25%, 03/04/19 (c)	724,379
450,000	Studio City Finance Ltd. 144A 8.50%, 03/04/19 (c)	451,125
300,000	Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	293,597
400,000	Xinhu BVI Holding Co. Ltd. Reg S 6.00%, 03/01/20 †	377,601
200,000	Zhongrong International Resources Co. Ltd. Reg S 7.25%, 10/26/20	132,283
		10,474,537
Canada: 2.2%
200,000	Canacol Energy Ltd. 144A 7.25%, 05/03/22 (c)	193,031
	First Quantum Minerals Ltd. 144A
600,000	6.50%, 09/01/20 (c)	552,750
800,000	6.88%, 03/01/21 (c) †	728,000
900,000	7.00%, 03/04/19 (c) †	899,437
800,000	7.25%, 03/04/19 (c) †	791,000
1,000,000	7.25%, 10/01/19 (c)	961,260
1,050,000	7.50%, 04/01/20 (c)	988,312
300,000	Frontera Energy Corp. 144A 9.70%, 06/25/21 (c)	305,250
200,000	St Marys Cement, Inc. Canada 144A 5.75%, 10/28/26 (c)	206,500
		5,625,540
Cayman Islands: 11.4%
300,000	361 Degrees International Ltd. Reg S 7.25%, 06/03/19 (c)	287,419
	Agile Group Holdings Ltd. Reg S
200,000	6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (c) †	179,729
200,000	8.50%, 07/18/20 (c) †	208,879
400,000	9.00%, 03/04/19 (c)	414,829
300,000	Agricola Senior Trust 144A 6.75%, 06/18/20	305,934
700,000	Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	620,165
400,000	Batelco International Finance No. 1 Ltd. Reg S 4.25%, 05/01/20	398,116
400,000	CAR, Inc. 144A 6.13%, 03/04/19 (c)	396,800
300,000	Cementos Progreso Trust 144A 7.13%, 03/18/19 (c) †	309,750
	Central China Real Estate Ltd. Reg S
200,000	6.50%, 03/05/21	195,645
275,000	8.75%, 03/04/19 (c)	280,888
400,000	CFLD Cayman Investment Ltd. Reg S 6.50%, 12/21/20 †	377,606
200,000	China Aoyuan Group Ltd. Reg S 7.95%, 09/07/20 (c) (p)	204,419
300,000	China Aoyuan Property Group Ltd. Reg S 7.50%, 05/10/20 (c)	303,093
	China Evergrande Group Reg S
850,000	7.50%, 06/28/20 (c)	768,003
1,625,000	8.75%, 06/28/21 (c)	1,448,510
500,000	9.50%, 03/29/21 (c)	469,575
700,000	China SCE Property Holdings Ltd. Reg S 5.88%, 03/10/20 (c)	656,241
	CIFI Holdings Group Co. Ltd. Reg S
200,000	6.88%, 04/23/20 (c)	201,751
700,000	7.75%, 03/04/19 (c)	716,456
625,000	Comcel Trust 144A 6.88%, 03/04/19 (c)	647,794
	Country Garden Holdings Co. Ltd. Reg S
600,000	4.75%, 09/28/20 (c)	554,798
300,000	5.63%, 12/15/21 (p) †	292,854
500,000	7.50%, 03/04/19 (c) †	509,041
500,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 03/21/23	467,665
400,000	Emirates Reit Sukuk Ltd. Reg S 5.13%, 12/12/22	366,000
200,000	Energuate Trust 144A 5.88%, 05/03/22 (c)	187,750
800,000	Ezdan Sukuk Co. Ltd. Reg S 4.38%, 05/18/21	673,718
500,000	Fantasia Holdings Group Co. Ltd. Reg S 7.38%, 10/04/19 (c)	408,790
200,000	Future Land Development Holdings Ltd. Reg S 5.00%, 02/16/20	198,450
600,000	Global A&T Electronics Ltd. 8.50%, 03/04/19 (c)	530,490
200,000	Gol Finance, Inc. 144A 7.00%, 01/31/22 (c)	186,250
400,000	Greentown China Holdings Ltd. Reg S 5.88%, 03/04/19 (c)	401,592
950,000	Grupo Aval Ltd. 144A 4.75%, 09/26/22	938,600
400,000	Industrial Senior Trust 144A 5.50%, 11/01/22	403,000
400,000	Jingrui Holdings Ltd. Reg S 9.45%, 04/23/21	367,420
400,000	King Talent Management Ltd. Reg S 5.60% (US Treasury Yield Curve Rate T 5 Year+3.52%), 12/04/22 (c)	358,595
200,000	KWG Group Holdings Ltd. Reg S 7.88%, 08/09/20 (c) †	205,218
	KWG Property Holding Ltd. Reg S
200,000	5.88%, 11/10/21 (c)	176,531
300,000	6.00%, 03/15/20 (c)	283,695
	Lamar Funding Ltd. Reg S
800,000	3.96%, 05/07/25 Reg S	676,300
500,000	3.96%, 05/07/25 144A	422,688
700,000	Latam Finance Ltd. 144A 6.88%, 04/11/21 (c)	708,925
	Logan Property Holdings Co. Ltd. Reg S
200,000	5.25%, 05/23/20 (c)	178,430
400,000	6.88%, 04/24/20 (c)	398,422
	MAF Global Securities Ltd. Reg S
550,000	5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (c) †	529,441
300,000	6.38% (US Treasury Yield Curve Rate T 5 Year+3.54%), 03/20/26 (c)	278,715
900,000	Melco Resorts Finance Ltd. 144A 4.88%, 06/06/20 (c)	848,174
500,000	Mumtalakat Sukuk Holding Co. Reg S 4.00%, 11/25/21	485,246
300,000	NagaCorp Ltd. 144A 9.38%, 05/21/20 (c)	311,081
300,000	NMC Healthcare Sukuk Ltd. Reg S 5.95%, 11/21/23	306,000
124,000	Odebrecht Drilling Norbe VIII/IX Ltd. 144A 6.35%, 12/01/20 (c)	120,900
200,000	Powerlong Real Estate Holdings Ltd. 6.95%, 04/17/21	195,911
400,000	Ronshine China Holdings Ltd. Reg S 8.25%, 02/01/20 (p) †	392,647
250,000	Sagicor Finance 2015 Ltd. 144A 8.88%, 08/11/19 (c)	263,250
700,000	Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/21 (c)	637,875
895,000	Shimao Property Holdings Ltd. Reg S 8.38%, 03/04/19 (c)	937,201
	Sunac China Holdings Ltd. Reg S
400,000	6.88%, 08/08/20	399,408
600,000	7.95%, 08/08/20 (c)	594,799
300,000	Termocandelaria Power Ltd. 144A 7.88%, 01/30/23 (c)	310,125
800,000	Times Property Holdings Ltd. Reg S 6.60%, 11/30/20 (c) †	742,791
550,000	WTT Investment Ltd./Hong Kong 144A 5.50%, 11/21/20 (c)	543,167
	Wynn Macau Ltd. 144A
500,000	4.88%, 10/01/20 (c)	466,250
700,000	5.50%, 10/01/22 (c)	640,500
200,000	Xinyuan Real Estate Co. Ltd. Reg S 7.75%, 02/28/21 †	160,705
700,000	Yuzhou Properties Co. Ltd. Reg S 6.00%, 01/25/20 (c)	673,322
		29,124,332
Chile: 0.6%
500,000	CorpGroup Banking SA 144A 6.75%, 03/04/19 (c)	488,750
500,000	Empresa Electrica Guacolda SA 144A 4.56%, 01/30/25 (c)	453,959
500,000	Latam Airlines Group SA 144A 7.25%, 06/09/20	516,875
		1,459,584
China / Hong Kong: 2.0%
650,000	Bank of East Asia Ltd. Reg S 5.50% (US Treasury Yield Curve Rate T 5 Year+3.83%), 12/02/20 (c)	648,927
1,050,000	China Cinda Asset Management Co. Ltd. Reg S 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (c)	994,875
600,000	China CITIC Bank International Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.11%), 10/11/21 (c)	564,210
200,000	China South City Holdings Ltd. Reg S 5.75%, 03/09/20	179,690
200,000	Full Dragon Hong Kong International Development Ltd. Reg S 5.60%, 02/14/21	196,308
450,000	ICBC Asia Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (c)	440,043
1,100,000	Nanyang Commercial Bank Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (c)	1,060,517
400,000	Qinghai Provincial Investment Group Co. Ltd. Reg S 6.40%, 07/10/21 †	327,024
300,000	Yancoal International Resources Development Co. Ltd. Reg S 5.75% (US Treasury Yield Curve Rate T 3 Year+8.30%), 04/13/20 (c)	300,773
200,000	Yanlord Land HK Co. Ltd. Reg S 5.88%, 01/23/20 (c)	199,529
200,000	Zoomlion HK SPV Co. Ltd. 144A 6.13%, 12/20/22	190,000
		5,101,896
Colombia: 2.1%
550,000	Banco Davivienda SA 144A 5.88%, 07/09/22	579,837
	Banco de Bogota SA 144A
1,175,000	5.38%, 02/19/23	1,205,844
200,000	6.25%, 05/12/26	209,700
300,000	Banco GNB Sudameris SA 144A 6.50% (US Treasury Yield Curve Rate T 5 Year+4.56%), 04/03/22 (c)	306,675
	Bancolombia SA
600,000	4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c) †	595,230
900,000	5.13%, 09/11/22	929,250
	Colombia Telecomunicaciones SA ESP 144A
700,000	5.38%, 03/04/19 (c)	708,057
450,000	8.50% (USD Swap Semi 30/360 5 Year+6.96%), 03/30/20 (c)	469,017
300,000	Credivalores-Crediservicios SAS 144A 9.75%, 07/27/20 (c)	265,500
		5,269,110
Costa Rica: 0.3%
800,000	Banco Nacional de Costa Rica 144A 6.25%, 11/01/23	791,860
Croatia: 0.2%
400,000	Hrvatska Elektroprivreda 144A 5.88%, 10/23/22	421,000
Curacao: 0.3%
450,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	420,064
300,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	289,956
		710,020
Dominican Republic: 0.2%
300,000	Aeropuertos Dominicanos Siglo XXI SA 144A 6.75%, 04/01/24 (c)	302,513
300,000	Banco de Reservas de la Republica Dominicana 144A 7.00%, 02/01/23	303,153
		605,666
Ecuador: 0.2%
600,000	Petroamazonas EP 144A 4.63%, 11/06/20	576,615
Georgia: 0.4%
200,000	Bank of Georgia JSC 144A 6.00%, 07/26/23	197,864
200,000	Georgia Capital JSC 144A 6.13%, 03/09/24	182,000
500,000	Georgian Railway JSC 144A 7.75%, 07/11/22	527,815
		907,679
India: 0.9%
400,000	Delhi International Airport Pvt Ltd. 144A 6.13%, 10/31/26	392,920
300,000	GMR Hyderabad International Airport Ltd. 144A 4.25%, 10/27/27	252,800
400,000	HPCL-Mittal Energy Ltd. Reg S 5.25%, 04/28/27	376,471
700,000	IDBI Bank Ltd. Reg S 4.25%, 11/30/20	692,046
500,000	JSW Steel Ltd. Reg S 5.25%, 04/13/22 †	497,708
		2,211,945
Indonesia: 0.5%
300,000	ABM Investama Tbk PT 144A 7.13%, 08/01/20 (c)	273,380
360,000	Bukit Makmur Mandiri Utama PT 144A 7.75%, 02/13/20 (c)	366,443
320,000	Chandra Asri Petrochemical Tbk PT 144A 4.95%, 11/08/21 (c)	290,579
500,000	Saka Energi Indonesia PT 144A 4.45%, 05/05/24	469,520
		1,399,922
Ireland: 3.9%
925,000	Alfa Bank OJSC 144A 7.75%, 04/28/21	984,925
750,000	Bank Otkritie Financial Corp. OJSC Reg S 10.00%, 12/17/19 # § ∞	0
300,000	Borets Finance DAC 144A 6.50%, 04/07/22	301,875
	Credit Bank of Moscow Via CBOM Finance Plc 144A
350,000	5.55%, 02/14/23	338,908
350,000	5.88%, 11/07/21	351,250
500,000	EDC Finance Ltd. 144A 4.88%, 04/17/20	501,224
600,000	Eurochem Finance DAC 144A 3.95%, 07/05/21	588,188
300,000	EuroChem Mineral & Chemical Co. OJSC Via EuroChem Global Investments Ltd. 144A 3.80%, 04/12/20	297,213
200,000	Eurotorg LLC via Bonitron DAC 144A 8.75%, 10/30/22	202,180
	GTLK Europe DAC Reg S
400,000	5.13%, 05/31/24	382,258
400,000	5.95%, 07/19/21	402,799
600,000	Hacienda Investments Ltd. Via DME Airport DAC Reg S 5.08%, 02/15/23	585,150
400,000	Koks OAO Via Koks Finance DAC 144A 7.50%, 05/04/22	403,822
	Metalloinvest Finance DAC 144A
800,000	4.85%, 05/02/24	782,008
200,000	5.63%, 04/17/20	202,310
550,000	Mobile Telesystems OJSC 144A 5.00%, 05/30/23	549,081
200,000	MTS International Funding Ltd. 144A 8.63%, 06/22/20	211,559
1,725,000	Rosneft Oil Co. 144A 4.20%, 03/06/22	1,691,611
900,000	SCF Capital Ltd. 144A 5.38%, 06/16/23	891,799
300,000	Sibur Securities DAC 144A 4.13%, 10/05/23	290,719
		9,958,879
Kazakhstan: 1.5%
	Halyk Savings Bank of Kazakhstan JSC 144A
600,000	5.50%, 03/04/19 (c)	598,800
500,000	7.25%, 01/28/21	525,560
	KazMunayGas National Co. JSC 144A
500,000	3.88%, 04/19/22	498,797
300,000	4.40%, 04/30/23	303,429
800,000	4.75%, 04/19/27	811,104
1,100,000	5.75%, 04/19/47	1,112,402
		3,850,092
Kuwait: 0.1%
300,000	Al Ahli Bank of Kuwait KSCP Reg S 7.25% (USD Swap Semi 30/360 5 Year+4.17%), 09/26/23 (c)	304,688
Luxembourg: 7.2%
500,000	Adecoagro SA 144A 6.00%, 09/21/22 (c)	440,000
200,000	Atento Luxco 1 SA 144A 6.13%, 08/10/19 (c)	196,500
300,000	Avation Capital SA 144A 6.50%, 05/15/20 (c)	300,375
	Consolidated Energy Finance SA 144A
400,000	6.50%, 05/15/21 (c)	393,000
350,000	6.88%, 06/15/20 (c)	346,500
300,000	Cosan Luxembourg SA 144A 7.00%, 01/20/22 (c)	315,375
500,000	CSN Resources SA 144A 6.50%, 07/21/20 †	498,750
	Evraz Group SA 144A
1,275,000	5.38%, 03/20/23 144A	1,276,951
350,000	6.50%, 04/22/20 144A	358,061
200,000	6.75%, 01/31/22 Reg S	208,892
600,000	8.25%, 01/28/21 Reg S	638,100
300,000	Gilex Holding Sarl 144A 8.50%, 05/02/21 (c)	308,625
200,000	Hidrovias International Finance SARL 144A 5.95%, 01/24/22 (c)	188,330
200,000	JSL Europe SA 144A 7.75%, 07/26/21 (c)	198,500
400,000	Kernel Holding SA 144A 8.75%, 01/31/22	398,096
500,000	Klabin Finance SA 144A 4.88%, 09/19/27	470,625
550,000	MHP Lux SA 144A 6.95%, 04/03/26	495,000
	Minerva Luxembourg SA 144A
100,000	5.88%, 01/19/23 (c)	90,375
550,000	6.50%, 09/20/21 (c)	528,165
	Offshore Drilling Holding SA Reg S
400,000	8.38%, 03/04/19 (c)Reg S	206,000
590,000	8.38%, 03/04/19 (c)144A	303,850
1,200,000	Puma International Financing SA 144A 5.00%, 01/24/21 (c)	1,002,274
450,000	Rosneft Finance SA 144A 7.25%, 02/02/20	464,607
500,000	Rumo Luxembourg Sarl 144A 7.38%, 02/09/21 (c)	531,250
	Sberbank of Russia 144A
1,750,000	5.13%, 10/29/22	1,759,102
1,350,000	6.13%, 02/07/22	1,403,527
875,000	Sberbank of Russia Via SB Capital SA Reg S 5.72%, 06/16/21	898,609
500,000	TMK OAO 144A 6.75%, 04/03/20	509,053
400,000	Topaz Marine SA 144A 9.13%, 07/26/19 (c)	401,176
300,000	Ultrapar International SA 144A 5.25%, 10/06/26	301,953
300,000	Vm Holding SA 144A 5.38%, 02/04/27 (c)	298,110
600,000	Votorantim Cimentos International SA 144A 7.25%, 04/05/41	632,412
700,000	VTB Bank OJSC Via VTB Capital SA 144A 6.55%, 10/13/20	723,398
1,265,000	VTB Bank SA 144A 6.95%, 10/17/22	1,298,839
		18,384,380
Malaysia: 0.1%
300,000	Press Metal Labuan Ltd. Reg S 4.80%, 10/30/20 (c)	284,448
Marshall Islands: 0.1%
350,000	Navios South American Logistics, Inc. 144A 7.25%, 03/04/19 (c)	329,000
Mauritius: 1.5%
375,000	Azure Power Energy Ltd. 144A 5.50%, 08/03/20 (c)	365,619
500,000	Greenko Investment Co. 144A 4.88%, 08/16/19 (c)	464,401
300,000	HT Global IT Solutions Holdings Ltd. 144A 7.00%, 03/04/19 (c)	308,100
450,000	HTA Group Ltd. 144A 9.13%, 03/08/19 (c)	465,750
300,000	Lodha Developers International Ltd. Reg S 12.00%, 03/06/19 (c)	287,250
	MTN Mauritius Investments Ltd. 144A
600,000	4.76%, 11/11/24	569,366
500,000	5.37%, 02/13/22	499,083
400,000	6.50%, 10/13/26	404,592
500,000	Neerg Energy Ltd. 144A 6.00%, 02/13/20 (c)	482,929
		3,847,090
Mexico: 3.7%
500,000	Axtel SAB de CV 144A 6.38%, 11/14/20 (c)	483,125
500,000	Banco Mercantil del Norte SA/Grand Cayman 144A 5.75% (US Treasury Yield Curve Rate T 5 Year+4.45%), 10/04/26 (c)	471,300
	BBVA Bancomer SA 144A
800,000	5.13% (US Treasury Yield Curve Rate T 5 Year+2.65%), 01/18/28 (c)	725,000
950,000	7.25%, 04/22/20	985,625
	Cemex SAB de CV 144A
1,200,000	5.70%, 01/11/20 (c)	1,219,200
100,000	6.13%, 05/05/20 (c)	102,050
900,000	7.75%, 04/16/21 (c) †	974,250
500,000	Credito Real SAB de CV 144A 7.25%, 07/20/20 (c)	493,750
300,000	Cydsa SAB de CV 144A 6.25%, 10/04/22 (c)	278,250
360,000	Elementia SAB de CV 144A 5.50%, 01/15/20 (c)	339,300
400,000	Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (c)	397,480
300,000	Grupo Idesa SA de CV 144A 7.88%, 03/04/19 (c)	204,000
385,000	Grupo KUO SAB De CV 144A 5.75%, 07/07/22 (c)	369,639
400,000	Grupo Posadas SAB de CV 144A 7.88%, 06/30/19 (c)	397,848
350,000	Metalsa SA de CV 144A 4.90%, 04/24/23	340,907
400,000	Nemak SAB de CV 144A 4.75%, 01/23/21 (c)	388,000
300,000	Sixsigma Networks Mexico SA de CV 144A 7.50%, 05/02/21 (c)	287,250
250,000	TV Azteca SAB de CV Reg S 8.25%, 08/09/21 (c)	248,750
	Unifin Financiera SA de CV 144A
400,000	7.00%, 07/15/21 (c)	364,000
500,000	7.25%, 09/27/20 (c)	484,375
		9,554,099
Mongolia: 0.2%
500,000	Trade & Development Bank of Mongolia LLC 144A 9.38%, 05/19/20	522,179
Netherlands: 8.5%
470,000	Ajecorp BV 144A 6.50%, 03/04/19 (c)	347,800
200,000	Cimpor Financial Operations BV 144A 5.75%, 07/17/19 (c) †	176,250
575,000	EA Partners I BV Reg S 6.88%, 09/28/20	336,960
1,000,000	Greenko Dutch BV 144A 5.25%, 07/24/20 (c)	929,850
	GTH Finance BV 144A
400,000	6.25%, 01/26/20 (c)	407,666
550,000	7.25%, 01/26/23 (c)	579,774
600,000	IHS Netherlands Holdco BV 144A 9.50%, 03/04/19 (c)	620,659
655,000	Indo Energy Finance II BV 144A 6.38%, 03/04/19 (c)	638,891
1,000,000	Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	1,115,425
400,000	Listrindo Capital BV 144A 4.95%, 09/14/21 (c)	379,000
900,000	Marfrig Holding Europe BV 144A 8.00%, 06/08/19 (c)	933,264
	Metinvest BV 144A
950,000	7.75%, 01/23/23 (c)	908,323
450,000	8.50%, 01/23/26 (c)	427,311
850,000	Nostrum Oil & Gas Finance BV 144A 8.00%, 07/25/19 (c)	579,211
	Petrobras Global Finance BV
342,000	4.38%, 05/20/23	341,829
700,000	5.30%, 01/27/25 †	704,200
200,000	5.75%, 02/01/29	196,160
600,000	6.00%, 01/27/28	598,680
650,000	6.25%, 03/17/24	688,435
250,000	6.85%, 06/05/15	243,125
100,000	6.88%, 01/20/40	101,875
700,000	7.38%, 01/17/27	762,650
380,000	8.75%, 05/23/26	446,709
	Teva Pharmaceutical Finance Netherlands III BV
1,550,000	2.20%, 07/21/21	1,465,976
1,500,000	2.80%, 07/21/23	1,357,079
1,775,000	3.15%, 10/01/26	1,476,469
1,040,000	4.10%, 10/01/46	766,811
650,000	6.00%, 01/15/24 (c)	661,611
450,000	6.75%, 12/01/27 (c)	468,528
	VEON Holdings BV 144A
600,000	3.95%, 03/16/21 (c)	589,530
600,000	4.95%, 03/16/24 (c)	588,084
200,000	5.95%, 02/13/23	207,320
350,000	7.50%, 03/01/22	383,534
1,176,000	VTR Finance BV 144A 6.88%, 02/11/19 (c)	1,215,572
		21,644,561
Nigeria: 0.6%
200,000	Access Bank Plc 144A 10.50%, 10/19/21	216,770
400,000	Fidelity Bank Plc 144A 10.50%, 10/16/22	408,224
200,000	SEPLAT Petroleum Development Co. Plc 144A 9.25%, 04/01/20 (c)	206,000
400,000	United Bank for Africa Plc 144A 7.75%, 06/08/22	407,180
400,000	Zenith Bank Plc 144A 7.38%, 05/30/22	409,007
		1,647,181
Oman: 0.3%
400,000	Bank Muscat SAOG Reg S 3.75%, 05/03/21	390,468
350,000	Mazoon Assets Co SAOC 144A 5.20%, 11/08/27	309,816
		700,284
Panama: 0.4%
375,000	AES El Salvador Trust II 144A 6.75%, 03/07/19 (c)	349,219
300,000	AES Panama SRL 144A 6.00%, 06/25/19 (c)	308,490
450,000	Avianca Holdings SA 144A 8.38%, 03/04/19 (c)	437,625
		1,095,334
Paraguay: 0.1%
200,000	Telefonica Celular del Paraguay SA 144A 6.75%, 03/05/19 (c)	202,972
Peru: 1.0%
300,000	Inretail Pharma SA 144A 5.38%, 05/02/21 (c)	308,455
300,000	Minsur SA 144A 6.25%, 02/07/24	317,625
300,000	Nexa Resources Peru SAA 144A 4.63%, 03/28/23	296,250
400,000	Orazul Energy Egenor S. en C. por A. 144A 5.63%, 04/28/22 (c)	370,500
400,000	Patrimonio EN Fideicomiso DS 093-2002-EF-Inretail Shopping Malls 144A 5.75%, 04/03/23 (c)	404,200
200,000	SAN Miguel Industrias Pet SA 144A 4.50%, 09/18/20 (c)	196,610
530,000	Volcan Cia Minera SAA 144A 5.38%, 02/02/22	541,261
		2,434,901
Russia: 0.3%
	Global Ports Finance Plc 144A
300,000	6.50%, 09/22/23	307,868
200,000	6.87%, 01/25/22	205,966
325,000	MHP SE 144A 7.75%, 05/10/24	313,606
		827,440
Saudi Arabia: 0.2%
400,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 04/10/22	380,820
Singapore: 2.3%
	ABJA Investment Co. Pte Ltd. Reg S
350,000	4.85%, 01/31/20	352,296
200,000	5.45%, 01/24/28	180,925
1,700,000	5.95%, 07/31/24 †	1,718,258
400,000	APL Realty Holdings Pte Ltd. Reg S 5.95%, 06/02/21 (c)	314,144
111,000	Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (c) (d) §	1,665
300,000	Geo Coal International Pte Ltd. 144A 8.00%, 10/04/20 (c)	258,489
300,000	Global Prime Capital Pte Ltd. Reg S 7.25%, 04/26/20 (c) †	308,351
300,000	Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/21 (c)	274,248
300,000	Jubilant Pharma Ltd. Reg S 4.88%, 10/06/19 (c)	297,655
400,000	Marble II Pte Ltd. 144A 5.30%, 06/20/19 (c)	399,262
800,000	Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/22 (c)	732,842
200,000	SSMS Plantation Holdings Pte Ltd. Reg S 7.75%, 01/23/21 (c)	181,508
200,000	TBG Global Pte Ltd. Reg S 5.25%, 02/10/20 (c)	201,510
700,000	Theta Capital Pte Ltd. Reg S 7.00%, 03/04/19 (c)	528,573
		5,749,726
South Africa: 2.6%
400,000	Absa Group Ltd. Reg S 6.25% (US Treasury Yield Curve Rate T 5 Year+3.52%), 04/25/23 (c)	396,500
	Eskom Holdings SOC Ltd. 144A
1,450,000	5.75%, 01/26/21	1,423,832
800,000	6.35%, 08/10/28	821,506
980,000	6.75%, 08/06/23	965,808
1,040,000	7.13%, 02/11/25 †	1,027,782
400,000	8.45%, 08/10/28	414,668
	FirstRand Bank Ltd. Reg S
600,000	4.25%, 04/30/20	603,271
200,000	6.25% (USD Swap Semi 30/360 5 Year+3.56%), 04/23/23 (c)	204,728
900,000	Transnet SOC Ltd. 144A 4.00%, 07/26/22	865,503
		6,723,598
South Korea: 0.5%
	Woori Bank 144A
200,000	4.50% (US Treasury Yield Curve Rate T 5 Year+3.31%), 09/27/21 (c)	200,521
200,000	5.25% (US Treasury Yield Curve Rate T 5 Year+3.35%), 05/16/22 (c)	201,327
900,000	Woori Bank Co. Ltd. 144A 5.00% (US Treasury Yield Curve Rate T 5 Year+3.33%), 06/10/20 (c)	903,204
		1,305,052
Spain: 0.2%
400,000	AI Candelaria Spain SLU 144A 7.50%, 09/15/28 (c)	393,600

Thailand: 0.1%
375,000	PTTEP Treasury Center Co. Ltd. 144A 4.60% (US Treasury Yield Curve Rate T 5 Year+2.72%), 07/17/22 (c)	356,760
Turkey: 8.9%
	Akbank TAS 144A
550,000	5.00%, 10/24/22	524,256
400,000	5.13%, 03/31/25	357,988
200,000	6.80% (USD Swap Semi 30/360 5 Year+4.03%), 04/27/23 (c)	177,007
375,000	7.20% (USD Swap Semi 30/360 5 Year+5.03%), 03/16/22 (c)	343,249
300,000	Alternatifbank AS Reg S 8.75% (USD Swap Semi 30/360 5 Year+7.83%), 04/16/21 (c)	269,655
420,000	Anadolu Efes Biracilik Ve Malt Sanayii AS 144A 3.38%, 11/01/22	397,893
400,000	Arcelik AS 144A 5.00%, 04/03/23	380,194
400,000	Coca-Cola Icecek AS 144A 4.22%, 06/19/24 (c)	380,435
450,000	Fibabanka AS Reg S 6.00%, 01/25/23	372,836
700,000	Finansbank AS 144A 4.88%, 05/19/22	675,426
	KOC Holding AS 144A
500,000	3.50%, 04/24/20	493,704
700,000	5.25%, 12/15/22 (c)	685,735
700,000	KT Kira Sertifikalari Varlik Kiralama AS Reg S 5.14%, 11/02/21	685,140
400,000	Mersin Uluslararasi Liman Isletmeciligi AS 144A 5.88%, 03/04/19 (c)	402,201
400,000	Petkim Petrokimya Holding AS 144A 5.88%, 01/26/21 (c)	379,409
250,000	Ronesans Gayrimenkul Yatirim AS 144A 7.25%, 04/26/23	205,000
	TC Ziraat Bankasi AS 144A
600,000	4.75%, 04/29/21	575,519
600,000	5.13%, 05/03/22	561,637
500,000	Tupras Turkiye Petrol Rafinerileri AS 144A 4.50%, 07/20/24 (c)	456,665
300,000	Turk Telekomunikasyon AS 144A 4.88%, 06/19/24	276,154
	Turkcell Iletisim Hizmetleri AS 144A
300,000	5.75%, 10/15/25	285,625
500,000	5.80%, 01/11/28 (c)	460,289
	Turkiye Garanti Bankasi AS 144A
800,000	5.25%, 09/13/22	770,040
600,000	5.88%, 03/16/23	580,377
250,000	6.13% (USD Swap Semi 30/360 5 Year+4.22%), 05/24/22 (c)	219,731
200,000	6.25%, 04/20/21	201,561
	Turkiye Halk Bankasi AS 144A
1,050,000	3.88%, 02/05/20	1,012,335
200,000	4.75%, 02/11/21	183,096
200,000	5.00%, 07/13/21	182,910
	Turkiye Is Bankasi AS 144A
1,200,000	5.00%, 04/30/20	1,184,515
300,000	5.50%, 04/21/22	282,802
1,900,000	6.00%, 10/24/22	1,707,853
1,200,000	6.13%, 04/25/24	1,074,764
150,000	7.00% (USD Swap Semi 30/360 5 Year+5.12%), 06/29/23 (c)	123,376
	Turkiye Sinai Kalkinma Bankasi AS Reg S
400,000	5.13%, 04/22/20	393,272
350,000	5.50%, 01/16/23	309,965
200,000	7.63% (USD Swap Semi 30/360 5 Year+5.54%), 03/29/22 (c)	170,138
500,000	Turkiye Sise ve Cam Fabrikalari AS 144A 4.25%, 05/09/20	496,140
	Turkiye Vakiflar Bankasi TAO 144A
300,000	5.50%, 10/27/21	288,956
100,000	5.63%, 05/30/22	94,960
800,000	5.75%, 01/30/23	740,781
800,000	6.00%, 11/01/22	721,134
350,000	8.00% (USD Swap Semi 30/360 5 Year+5.84%), 11/01/22 (c)	302,254
	Yapi ve Kredi Bankasi AS 144A
1,950,000	5.50%, 12/06/22	1,753,752
750,000	5.85%, 06/21/24	672,544
		22,813,273
United Arab Emirates: 0.7%
600,000	First Abu Dhabi Bank PJSC Reg S 5.25% (USD Swap Semi 30/360 5 Year+3.35%), 06/17/20 (c)	603,114
	Oztel Holdings SPC Ltd. 144A
400,000	5.63%, 10/24/23 †	390,710
850,000	6.63%, 04/24/28	803,277
		1,797,101
United Kingdom: 4.5%
	AngloGold Ashanti Holdings Plc
600,000	5.13%, 08/01/22	613,500
600,000	5.38%, 04/15/20	609,690
400,000	6.50%, 04/15/40	392,500
1,200,062	DTEK Finance Plc 10.75% 03/04/19 (c)	1,162,260
400,000	Hikma Pharmaceuticals Plc Reg S 4.25%, 04/10/20	399,084
600,000	Liquid Telecommunications Financing Plc 144A 8.50%, 07/13/20 (c)	614,615
520,000	Oschadbank 144A 9.38%, 03/10/23 (s)	520,078
600,000	Petra Diamonds US Treasury Plc 144A 7.25%, 05/01/19 (c)	565,500
	Polyus Finance Plc 144A
550,000	4.70%, 03/28/22	543,399
350,000	4.70%, 01/29/24	336,712
600,000	5.25%, 02/07/23	596,013
650,000	Polyus Gold International Ltd. 144A 5.63%, 04/29/20	657,579
1,200,000	Tullow Oil Plc 144A 6.25%, 02/11/19 (c)	1,188,971
500,000	Ukraine Railways 144A 9.88%, 09/15/21	497,625
	Vedanta Resources Plc 144A
1,450,000	6.13%, 08/09/21 (c) †	1,322,624
1,310,000	8.25%, 06/07/21	1,351,265
		11,371,415
United States: 3.1%
1,170,000	Cemex Finance LLC 144A 6.00%, 04/01/19 (c)	1,195,167
	DAE Funding LLC 144A
300,000	4.00%, 08/01/19 (c)	297,000
2,000,000	5.00%, 08/01/20 (c)	1,971,000
200,000	5.25%, 10/15/21 (c)	202,000
	JBS USA LUX SA / JBS USA Finance, Inc. 144A
900,000	5.75%, 06/15/20 (c)	901,125
100,000	5.88%, 07/15/19 (c)	101,625
100,000	6.75%, 02/15/23 (c)	102,500
635,000	7.25%, 03/06/19 (c)	644,157
400,000	Kosmos Energy Ltd. 144A 7.88%, 03/04/19 (c)	401,500
571,375	Rio Oil Finance Trust 144A 9.25%, 07/06/24	618,513
700,000	Stillwater Mining Co. 144A 7.13%, 06/27/21 (c)	668,255
425,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	403,645
350,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/20	341,914
		7,848,401
Total Corporate Bonds (Cost: $242,846,178)		234,014,517
GOVERNMENT OBLIGATIONS: 6.1%
Argentina: 3.6%
	City of Buenos Aires 144A
875,000	7.50%, 06/01/27	802,287
400,000	8.95%, 02/19/21	404,000
350,000	Province of Salta 144A 9.13%, 07/07/24	293,650
	Provincia de Buenos Aires 144A
600,000	6.50%, 02/15/23	522,000
1,850,000	7.88%, 06/15/27	1,526,250
1,380,000	9.13%, 03/16/24	1,259,954
950,000	9.95%, 06/09/21	931,247
355,000	10.88%, 01/26/21 †	362,636
400,000	Provincia de Chubut 144A 7.75%, 07/26/26	351,000
	Provincia de Cordoba 144A
800,000	7.13%, 06/10/21	754,000
600,000	7.13%, 08/01/27	472,500
500,000	Provincia de Entre Rios 144A 8.75%, 02/08/25	395,100
200,000	Provincia de la Rioja 144A 9.75%, 02/24/25	166,000
400,000	Provincia de Mendoza 144A 8.38%, 05/19/24	346,000
550,000	Provincia de Neuquen 144A 8.63%, 05/12/28	540,375
		9,126,999
Azerbaijan: 0.3%
850,000	State Oil Co. of the Azerbaijan Republic Reg S 4.75%, 03/13/23	859,001
Cayman Islands: 0.2%
500,000	Brazil Minas SPE 144A 5.33%, 02/15/28	509,875
Costa Rica: 0.3%
	Instituto Costarricense de Electricidad 144A
300,000	6.38%, 05/15/43	221,625
500,000	6.95%, 11/10/21	484,375
		706,000
Kazakhstan: 0.3%
700,000	KazAgro National Management Holding JSC 144A 4.63%, 05/24/23	712,442
Mongolia: 0.1%
400,000	Development Bank of Mongolia LLC 144A 7.25%, 10/23/23	400,800
Turkey: 0.9%
	Export Credit Bank of Turkey 144A
400,000	4.25%, 09/18/22	371,018
500,000	5.00%, 09/23/21	484,407
300,000	5.38%, 02/08/21	294,869
400,000	5.38%, 10/24/23	375,205
400,000	6.13%, 05/03/24	379,536
400,000	8.25%, 01/24/24	414,586
		2,319,621
Ukraine: 0.4%
1,065,000	Ukreximbank 144A 9.75%, 01/22/25	1,035,712
Total Government Obligations (Cost: $17,251,240)		15,670,450

Number of Shares
MONEY MARKET FUND: 0.9% (Cost: $2,291,368)
2,291,368	Dreyfus Government Cash Management Fund - Institutional Shares	2,291,368
Total Investments Before Collateral for Securities Loaned: 98.7% (Cost: $262,388,786)		251,976,335

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.5%
Repurchase Agreements: 6.5%
$3,936,383	Repurchase agreement dated 1/31/19 with Citigroup Global Markets, Inc., 2.57%, due 2/1/19, proceeds $3,936,664; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 3/31/19 to 2/1/49, valued at $4,015,111 including accrued interest)	3,936,383
808,519	Repurchase agreement dated 1/31/19 with Credit Agricole CIB, 2.57%, due 2/1/19, proceeds $808,577; (collateralized by various U.S. government and agency obligations, 0.25% to 2.88%, due 9/30/20 to 5/15/28, valued at $824,689 including accrued interest)	808,519
3,936,383	Repurchase agreement dated 1/31/19 with Daiwa Capital Markets America, Inc., 2.57%, due 2/1/19, proceeds $3,936,664; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 2/7/19 to 9/9/49, valued at $4,015,111 including accrued interest)	3,936,383
3,936,383	Repurchase agreement dated 1/31/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.57%, due 2/1/19, proceeds $3,936,664; (collateralized by various U.S. government and agency obligations, 2.00% to 10.50%, due 2/15/19 to 1/1/49, valued at $4,015,111 including accrued interest)	3,936,383
3,936,383	Repurchase agreement dated 1/31/19 with Mizuho Securities USA, Inc., 2.57%, due 2/1/19, proceeds $3,936,664; (collateralized by various U.S. government and agency obligations, 0.00% to 3.50%, due 4/18/19 to 2/1/48, valued at $4,015,111 including accrued interest)	3,936,383
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: 16,554,051)		16,554,051
Total Investments: 105.2% (Cost: $278,942,837)		268,530,386
Liabilities in excess of other assets: (5.2)%		(13,273,488)
NET ASSETS: 100.0%		$255,256,898

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
†	Security fully or partially on loan. Total market value of securities on loan is $16,023,043.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,665 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $179,463,317, or 70.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	11.1%	$27,887,262
Communications	6.9	17,439,622
Consumer, Cyclical	4.0	10,175,522
Consumer, Non-cyclical	8.1	20,439,436
Diversified	1.1	2,728,870
Energy	13.9	35,124,033
Financial	35.8	90,088,382
Government	6.2	15,670,450
Industrial	6.0	15,201,659
Technology	0.2	399,262
Utilities	5.8	14,530,469
Money Market Fund	0.9	2,291,368
	100.0%	$251,976,335

The summary of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$234,014,517	$0	$234,014,517
Government Obligations*	—	15,670,450	—	15,670,450
Money Market Funds	2,291,368	—	—	2,291,368
Repurchase Agreements	—	16,554,051	—	16,554,051
Total	$2,291,368	$266,239,018	$—	$268,530,386

*	See Schedule of Investments for geographic sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended January 31, 2019:

Corporate Bonds
Ireland
Balance as of April 30, 2018	$0
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of January 31, 2019	$0

See Notes to Schedules of Investments

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 97.8%
Bermuda: 1.6%
$1,865,000	Weatherford Bermuda Ltd. 9.88%, 03/01/39	$1,137,650
	Weatherford International Ltd.
4,798,000	4.50%, 01/15/22 (c) †	3,070,720
2,704,000	5.13%, 09/15/20	2,095,600
2,579,000	5.95%, 10/17/41 (c)	1,470,030
3,225,000	6.50%, 08/01/36	1,878,563
3,424,000	6.75%, 09/15/40	1,968,800
3,510,000	7.00%, 03/15/38	2,027,025
		13,648,388
Canada: 2.7%
1,845,000	Bombardier, Inc. 144A 7.45%, 05/01/34	1,669,725
1,980,000	Enbridge, Inc. 5.50% (ICE LIBOR USD 3 Month+3.42%), 07/15/27 (c)	1,807,711
	Teck Resources Ltd.
3,035,000	5.20%, 09/01/41 (c)	2,845,312
2,696,000	5.40%, 08/01/42 (c)	2,574,680
3,714,000	6.00%, 02/15/40 (c)	3,751,140
4,537,000	6.13%, 10/01/35	4,763,850
5,880,000	6.25%, 01/15/41 (c)	6,144,600
		23,557,018
Cayman Islands: 2.7%
	Noble Holding International Ltd.
3,638,000	5.25%, 03/15/42	2,210,085
2,979,000	6.05%, 03/01/41	1,861,875
3,088,000	6.20%, 08/01/40	1,930,000
3,360,000	7.95%, 01/01/25 (c) †	2,738,400
2,923,000	8.95%, 10/01/44 (c) †	2,323,785
	Transocean, Inc.
7,376,000	6.80%, 03/15/38	5,587,320
5,303,000	7.50%, 04/15/31	4,321,945
2,190,000	9.35%, 12/15/41	2,047,650
		23,021,060
Finland: 0.4%
3,700,000	Nokia OYJ 6.63%, 05/15/39	3,866,500
Germany: 2.3%
	Deutsche Bank AG
11,150,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/23 (c)	9,910,883
11,071,000	4.50%, 04/01/25 †	10,215,529
		20,126,412
Ireland: 0.3%
2,161,000	Smurfit Kappa Treasury Funding Ltd. 7.50%, 11/20/25	2,468,942
Italy: 1.6%
14,779,000	Intesa Sanpaolo SpA 144A 5.02%, 06/26/24	13,578,692
Luxembourg: 3.2%
	Telecom Italia Capital
7,413,000	6.00%, 09/30/34	6,488,599
7,401,000	6.38%, 11/15/33	6,757,113
7,415,000	7.20%, 07/18/36	7,194,774
7,479,000	7.72%, 06/04/38	7,481,244
		27,921,730
Sweden: 0.9%
7,406,000	Ericsson LM 4.13%, 05/15/22	7,408,635
United Kingdom: 5.2%
4,420,000	Barclays Bank Plc 6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (c)	4,267,178
	Ensco Plc
4,648,000	4.50%, 07/01/24 (c) †	3,462,760
5,065,000	5.20%, 12/15/24 (c) †	3,798,750
7,410,000	5.75%, 04/01/44 (c)	4,872,075
	Lloyds Banking Group Plc 144A
2,810,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (c)	2,753,800
3,244,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (c)	3,189,241
5,682,000	Royal Bank of Scotland Group Plc 7.65% (ICE LIBOR USD 3 Month+2.50%), 09/30/31 (c)	6,949,768
2,962,000	Signet UK Finance Plc 4.70%, 03/15/24 (c) †	2,539,915
5,495,000	Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (c) †	5,674,659
3,977,000	Tesco Plc 144A 6.15%, 11/15/37	4,139,842
3,414,000	Virgin Media Secured Finance Plc 5.25%, 01/15/21	3,444,931
		45,092,919
United States: 76.9%
	ADT Corp.
7,375,000	3.50%, 07/15/22	7,126,094
5,149,000	4.13%, 06/15/23	4,968,785
	Allegheny Technologies, Inc.
3,682,000	5.95%, 10/15/20 (c)	3,750,191
3,728,000	7.88%, 05/15/23 (c)	3,988,960
3,820,000	Ally Financial, Inc. 8.00%, 11/01/31	4,603,100
	Arconic, Inc.
9,236,000	5.40%, 01/15/21 (c)	9,432,265
4,665,000	5.87%, 02/23/22	4,839,937
4,724,000	5.90%, 02/01/27	4,747,620
4,477,000	5.95%, 02/01/37	4,286,727
7,422,000	6.15%, 08/15/20	7,653,937
2,397,000	6.75%, 01/15/28	2,420,970
	Avon Products, Inc.
3,029,000	6.60%, 03/15/20	3,044,145
3,566,000	7.00%, 03/15/23	3,227,230
	Bed Bath & Beyond, Inc.
2,160,000	3.75%, 05/01/24 (c) †	1,908,212
2,225,000	4.92%, 02/01/34 (c)	1,644,228
6,547,000	5.17%, 02/01/44 (c)	4,838,069
	Carpenter Technology Corp.
2,233,000	4.45%, 12/01/22 (c)	2,197,055
1,793,000	5.20%, 04/15/21 (c)	1,808,437
	CBL & Associates LP
2,221,000	4.60%, 07/15/24 (c) †	1,715,723
3,258,000	5.25%, 09/01/23 (c) †	2,753,010
4,637,000	5.95%, 09/15/26 (c) †	3,698,007
3,678,000	CDK Global, Inc. 5.00%, 07/15/24 (c)	3,678,000
	CenturyLink, Inc.
3,083,000	6.88%, 01/15/28	2,820,328
5,925,000	7.60%, 09/15/39	4,888,125
	CF Industries Holdings, Inc.
5,546,000	3.45%, 06/01/23	5,372,687
5,601,000	4.95%, 06/01/43	4,664,513
5,571,000	5.15%, 03/15/34	5,208,885
5,569,000	5.38%, 03/15/44	4,860,623
2,182,000	Cliffs Natural Resources, Inc. 6.25%, 10/01/40	1,800,150
	Continental Resources, Inc.
7,473,000	3.80%, 03/01/24 (c)	7,393,496
5,205,000	4.90%, 12/01/43 (c)	4,986,906
2,576,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	2,823,940
	DCP Midstream Operating LP
3,624,000	3.88%, 12/15/22 (c)	3,542,460
2,768,000	4.95%, 01/01/22 (c)	2,802,600
2,969,000	5.60%, 10/01/43 (c)	2,709,212
2,163,000	8.13%, 08/16/30	2,498,265
	DCP Midstream Operating LP 144A
3,709,000	4.75%, 06/30/21 (c)	3,736,817
4,449,000	5.35%, 03/15/20	4,521,296
2,375,000	6.45%, 11/03/36	2,404,688
3,071,000	6.75%, 09/15/37	3,163,130
	Dell, Inc.
2,958,000	4.63%, 04/01/21	2,985,731
1,919,000	5.40%, 09/10/40	1,621,555
2,894,000	6.50%, 04/15/38	2,737,406
2,245,000	7.10%, 04/15/28 †	2,393,844
	Diamond Offshore Drilling, Inc.
1,821,000	3.45%, 08/01/23 (c)	1,543,298
5,621,000	4.88%, 05/01/43 (c)	3,513,125
3,793,000	5.70%, 10/15/39	2,617,170
7,365,000	Dresdner Funding Trust I 144A 8.15%, 06/30/29 (c)	8,945,581
	Dun & Bradstreet Corp.
2,184,000	4.25%, 05/15/20 (c)	2,204,388
2,255,000	4.63%, 09/01/22 (c)	2,352,720
	Edgewell Personal Care
4,469,000	4.70%, 05/19/21	4,519,276
3,737,000	4.70%, 05/24/22	3,751,014
11,013,000	Embarq Corp. 8.00%, 06/01/36	10,462,350
	EMC Corporation
14,893,000	2.65%, 06/01/20	14,663,201
7,451,000	3.38%, 03/01/23 (c)	7,078,230
2,967,000	Energen Corp. 4.63%, 06/01/21 (c)	2,991,626
	EnLink Midstream Partners LP
5,604,000	4.15%, 03/01/25 (c)	5,267,760
4,110,000	4.40%, 01/01/24 (c)	3,948,169
3,350,000	5.05%, 10/01/44 (c)	2,780,500
2,560,000	5.60%, 10/01/43 (c)	2,220,800
	Freeport-McMoRan, Inc.
7,406,000	3.10%, 03/15/20	7,341,197
14,082,000	3.55%, 12/01/21 (c)	13,659,540
14,290,000	3.88%, 12/15/22 (c)	13,754,125
4,483,000	4.00%, 11/14/21	4,443,774
6,355,000	4.55%, 08/14/24 (c)	6,116,687
5,597,000	5.40%, 05/14/34 (c)	4,981,330
13,799,000	5.45%, 09/15/42 (c)	11,936,135
7,001,000	Frontier Communications Corp. 9.00%, 08/15/31 †	3,868,052
2,210,000	Frontier Florida LLC 6.86%, 02/01/28	1,939,275
	Genworth Holdings, Inc.
2,829,000	4.80%, 02/15/24 †	2,454,157
2,740,000	4.90%, 08/15/23	2,418,050
2,191,000	6.50%, 06/15/34 †	1,824,008
2,912,000	7.20%, 02/15/21	2,953,860
5,141,000	7.63%, 09/24/21	5,192,410
3,013,000	7.70%, 06/15/20	3,088,325
2,219,000	Global Marine, Inc. 7.00%, 06/01/28 †	1,952,720
8,720,000	Goldman Sachs Capital I 6.35%, 02/15/34	10,349,675
2,225,000	H.B. Fuller Co. 4.00%, 11/15/26 (c)	1,924,625
2,145,000	HCA, Inc. 7.69%, 06/15/25	2,364,863
1,805,000	IFM US Colonial Pipeline 2 LLC 144A 6.45%, 02/01/21 (c)	1,868,204
	Ingram Micro, Inc.
2,227,000	5.00%, 02/10/22 (c)	2,183,183
3,748,000	5.45%, 09/15/24 (c)	3,663,676
	JC Penney Corp., Inc.
2,731,000	6.38%, 10/15/36	887,575
2,288,000	7.40%, 04/01/37 (p) †	846,560
3,561,000	7.63%, 03/01/97	1,228,545
	L Brands, Inc.
2,597,000	6.95%, 03/01/33	2,103,570
2,235,000	7.60%, 07/15/37	1,765,650
3,326,000	Leidos Holdings, Inc. 4.45%, 09/01/20 (c)	3,390,192
1,970,000	Leonardo US Holdings, Inc. 144A 6.25%, 01/15/40	1,763,150
2,545,000	Lexmark International, Inc. 7.13%, 03/15/20	2,137,800
	Mack-Cali Realty LP
2,088,000	3.15%, 02/15/23 (c)	1,785,218
2,146,000	4.50%, 01/18/22 (c)	1,993,745
2,953,000	Magellan Health, Inc. 4.40%, 07/22/24 (c)	2,786,141
	Mattel, Inc.
2,604,000	2.35%, 07/15/21 (c)	2,428,230
1,937,000	3.15%, 12/15/22 (c)	1,694,875
1,845,000	4.35%, 10/01/20	1,821,938
2,218,000	5.45%, 05/01/41 (c)	1,663,500
1,737,000	6.20%, 10/01/40	1,359,203
1,946,000	MBIA, Inc. 6.40%, 03/04/19 (c)	1,887,620
732,000	McClatchy Co. 6.88%, 03/15/29	915,000
	MDC Holdings, Inc.
1,783,000	5.50%, 10/15/23 (c)	1,800,830
1,851,000	5.63%, 02/01/20	1,901,903
3,706,000	6.00%, 10/15/42 (c)	3,085,245
	Murphy Oil Corp.
3,706,000	4.00%, 03/01/22 (c)	3,634,351
4,496,000	4.45%, 09/01/22 (c)	4,430,251
2,573,000	5.88%, 06/01/42 (c)	2,154,074
1,865,000	7.05%, 05/01/29	1,910,150
	Nabors Industries, Inc.
5,241,000	4.63%, 09/15/21	4,985,501
5,233,000	5.00%, 09/15/20	5,180,670
2,540,000	5.10%, 06/15/23 (c)	2,216,150
	New Albertsons, Inc.
4,679,000	7.45%, 08/01/29	4,117,520
3,072,000	8.00%, 05/01/31	2,772,787
3,663,000	NGPL Pipeco LLC 144A 7.77%, 12/15/37	4,385,124
	NuStar Logistics, LP
1,851,000	4.75%, 11/01/21 (c)	1,813,980
3,359,000	4.80%, 09/01/20	3,388,391
	Oceaneering International, Inc.
3,734,000	4.65%, 08/15/24 (c)	3,192,570
2,175,000	6.00%, 11/01/27 (c)	1,870,500
	Owens & Minor, Inc.
2,025,000	3.88%, 09/15/21	1,766,813
2,095,000	4.38%, 09/15/24 (c)	1,623,625
2,041,000	Pactiv LLC 7.95%, 12/15/25	2,030,795
	Pitney Bowes, Inc.
2,251,000	3.88%, 09/15/20	2,225,676
4,434,000	3.88%, 09/01/21 (c)	4,356,405
2,993,000	4.38%, 04/15/22 (c)	2,834,371
3,750,000	4.63%, 12/15/23 (c)	3,384,375
2,981,000	4.95%, 03/01/23 (c)	2,763,029
	PulteGroup, Inc.
2,307,000	6.00%, 02/15/35	2,035,928
2,909,000	6.38%, 05/15/33	2,712,642
2,202,000	7.88%, 06/15/32	2,345,130
	Qwest Capital Funding, Inc.
2,616,000	6.88%, 07/15/28	2,210,520
2,612,000	7.75%, 02/15/31	2,213,670
	Qwest Corp.
7,102,000	6.75%, 12/01/21	7,608,160
6,335,000	6.88%, 03/04/19 (c)	5,978,385
1,892,000	7.13%, 03/04/19 (c)	1,755,685
1,815,000	7.25%, 09/15/25	1,918,083
2,881,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (c)	3,442,795
2,119,000	Rite Aid Corp. 7.70%, 02/15/27	1,462,110
	Rowan Cos, Inc.
2,942,000	4.75%, 10/15/23 (c) †	2,368,310
4,634,000	4.88%, 03/01/22 (c)	4,121,016
2,937,000	5.40%, 06/01/42 (c)	1,864,995
2,911,000	5.85%, 07/15/43 (c)	1,899,428
4,435,795	Ruby Pipeline LLC 144A 6.00%, 04/01/22	4,367,843
3,912,000	Safeway, Inc. 7.25%, 02/01/31 †	3,520,800
	SCANA Corporation
1,163,000	4.75%, 02/15/21 (c) †	1,180,865
1,810,000	6.25%, 04/01/20	1,853,912
	Sealed Air Corp. 144A
225,000	4.88%, 09/01/22 (c)	228,094
3,115,000	6.88%, 07/15/33	3,161,725
	SLM Corp.
4,316,000	5.63%, 08/01/33	3,312,530
11,200,000	8.00%, 03/25/20	11,690,000
6,926,000	Southwestern Energy Co. 6.20%, 10/23/24 (c)	6,770,165
	Sprint Capital Corp.
18,393,000	6.88%, 11/15/28	18,324,026
14,853,000	8.75%, 03/15/32	16,338,300
	Symantec Corp.
2,983,000	3.95%, 03/15/22 (c)	2,946,625
5,566,000	4.20%, 09/15/20	5,593,044
2,732,000	Tenet Healthcare Corp. 6.88%, 11/15/31	2,431,480
1,266,855	Topaz Solar Farms LLC 144A 5.75%, 09/30/39	1,226,303
2,980,000	Trinity Industries, Inc. 4.55%, 07/01/24 (c)	2,767,739
4,436,000	Under Armour, Inc. 3.25%, 03/15/26 (c)	3,908,470
4,060,000	United States Cellular Corp. 6.70%, 12/15/33	4,202,100
2,597,000	United States Steel Corp. 6.65%, 06/01/37	2,181,480
1,839,000	Weatherford International LLC 6.80%, 06/15/37	1,066,620
	Wyndham Destinations, Inc.
2,927,000	3.90%, 12/01/22 (c)	2,764,186
4,839,000	4.25%, 12/01/21 (c)	4,851,097
2,180,000	5.40%, 02/01/24 (c)	2,126,852
2,912,000	5.75%, 01/01/27 (c)	2,791,880
2,706,000	6.35%, 07/01/25 (c)	2,712,765
	Xerox Corp.
2,787,000	2.75%, 09/01/20	2,724,292
2,325,000	2.80%, 05/15/20	2,284,313
2,719,000	3.50%, 08/20/20	2,692,626
7,446,000	3.63%, 02/15/23 (c)	7,129,545
2,188,000	3.80%, 05/15/24	1,958,260
2,000,000	4.07%, 03/17/22	1,930,000
7,865,000	4.50%, 05/15/21	7,914,156
1,898,000	4.80%, 03/01/35	1,470,950
2,575,000	6.75%, 12/15/39 †	2,355,353
2,182,000	XPO CNW, Inc. 6.70%, 05/01/34	1,996,691
	Yum! Brands, Inc.
2,619,000	3.75%, 08/01/21 (c)	2,592,810
2,598,000	3.88%, 08/01/20 (c)	2,591,505
2,391,000	3.88%, 08/01/23 (c) †	2,337,203
2,065,000	5.35%, 05/01/43 (c)	1,750,707
2,423,000	6.88%, 11/15/37	2,416,943
		664,089,148
Total Corporate Bonds (Cost: $889,946,650)		844,779,444

Number of Shares
MONEY MARKET FUND: 1.4% (Cost: $12,612,914)
12,612,914	Dreyfus Government Cash Management Fund - Institutional Shares	12,612,914
Total Investments Before Collateral for Securities Loaned: 99.2% (Cost: $902,559,564)		857,392,358

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.6%
Repurchase Agreements: 4.6%
$9,378,041	Repurchase agreement dated 1/31/19 with Citigroup Global Markets, Inc., 2.57%, due 2/1/19, proceeds $9,378,710; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 3/31/19 to 2/1/49, valued at $9,565,602 including accrued interest)	9,378,041
9,378,041	Repurchase agreement dated 1/31/19 with Daiwa Capital Markets America, Inc., 2.57%, due 2/1/19, proceeds $9,378,710; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 2/7/19 to 9/9/49, valued at $9,565,602 including accrued interest)	9,378,041
1,971,690	Repurchase agreement dated 1/31/19 with Deutsche Bank Securities, Inc., 2.56%, due 2/1/19, proceeds $1,971,830; (collateralized by various U.S. government and agency obligations, 2.63%, due 12/15/21, valued at $2,011,124 including accrued interest)	1,971,690
9,378,041	Repurchase agreement dated 1/31/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.57%, due 2/1/19, proceeds $9,378,710; (collateralized by various U.S. government and agency obligations, 2.00% to 10.50%, due 2/15/19 to 1/1/49, valued at $9,565,602 including accrued interest)	9,378,041
9,378,041	Repurchase agreement dated 1/31/19 with Mizuho Securities USA, Inc., 2.57%, due 2/1/19, proceeds $9,378,710; (collateralized by various U.S. government and agency obligations, 0.00% to 3.50%, due 4/18/19 to 2/1/48, valued at $9,565,603 including accrued interest)	9,378,041
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: 39,483,854)		39,483,854
Total Investments: 103.8% (Cost: $942,043,399)		896,876,212
Liabilities in excess of other assets: (3.8)%		(33,062,650)
NET ASSETS: 100.0%		$863,813,562

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $38,044,024.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $70,777,914, or 8.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	18.2%	$155,920,374
Communications	15.9	136,623,524
Consumer, Cyclical	9.3	79,808,583
Consumer, Non-cyclical	4.3	36,999,818
Energy	21.0	179,919,378
Financial	15.2	130,647,564
Industrial	3.6	30,559,008
Technology	10.6	91,266,418
Utilities	0.4	3,034,777
Money Market Fund	1.5	12,612,914
	100.0%	$857,392,358

The summary of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$844,779,444	$—	$844,779,444
Money Market Funds	12,612,914	—	—	12,612,914
Repurchase Agreements	—	39,483,854	—	39,483,854
Total	$12,612,914	$884,263,298	$—	$896,876,212

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 62.1%
Australia: 1.6%
AUD	30,000	Commonwealth Bank of Australia 3.25%, 03/31/22	$22,200
		National Australia Bank Ltd.
USD	75,000	3.63%, 06/20/23	75,887
AUD	60,000	4.00%, 12/16/21	45,312
	100,000	National Australia Bank Ltd. Reg S 0.35%, 09/07/22	114,418
	200,000	Westpac Banking Corp. Reg S 3.10%, 06/03/21	147,252
			405,069
Austria: 0.9%
USD	100,000	Suzano Austria GmbH 144A 5.75%, 07/14/26	104,901
	100,000	Verbund AG Reg S 1.50%, 11/20/24	120,985
			225,886
Brazil: 0.8%
	100,000	Banco Nacional de Desenvolvimento Econômico e Social Reg S 4.75%, 05/09/24	100,750
	100,000	BRF SA Reg S 2.75%, 06/03/22	113,607
			214,357
British Virgin Islands: 0.4%
	98,300	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/26 (c)	95,661
Canada: 1.4%
CAD	250,000	CPPIB Capital, Inc. Reg S 3.00%, 06/15/28	195,171
	100,000	Ontario Power Generation, Inc. 3.84%, 12/22/47 (c)	74,325
	100,000	Toronto-Dominion Bank 1.85%, 09/11/20	98,502
			367,998
Cayman Islands: 1.6%
	100,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/27	103,300
	200,000	MTR Corp. CI Ltd. Reg S 2.50%, 11/02/26	186,378
	100,000	Three Gorges Finance II Cayman Islands Ltd. Reg S 1.30%, 06/21/24	113,535
			403,213
Chile: 0.2%
USD	50,000	Inversiones CMPC SA 144A 4.38%, 04/04/27	49,696
China / Hong Kong: 3.3%
	200,000	Agricultural Bank of China Ltd. Reg S 2.75%, 10/20/20	197,859
		Bank of China Ltd. Reg S
EUR	100,000	0.75%, 07/12/21	114,834
USD	200,000	2.25%, 07/12/21	194,339
	125,000	CGNPC International Ltd. Reg S 1.63%, 12/11/24	142,130
	200,000	China Development Bank Reg S 2.75%, 11/16/22	196,128
			845,290
Costa Rica: 0.2%
	50,000	Banco Nacional de Costa Rica 144A 5.88%, 04/25/21	49,500
Denmark: 0.6%
EUR	140,000	Orsted A/S Reg S 1.50%, 08/26/29 (c)	162,995
Finland: 0.4%
	100,000	Nordea Bank Abp Reg S 0.30%, 06/30/22	114,896
France: 10.0%
	100,000	BNP Paribas Reg S 0.50%, 06/01/22	115,537
	100,000	Covivio Reg S 1.88%, 02/20/26 (c)	113,949
	100,000	Credit Agricole SA/London Reg S 0.75%, 12/05/23	115,759
		Electricite de France SA Reg S
	100,000	1.00%, 07/13/26 (c)Reg S	113,174
	100,000	2.25%, 04/27/21 Reg S	120,124
USD	250,000	3.63%, 07/13/25 (c)144A	248,079
		Engie SA Reg S
EUR	200,000	1.38%, 11/28/28 (c)	231,405
	100,000	1.50%, 12/27/27 (c)	119,211
	200,000	2.38%, 05/19/26	252,257
	100,000	HSBC France SA 0.63%, 12/03/20	116,178
	100,000	ICADE Reg S 1.50%, 06/13/27 (c)	110,870
	100,000	Paprec Holding SA Reg S 4.00%, 03/31/21 (c)	98,250
		SNCF Reseau EPIC Reg S
	100,000	1.00%, 11/09/31	113,693
	200,000	1.88%, 03/30/34	248,074
	200,000	Societe Du Grand Paris EPIC Reg S 1.13%, 10/22/28	236,645
	100,000	Societe Generale SA Reg S 0.75%, 11/25/20	116,403
	100,000	Unibail-Rodamco SE Reg S 1.00%, 03/14/25	115,648
			2,585,256
Germany: 9.9%
		Berlin Hyp AG Reg S
	100,000	0.50%, 09/26/23	113,506
	100,000	1.13%, 10/25/27	113,947
	100,000	1.50%, 04/18/28	115,830
	100,000	Deutsche Kreditbank AG 0.63%, 06/08/21	115,061
		Kreditanstalt fuer Wiederaufbau
	100,000	0.05%, 05/30/24	115,359
	350,000	0.25%, 06/30/25	405,965
SEK	2,310,000	0.50%, 01/27/21	257,423
USD	50,000	1.75%, 10/15/19	49,710
	130,000	1.88%, 11/30/20	128,341
	100,000	2.00%, 11/30/21	98,489
	100,000	2.00%, 09/29/22	97,999
		Kreditanstalt fuer Wiederaufbau Reg S
EUR	125,000	0.13%, 10/27/20	144,874
	140,000	0.38%, 07/22/19	161,323
SEK	500,000	1.38%, 02/02/28	57,122
AUD	150,000	2.40%, 07/02/20	109,736
	100,000	Landesbank Baden-Wuerttemberg Reg S 0.20%, 12/13/21	114,500
		NRW Bank Reg S
	125,000	0.50%, 09/13/27	143,768
	100,000	0.88%, 11/10/25	119,551
	150,000	Senvion Holding GmbH Reg S 3.88%, 05/01/19 (c)	91,227
			2,553,731
India: 0.2%
USD	50,000	Axis Bank Ltd. 144A 2.88%, 06/01/21	48,760
Italy: 1.8%
	100,000	Ferrovie dello Stato Italiane SpA Reg S 0.88%, 12/07/23	111,218
	100,000	Hera SpA Reg S 2.38%, 07/04/24	121,696
	100,000	Intesa Sanpaolo SpA Reg S 0.88%, 06/27/22	112,517
	100,000	Terna Rete Elettrica Nazionale SpA Reg S 1.00%, 07/23/23	115,298
			460,729
Japan: 2.0%
USD	200,000	Development Bank of Japan, Inc. Reg S 2.50%, 10/18/22	197,324
	100,000	Mitsubishi UFJ Financial Group, Inc. Reg S 0.68%, 01/26/23	114,832
	100,000	Mizuho Financial Group, Inc. Reg S 0.96%, 10/16/24	115,354
	100,000	Sumitomo Mitsui Banking Corp. 2.45%, 10/20/20	99,045
			526,555
Luxembourg: 0.7%
	40,000	Klabin Finance SA 144A 4.88%, 09/19/27	37,650
	125,000	Prologis International Funding II SA Reg S 1.75%, 12/15/27 (c)	143,619
			181,269
Mauritius: 0.3%
	100,000	Greenko Investment Co. 144A 4.88%, 08/16/19 (c)	92,880
Mexico: 0.2%
	50,000	Mexico City Airport Trust 144A 3.88%, 01/30/28 (c)	44,387
Netherlands: 10.8%
EUR	150,000	ABN Amro Bank NV Reg S 0.63%, 05/31/22	174,153
	50,000	ABN AMRO Bank NV Reg S 0.75%, 06/09/20	57,952
	100,000	Cooperatieve Rabobank UA Reg S 0.13%, 10/11/21	114,926
	100,000	EDP Finance BV Reg S 1.88%, 10/13/25	117,123
	40,000	EnBW International Finance BV Reg S 1.88%, 07/31/33 (c)	47,701
		Enel Finance International NV Reg S
	200,000	1.00%, 09/16/24	228,352
	100,000	1.13%, 06/16/26 (c)	110,287
		Greenko Dutch BV 144A
USD	100,000	4.88%, 07/24/19 (c)	96,625
	50,000	5.25%, 07/24/20 (c)	46,492
	100,000	Iberdrola International BV Reg S 1.13%, 04/21/26	115,203
	100,000	ING Bank NV Reg S 0.75%, 11/24/20	116,299
	150,000	ING Groep NV 144A 4.63%, 01/06/26	154,344
	100,000	innogy Finance BV Reg S 1.25%, 07/19/27 (c)	112,905
	100,000	Naturgy Finance BV Reg S 0.88%, 02/15/25 (c)	112,529
	2,000,000	Nederlandse Waterschapsbank NV 1.00%, 04/11/25	223,603
		Nederlandse Waterschapsbank NV Reg S
	300,000	0.70%, 01/25/23	33,459
EUR	250,000	1.00%, 09/03/25	300,751
		TenneT Holding BV Reg S
	120,000	0.88%, 03/04/21 (c)	140,176
	200,000	1.75%, 03/04/27 (c)	242,532
	200,000	2.00%, 03/05/34 (c)	241,997
			2,787,409
Norway: 1.6%
	200,000	DNB Boligkreditt AS Reg S 0.63%, 06/19/25	232,448
	150,000	SpareBank 1 Boligkreditt AS Reg S 0.50%, 01/30/25	173,421
			405,869
South Korea: 0.6%
USD	50,000	Hyundai Capital Services, Inc. 144A 2.88%, 03/16/21	49,242
	100,000	Korea Hydro & Nuclear Power Co. Ltd. 144A 3.75%, 07/25/23	101,479
			150,721
Spain: 4.0%
EUR	100,000	ACS Servicios Comunicaciones y Energia SL Reg S 1.88%, 01/20/26 (c)	108,571
		Adif - Alta Velocidad Reg S
	100,000	0.80%, 07/05/23	116,520
	100,000	1.25%, 05/04/26	116,125
	100,000	Banco Bilbao Vizcaya Argentaria SA Reg S 1.38%, 05/14/25	113,848
		Iberdrola Finanzas SA Reg S
	100,000	1.00%, 12/07/23 (c)	116,793
	300,000	1.00%, 12/07/24 (c)	346,795
	100,000	1.25%, 09/13/27	114,313
			1,032,965
Sweden: 0.9%
	100,000	Skandinaviska Enskilda Banken AB Reg S 0.30%, 02/17/22	114,919
	100,000	Swedbank AB Reg S 0.25%, 11/07/22	114,361
			229,280
United Kingdom: 1.3%
GBP	100,000	Anglian Water Services Financing Plc Reg S 1.63%, 05/10/25 (c)	127,868
	100,000	Barclays Plc Reg S 0.63% (EUR Swap Annual 1 Year+.50%), 11/14/22 (c)	110,775
	100,000	SSE Plc Reg S 0.88%, 06/06/25 (c)	111,574
			350,217
United States: 6.4%
		Apple, Inc.
USD	200,000	2.85%, 12/23/22 (c)	200,754
	100,000	3.00%, 03/20/27 (c)	97,798
	50,000	Avangrid, Inc. 3.15%, 10/01/24 (c)	48,575
	100,000	Bank of America Corp. 2.15%, 11/09/19 (c)	98,698
	100,000	Boston Properties LP 4.50%, 09/01/28 (c)	103,491
	100,000	Digital Realty Trust LP 3.95%, 05/01/22 (c)	101,176
	100,000	Duke Energy Carolinas LLC 3.95%, 08/15/28 (c)	103,922
	80,000	Kaiser Foundation Hospitals 3.15%, 02/01/27 (c)	78,189
		MidAmerican Energy Co.
	100,000	3.10%, 02/01/27 (c)	97,583
	100,000	3.65%, 02/01/48 (c)	92,760
	100,000	Public Service Co. of Colorado 3.70%, 12/15/27 (c)	101,733
	50,000	Regency Centers LP 3.75%, 03/15/24 (c)	49,795
		Southern Power Co.
EUR	100,000	1.00%, 06/20/22	116,351
USD	100,000	1.95%, 12/15/19	99,135
	100,000	4.15%, 09/01/25 (c)	99,601
	50,000	TerraForm Power Operating LLC 144A 6.63%, 06/15/20 (c) (s) †	52,687
	100,000	Toyota Motor Credit Corp. Reg S 07/21/21	114,605
			1,656,853
Total Corporate Bonds (Cost: $16,239,540)			16,041,442
GOVERNMENT OBLIGATIONS: 37.2%
Australia: 0.3%
AUD	100,000	Queensland Treasury Corp. 144A Reg S 3.00%, 03/22/24	75,534
Belgium: 1.8%
EUR	400,000	Kingdom of Belgium Government Bond Reg S 1.25%, 04/22/33	471,984
Canada: 1.7%
USD	100,000	Export Development Canada 1.63%, 06/01/20	98,769
		Province of Ontario Canada
CAD	165,000	1.95%, 01/27/23	124,545
	100,000	2.65%, 02/05/25	77,143
	170,000	Province of Quebec Canada 1.65%, 03/03/22	128,033
			428,490
Denmark: 0.9%
EUR	200,000	Kommunekredit Reg S 0.75%, 07/05/28	232,319
Finland: 0.2%
USD	50,000	Municipality Finance Plc 144A 1.38%, 09/21/21	48,389
France: 9.4%
EUR	100,000	Caisse des dépôts et consignations Reg S 0.20%, 03/01/22	116,400
	100,000	City of Paris France Reg S 1.75%, 05/25/31	124,408
	100,000	French Development Agency Reg S 1.38%, 09/17/24	121,841
	1,450,000	French Republic Government Bond OAT 144A Reg S 1.75%, 06/25/39	1,816,376
	200,000	Region of Ile de France Reg S 2.38%, 04/24/26	262,112
			2,441,137
Ireland: 1.5%
	325,000	Ireland Government Bond Reg S 1.35%, 03/18/31	385,196
Lithuania: 0.5%
	100,000	Lietuvos Energija UAB Reg S 2.00%, 07/14/27	116,605
Mexico: 0.2%
USD	50,000	Nacional Financiera SNC 144A 3.38%, 11/05/20	50,000
Norway: 0.7%
	200,000	Kommunalbanken AS 144A 2.13%, 02/11/25	193,212
Poland: 0.7%
		Republic of Poland Government International Bond Reg S
EUR	55,000	0.50%, 12/20/21	64,231
	100,000	1.13%, 08/07/26	118,116
			182,347
South Korea: 0.2%
USD	50,000	Export-Import Bank of Korea 2.13%, 02/11/21	49,087
Supranational: 16.8%
SEK	1,000,000	African Development Bank Reg S 0.38%, 06/01/22	110,829
		Asian Development Bank
EUR	40,000	0.35%, 07/16/25	46,339
USD	200,000	1.00%, 08/16/19	198,342
	150,000	1.88%, 08/10/22	146,518
	100,000	2.38%, 08/10/27	97,026
	100,000	European Bank for Reconstruction & Development 0.88%, 07/22/19	99,239
		European Investment Bank
EUR	175,000	0.50%, 11/13/37	180,462
	250,000	1.38%, 11/15/19	291,073
	50,000	1.50%, 11/15/47	59,837
USD	200,000	2.13%, 04/13/26	192,592
	100,000	2.38%, 05/24/27	97,412
	75,000	2.50%, 10/15/24 †	74,607
AUD	100,000	3.30%, 02/03/28	75,898
		European Investment Bank Reg S
SEK	700,000	0.50%, 07/19/22 Reg S	77,962
EUR	200,000	0.50%, 11/15/23 Reg S	236,367
CAD	100,000	1.25%, 11/05/20 144A	75,268
EUR	450,000	1.25%, 11/13/26 Reg S	556,921
GBP	265,000	2.25%, 03/07/20 Reg S	353,784
CAD	50,000	2.38%, 01/18/23 144A	38,422
AUD	180,000	2.70%, 01/12/23 Reg S	133,185
SEK	400,000	2.75%, 11/13/23 Reg S	49,066
		International Bank for Reconstruction & Development
USD	230,000	2.13%, 03/03/25 †	223,954
	150,000	3.13%, 11/20/25	155,255
		International Finance Corp.
	280,000	2.00%, 10/24/22	274,577
	120,000	2.13%, 04/07/26	116,060
		Nordic Investment Bank
SEK	1,000,000	0.16%, 04/23/20	110,945
USD	75,000	2.25%, 09/30/21	74,373
		Nordic Investment Bank Reg S
EUR	125,000	0.13%, 06/10/24	144,718
SEK	400,000	0.63%, 01/20/21	44,725
			4,335,756
Sweden: 1.5%
USD	300,000	Kommuninvest I Sverige AB 144A 1.88%, 06/01/21	294,746
	100,000	Svensk Exportkredit AB 1.88%, 06/23/20	98,975
			393,721
Switzerland: 0.3%
CHF	75,000	Canton of Geneva Reg S 0.25%, 11/29/27	76,599
United Kingdom: 0.5%
GBP	100,000	Transport for London Reg S 2.13%, 04/24/25	134,839
Total Government Obligations (Cost: $9,532,296)			9,615,215

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $26,447)
	26,447	Dreyfus Government Cash Management Fund - Institutional Shares	26,447
Total Investments Before Collateral for Securities Loaned: 99.4% (Cost: $25,798,283)			25,683,104

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9% (Cost: $231,126)
Repurchase Agreements: 0.9%
	$231,126	Repurchase agreement dated 1/31/19 with Deutsche Bank Securities, Inc., 2.56%, due 2/1/19, proceeds $231,142; (collateralized by various U.S. government and agency obligations, 2.63%, due 12/15/21, valued at $235,749 including accrued interest)	231,126
Total Investments: 100.3% (Cost: $26,029,409)			25,914,230
Liabilities in excess of other assets: (0.3)%			(69,902)
NET ASSETS: 100.0%			$25,844,328

Definitions:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
USD	United States Dollar

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
†	Security fully or partially on loan. Total market value of securities on loan is $224,666.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,502,561, or 13.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	1.2%	$295,547
Consumer, Cyclical	0.6	163,847
Consumer, Non-cyclical	3.1	786,208
Energy	1.2	309,339
Financial	31.7	8,153,766
Government	37.4	9,615,215
Industrial	3.0	768,105
Technology	1.2	298,552
Utilities	20.5	5,266,078
Money Market Fund	0.1	26,447
	100.0%	$25,683,104

The summary of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$16,041,442	$—	$16,041,442
Government Obligations*	—	9,615,215	—	9,615,215
Money Market Funds	26,447	—	—	26,447
Repurchase Agreements	—	231,126	—	231,126
Total	$26,447	$25,887,783	$—	$25,914,230

*	See Schedule of Investments for geographic sector breakouts.

See Notes to schedules of Investments

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 97.0%
Argentina: 1.5%
USD	130,000	Arcor SAIC 144A 6.00%, 07/06/20 (c)	$125,772
	150,000	Cablevision SA 144A 6.50%, 06/15/19 (c)	147,188
	100,000	Genneia SA 144A 8.75%, 01/20/20 (c)	93,220
		Pampa Energia SA 144A
	50,000	7.38%, 07/21/20 (c)	47,626
	200,000	7.50%, 01/24/22 (c)	178,500
	150,000	Pan American Energy LLC Reg S 7.88%, 05/07/21	154,305
	200,000	Rio Energy SA / UGEN SA / UENSA SA 144A 6.88%, 02/01/22 (c)	160,500
	150,000	Transportadora de Gas del Sur SA 144A 6.75%, 05/02/22 (c)	140,595
		YPF SA 144A
	170,000	6.95%, 07/21/27	152,864
	25,000	7.00%, 06/15/47 (c)	20,550
	100,000	8.50%, 03/23/21	102,224
	530,000	8.50%, 07/28/25	520,857
	100,000	8.75%, 04/04/24	100,750
			1,944,951
Australia: 0.3%
	300,000	FMG Resources 144A 5.13%, 02/15/24 (c)	294,750
	150,000	Virgin Australia Holdings Ltd. 144A 7.88%, 10/15/21	148,125
			442,875
Austria: 0.6%
	400,000	JBS Investments GmbH 144A 7.25%, 04/03/19 (c) †	415,128
	100,000	Raiffeisenlandesbank Niederoesterreich-Wien AG Reg S 5.88%, 11/27/23	127,012
	100,000	Sappi Papier Holding GmbH Reg S 3.38%, 03/04/19 (c)	116,495
	100,000	Wienerberger AG 5.00% (EUR Swap Annual 5 Year+5.95%), 02/09/21 (c)	120,886
			779,521
Azerbaijan: 0.1%
	170,000	International Bank of Azerbaijan OJSC Reg S 3.50%, 09/01/24	151,300
Bahamas: 0.2%
	200,000	Starfruit Finco BV / Starfruit US Holdco LLC Reg S 6.50%, 10/01/21 (c)	222,135
Bermuda: 0.8%
	300,000	China Oil & Gas Group Ltd. Reg S 4.63%, 04/20/20 (c) †	286,695
	51,000	Digicel Group One Ltd. 144A 8.25%, 12/30/20 (c) †	42,330
		Digicel Group Two Ltd. 144A
	49,000	8.25%, 09/30/20 (c) †	26,583
	400,000	9.13% 03/04/19 (c) †	176,000
	300,000	Digicel Ltd. 144A 6.00%, 03/04/19 (c) †	278,400
	200,000	Inkia Energy Ltd. 144A 5.88%, 11/09/22 (c)	191,928
			1,001,936
Brazil: 4.2%
	100,000	B3 SA - Brasil Bolsa Balcao 144A 5.50%, 07/16/20	102,651
		Banco Bradesco SA 144A
	100,000	5.75%, 03/01/22	104,400
	350,000	5.90%, 01/16/21 †	363,300
	280,000	Banco BTG Pactual SA Reg S 5.75%, 09/28/22	273,910
	800,000	Banco do Brasil SA 3.88%, 10/10/22	790,200
	400,000	Banco do Brasil SA 144A 5.88%, 01/19/23	416,300
	200,000	Banco Safra SA/Cayman Islands 144A 4.13%, 02/08/23	199,050
	200,000	Banco Votorantim SA 144A 7.38%, 01/21/20	206,850
	400,000	BRF SA 144A 4.75%, 05/22/24	375,000
	150,000	Caixa Economica Federal 144A 3.50%, 11/07/22	145,680
	200,000	Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/23 (c)	218,997
	400,000	Centrais Eletricas Brasileiras SA 144A 5.75%, 10/27/21	411,500
	100,000	Cia Brasileira de Aluminio 144A 4.75%, 06/17/24	100,500
	200,000	Cielo SA 144A 3.75%, 11/16/22	193,750
	200,000	Globo Comunicacao e Participacoes SA 144A 4.84%, 03/08/25 (c) †	197,000
		Itau Unibanco Holding SA 144A
	500,000	5.13%, 05/13/23	513,250
	300,000	5.75%, 01/22/21	310,950
	200,000	6.20%, 04/15/20	206,000
	100,000	6.20%, 12/21/21	105,301
	200,000	Natura Cosmeticos SA 144A 5.38%, 02/01/21 (c)	201,750
			5,436,339
British Virgin Islands: 2.8%
	100,000	Arcos Dorados Holdings, Inc. 144A 6.63%, 09/27/23	106,125
	200,000	Baoxin Auto Finance I Ltd. Reg S 5.63% (US Treasury Yield Curve Rate T 3 Year+8.91%), 10/30/20 (c)	179,228
	100,000	Central American Bottling Corp. 144A 5.75%, 01/31/22 (c)	99,875
		Easy Tactic Ltd. Reg S
	200,000	5.75%, 01/13/20 (c) †	189,313
	200,000	5.88%, 11/17/20 (c) †	183,292
	300,000	Fortune Star BVI Ltd. Reg S 5.25%, 03/23/20 (c)	284,066
	300,000	Franshion Brilliant Ltd. Reg S 5.75% (USD Swap Semi 30/360 5 Year+3.86%), 01/17/22 (c)	270,721
	100,000	Gold Fields Orogen Holding BVI Ltd. 144A 4.88%, 10/07/20	100,600
		Greenland Global Investment Ltd. Reg S
	200,000	4.85%, 08/17/20 †	195,603
	200,000	5.88%, 07/03/24	172,165
	200,000	New Metro Global Ltd. Reg S 6.50%, 04/23/20 (c)	197,862
	250,000	RKI Overseas Finance 2017 A Ltd. Reg S 7.00%, 06/23/22 (c)	195,594
	300,000	Scenery Journey Ltd. Reg S 11.00%, 11/06/20	309,952
	250,000	Sino-Ocean Land Treasure III Ltd. Reg S 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (c)	197,238
	196,600	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/26 (c)	191,322
	200,000	Studio City Co. Ltd. 144A 7.25%, 03/04/19 (c)	206,965
	157,000	Studio City Finance Ltd. 144A 8.50%, 03/04/19 (c)	157,392
	200,000	Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	195,731
	200,000	Wealth Driven Ltd. Reg S 5.50%, 08/17/19 (c) (p)	191,744
			3,624,788
Bulgaria: 0.1%
EUR	125,000	Bulgarian Energy Holding EAD Reg S 3.50%, 06/28/25	143,114
Canada: 6.9%
USD	125,000	Air Canada 144A 7.75%, 04/15/21	133,906
	100,000	Athabasca Oil Corp. 144A 9.88%, 03/04/19 (c) †	96,250
	100,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 144A 8.75%, 07/15/21 (c)	99,750
	200,000	Baytex Energy Corp. 144A 5.63%, 06/01/19 (c)	181,000
		Bombardier, Inc. 144A
	50,000	6.00%, 03/04/19 (c) †144A	48,438
EUR	300,000	6.13%, 05/15/21 Reg S	354,562
USD	250,000	6.13%, 01/15/23 144A	241,410
CAD	150,000	7.35%, 12/22/26 144A	108,615
USD	300,000	7.50%, 03/15/20 (c)144A	290,625
	100,000	7.75%, 03/15/20 144A	103,375
	190,000	8.75%, 12/01/21 144A	202,692
	300,000	Brookfield Residential 144A 6.50%, 03/04/19 (c)	301,875
	150,000	Cascades, Inc. 144A 5.50%, 03/04/19 (c)	150,000
	150,000	Eldorado Gold Corp. 144A 6.13%, 03/04/19 (c)	144,000
	200,000	Emera, Inc. 6.75% (ICE LIBOR USD 3 Month+5.44%), 06/15/26 (c)	204,295
	130,000	Entertainment One Ltd. Reg S 6.88%, 02/11/19 (c)	177,079
		First Quantum Minerals Ltd. 144A
	100,000	6.88%, 03/01/21 (c) †	91,000
	300,000	7.00%, 03/04/19 (c)	299,812
	200,000	7.25%, 10/01/19 (c)	192,252
	300,000	7.50%, 04/01/20 (c)	282,375
	100,000	Garda World Security Corp. 144A 8.75%, 05/15/20 (c)	93,250
	100,000	goeasy Ltd. 144A 7.88%, 11/01/19 (c)	105,000
	200,000	Hudbay Minerals, Inc. 144A 7.63%, 01/15/20 (c)	206,500
	125,000	Hulk Finance Corp. 144A 7.00%, 06/01/21 (c)	115,963
	100,000	IAMGOLD Corp. 144A 7.00%, 04/15/20 (c)	98,125
	256,000	Lightstream Resources 144A 8.63%, 03/04/19 (c) (d) §	5,764
	200,000	Mattamy Group Corp. 144A 6.88%, 12/15/19 (c)	195,480
	400,000	MEG Energy Corp. 144A 6.38%, 03/04/19 (c)	355,500
	200,000	New Gold, Inc. 144A 6.25%, 02/08/19 (c)	185,500
		New Red Finance, Inc. 144A
	300,000	4.25%, 05/15/20 (c)	291,000
	200,000	4.63%, 03/04/19 (c)	200,896
	350,000	5.00%, 10/15/20 (c)	338,625
	100,000	Northwest Acquisitions ULC / Dominion Finco, Inc. 144A 7.13%, 11/01/19 (c)	99,870
	450,000	NOVA Chemicals Corp. 144A 5.25%, 03/04/19 (c)	439,218
	300,000	Open Text Corp. 144A 5.63%, 03/04/19 (c)	308,109
	150,000	Parkland Fuel Corp. 5.63%, 05/09/20 (c)	110,287
	100,000	Parkland Fuel Corp. 144A 6.00%, 04/01/21 (c)	96,000
	150,000	Precision Drilling Corp. 144A 7.13%, 11/15/20 (c)	138,000
	100,000	Quebecor Media, Inc. 5.75%, 01/15/23	103,500
	250,000	Quebecor Media, Inc. 144A 6.63%, 01/15/23	201,239
	100,000	Ritchie Bros Auctioneers, Inc. 144A 5.38%, 01/15/20 (c)	101,000
	200,000	Seven Generations Energy Ltd. 144A 6.75%, 03/04/19 (c)	205,060
	200,000	Sobeys, Inc. 4.70%, 05/08/23 (c)	156,266
	150,000	Superior Plus LP / Superior General Partner, Inc. 144A 7.00%, 07/15/21 (c)	148,688
	300,000	Teck Resources Ltd. 6.25%, 01/15/41 (c)	313,500
	200,000	Teck Resources Ltd. 144A 8.50%, 06/01/19 (c)	215,998
	100,000	Telesat Canada / Telesat LLC 144A 8.88%, 11/15/19 (c)	105,125
	100,000	Tervita Escrow Corp. 144A 7.63%, 03/04/19 (c)	98,750
	200,000	Videotron Ltd. 5.63%, 03/15/25 (c)	156,257
	225,000	Videotron Ltd. Reg S 5.75%, 09/15/20 (c)	177,226
			9,069,007
Cayman Islands: 8.8%
		Agile Group Holdings Ltd. Reg S
	200,000	6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (c) †	179,729
	200,000	9.00%, 03/04/19 (c)	207,415
	200,000	Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	177,190
		Avolon Holdings Funding Ltd. 144A
	200,000	5.13%, 09/01/23 (c)	203,540
	100,000	5.50%, 12/15/22 (c)	102,155
	200,000	Batelco International Finance No. 1 Ltd. Reg S 4.25%, 05/01/20	199,058
	200,000	CAR, Inc. 144A 6.13%, 03/04/19 (c)	198,400
	300,000	Central China Real Estate Ltd. Reg S 8.75%, 03/04/19 (c)	306,423
	200,000	CFLD Cayman Investment Ltd. Reg S 6.50%, 12/21/20	188,803
	200,000	China Aoyuan Property Group Ltd. Reg S 5.38%, 09/13/20 (c)	185,230
		China Evergrande Group Reg S
	200,000	8.25%, 03/23/20 (c) †	190,278
	800,000	8.75%, 06/28/21 (c)	713,113
	300,000	9.50%, 03/29/21 (c)	281,745
	200,000	China SCE Property Holdings Ltd. Reg S 5.88%, 03/10/20 (c)	187,497
		CIFI Holdings Group Co. Ltd. Reg S
	200,000	5.38% (US Treasury Yield Curve Rate T 5 Year+8.57%), 08/24/22 (c)	176,178
	200,000	7.75%, 03/04/19 (c)	204,702
	200,000	Comcel Trust 144A 6.88%, 03/04/19 (c)	207,294
		Country Garden Holdings Co. Ltd. Reg S
	400,000	4.75%, 09/28/20 (c)	369,865
	200,000	7.50%, 03/04/19 (c) †	203,617
	200,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 03/21/23	187,066
	200,000	Ezdan Sukuk Co. Ltd. Reg S 4.88%, 04/05/22	165,742
	200,000	Fantasia Holdings Group Co. Ltd. Reg S 7.38%, 10/04/19 (c)	163,516
	200,000	Future Land Development Holdings Ltd. Reg S 5.00%, 02/16/20	198,450
	100,000	Global A&T Electronics Ltd. 8.50%, 03/04/19 (c)	88,415
	275,000	Greentown China Holdings Ltd. Reg S 5.88%, 03/04/19 (c)	276,094
	200,000	Grupo Aval Ltd. 144A 4.75%, 09/26/22	197,600
	100,000	Industrial Senior Trust Reg S 5.50%, 11/01/22	100,750
	350,000	KWG Property Holding Ltd. Reg S 5.88%, 11/10/21 (c) †	308,929
	225,000	Lamar Funding Ltd. Reg S 3.96%, 05/07/25	190,209
	100,000	Latam Finance Ltd. 144A 6.88%, 04/11/21 (c)	101,275
	400,000	Logan Property Holdings Co. Ltd. Reg S 5.25%, 05/23/20 (c)	356,860
	200,000	MAF Global Securities Ltd. Reg S 5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (c)	192,524
	200,000	Melco Resorts Finance Ltd. 144A 4.88%, 06/06/20 (c)	188,483
	500,000	Noble Holding International Ltd. 7.95%, 01/01/25 (c) †	407,500
	142,173	Odebrecht Offshore Drilling Finance Ltd. 144A 6.72%, 12/01/21 (c)	134,709
		Park Aerospace Holdings Ltd. 144A
	300,000	5.25%, 08/15/22	305,715
	200,000	5.50%, 02/15/24	203,750
	200,000	Powerlong Real Estate Holdings Ltd. Reg S 5.95%, 07/19/20	196,703
	200,000	Ronshine China Holdings Ltd. Reg S 8.25%, 02/01/20 (p) †	196,324
	200,000	Sable International Finance Ltd. 144A 6.88%, 03/04/19 (c)	208,000
	100,000	Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/21 (c)	91,125
		Shimao Property Holdings Ltd. Reg S
	200,000	4.75%, 07/03/20 (c)	195,332
	200,000	8.38%, 03/04/19 (c)	209,430
		Sunac China Holdings Ltd. Reg S
	400,000	7.95%, 08/08/20 (c)	396,532
	200,000	8.63%, 07/27/20	204,409
		Times China Holdings Ltd. Reg S
	200,000	6.25%, 01/31/20 (c)	197,982
	200,000	7.85%, 06/04/20 (c)	201,713
		UPCB Finance IV Ltd. Reg S
EUR	90,000	4.00%, 01/15/21 (c)Reg S	106,732
USD	235,000	5.38%, 01/15/20 (c)144A	226,775
	100,000	UPCB Finance VII Ltd. Reg S 3.63%, 06/15/22 (c)	110,929
	200,000	WTT Investment Ltd./Hong Kong 144A 5.50%, 11/21/20 (c)	197,515
	200,000	Wynn Macau Ltd. 144A 5.50%, 10/01/22 (c)	183,000
	300,000	Yuzhou Properties Co. Ltd. Reg S 6.00%, 10/25/20 (c)	273,347
			11,445,667
Chile: 0.3%
	200,000	Empresa Electrica Guacolda SA 144A 4.56%, 01/30/25 (c)	181,584
	200,000	Latam Airlines Group SA 144A 7.25%, 06/09/20	206,750
			388,334
China / Hong Kong: 1.5%
	200,000	Bank of East Asia Ltd. Reg S 5.50% (US Treasury Yield Curve Rate T 5 Year+3.83%), 12/02/20 (c)	199,670
	400,000	China Cinda Asset Management Co. Ltd. Reg S 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (c)	379,000
	200,000	China CITIC Bank International Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.11%), 10/11/21 (c)	188,070
	200,000	China South City Holdings Ltd. Reg S 6.75%, 09/13/19 (c)	157,214
	200,000	Full Dragon Hong Kong International Development Ltd. Reg S 5.60%, 02/14/21	196,308
	200,000	ICBC Asia Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (c)	195,575
	200,000	Nanyang Commercial Bank Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (c)	192,821
	200,000	Yancoal International Resources Development Co. Ltd. Reg S 5.75% (US Treasury Yield Curve Rate T 3 Year+8.30%), 04/13/20 (c)	200,515
	200,000	Yanlord Land HK Co. Ltd. Reg S 5.88%, 01/23/20 (c)	199,529
			1,908,702
Colombia: 0.8%
	100,000	Banco Davivienda SA Reg S 5.88%, 07/09/22	105,425
		Banco de Bogota SA 144A
	200,000	5.38%, 02/19/23	205,250
	100,000	6.25%, 05/12/26	104,850
		Banco GNB Sudameris SA Reg S
	80,000	7.50%, 07/30/22 Reg S	85,100
	50,000	7.50%, 07/30/22 144A	53,188
		Bancolombia SA
	200,000	4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c)	198,410
	150,000	5.13%, 09/11/22 †	154,875
	165,000	Colombia Telecomunicaciones SA, ESP Reg S 5.38%, 03/04/19 (c)	166,899
			1,073,997
Croatia: 0.2%
	200,000	Hrvatska Elektroprivreda 144A 5.88%, 10/23/22	210,500
Curacao: 0.1%
	100,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	93,348
	50,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	48,326
			141,674
Czech Republic: 0.2%
EUR	100,000	Energo-Pro AS Reg S 4.00%, 12/07/20 (c)	106,587
	150,000	Residomo SRO Reg S 3.38%, 10/15/20 (c)	172,426
			279,013
Denmark: 0.4%
	275,000	DKT Finance ApS Reg S 7.00%, 06/17/20 (c)	341,786
	100,000	Norican A/S Reg S 4.50%, 11/15/19 (c)	100,732
	100,000	TDC A/S 3.75%, 03/02/22	126,942
			569,460
Finland: 0.8%
		Nokia OYJ
USD	100,000	3.38%, 06/12/22	98,625
	100,000	6.63%, 05/15/39	104,500
		Nokia OYJ Reg S
EUR	100,000	1.00%, 02/15/21 (c)	115,994
	200,000	2.00%, 12/15/23 (c)	235,500
	150,000	Stora Enso OYJ 144A 7.25%, 04/15/36	173,250
		Teollisuuden Voima OYJ Reg S
	175,000	2.13%, 11/04/24 (c)	201,410
	125,000	2.50%, 03/17/21	148,494
			1,077,773
France: 5.4%
	200,000	Accor SA Reg S 4.13% (EUR Swap Annual 5 Year+3.65%), 06/30/20 (c)	237,075
		Altice France SA Reg S
	225,000	5.63%, 05/15/19 (c)Reg S	266,764
USD	200,000	6.25%, 05/15/19 (c)144A	196,810
	900,000	7.38%, 05/01/21 (c)144A	870,750
	100,000	Arkema SA Reg S 4.75% (EUR Swap Annual 5 Year+4.35%), 10/29/20 (c)	121,550
		Casino Guichard Perrachon SA Reg S
	100,000	1.87%, 03/13/22 (c)	107,270
	200,000	4.50%, 12/07/23 (c)	222,176
	200,000	4.56%, 01/25/23	225,408
	200,000	5.98%, 05/26/21 †	243,701
	350,000	CMA CGM SA Reg S 7.75%, 02/11/19 (c)	404,991
	325,000	Elis SA Reg S 3.00%, 03/04/19 (c)	378,086
	300,000	Europcar Mobility Group Reg S 5.75%, 02/11/19 (c)	354,132
	200,000	Faurecia SA Reg S 3.63%, 06/15/19 (c) †	235,835
	100,000	Fnac Darty SA Reg S 3.25%, 09/30/19 (c)	117,331
	100,000	Getlink SE Reg S 3.63%, 10/01/20 (c)	117,141
	150,000	La Financiere Atalian SASU Reg S 4.00%, 05/15/20 (c)	134,385
	100,000	La Poste SA Reg S 3.13% (EUR Swap Annual 5 Year+2.44%), 01/29/26 (c)	107,218
		Loxam SAS Reg S
	125,000	3.50%, 04/15/19 (c)	146,725
	100,000	4.25%, 04/15/20 (c)	118,392
	200,000	New AREVA Holding SA 4.88%, 09/23/24	239,232
	100,000	New AREVA Holding SA Reg S 3.13%, 12/20/22 (c)	115,439
	100,000	Nexans SA Reg S 3.25%, 02/26/21 (c)	120,032
	200,000	Orano SA Reg S 3.50%, 03/22/21	239,886
	100,000	Paprec Holding SA Reg S 4.00%, 03/31/21 (c)	98,250
	250,000	Rexel SA Reg S 3.50%, 06/15/19 (c)	294,751
	180,000	SFR Group SA 144A 5.63%, 05/15/19 (c)	213,412
	250,000	Solvay Finance SA Reg S 5.43% (EUR Swap Annual 5 Year+3.70%), 11/12/23 (c)	314,360
	300,000	SPCM SA 144A 4.88%, 09/15/20 (c)	282,750
	100,000	SPIE SA Reg S 3.13%, 09/22/23 (c)	115,844
	200,000	Tereos Finance Groupe I SA 4.25%, 03/04/19 (c)	225,763
		Vallourec SA Reg S
	100,000	2.25%, 09/30/24	62,717
	125,000	6.63%, 10/15/20 (c)	92,262
			7,020,438
Georgia: 0.2%
	200,000	Georgian Railway JSC 144A 7.75%, 07/11/22	211,126
Germany: 4.4%
		ADLER Real Estate AG Reg S
EUR	200,000	1.50%, 11/06/21 (c)	228,338
	100,000	2.13%, 01/06/24 (c)	112,065
		Deutsche Bank AG
USD	100,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/23 (c)	88,887
	500,000	4.50%, 04/01/25 †	461,364
	300,000	Deutsche Bank AG Reg S 2.75%, 02/17/25	339,625
	100,000	Deutsche Lufthansa AG Reg S 5.13% (EUR Swap Annual 5 Year+4.78%), 02/12/21 (c)	121,272
	100,000	Deutsche Pfandbriefbank AG Reg S 2.88% (EUR Swap Annual 5 Year+2.75%), 06/28/22 (c)	109,448
	150,000	Douglas GmbH Reg S 6.25%, 02/11/19 (c)	138,469
	150,000	Hapag-Lloyd AG Reg S 6.75%, 02/11/19 (c)	178,062
		IHO Verwaltungs GmbH Reg S
	100,000	3.50% 02/11/19 (c)Reg S	115,133
	200,000	5.25% 09/15/19 (c)144A	191,500
	300,000	5.50% 09/15/21 (c)144A	273,000
	400,000	K+S AG Reg S 3.00%, 06/20/22	474,917
	100,000	LANXESS AG Reg S 4.50% (EUR Swap Annual 5 Year+4.51%), 06/06/23 (c)	121,209
	250,000	Metro Wholesale & Food Reg S 1.50%, 03/19/25 †	268,972
	200,000	Nidda Healthcare Holding GmbH Reg S 3.50%, 09/30/20 (c)	224,767
	200,000	Norddeutsche Landesbank Girozentrale Reg S 6.25%, 04/10/24 †	169,794
	100,000	Platin 1426 GmbH Reg S 5.38%, 12/15/19 (c)	107,299
	130,000	ProGroup AG Reg S 3.00%, 03/31/21 (c)	148,777
	100,000	RWE AG 6.63% (+4.52%), 03/30/26 (c)	101,731
	100,000	RWE AG Reg S 2.75% (EUR Swap Annual 5 Year+2.64%), 10/21/20 (c)	116,113
	100,000	Tele Columbus AG Reg S 3.88%, 05/02/21 (c)	105,315
		ThyssenKrupp AG Reg S
	300,000	1.38%, 12/03/21 (c)	342,270
	200,000	2.75%, 12/08/20 (c)	238,015
	100,000	TUI AG Reg S 2.13%, 07/26/21 (c)	117,772
	200,000	Unitymedia GmbH 144A 6.13%, 01/15/20 (c)	207,500
		Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH Reg S
EUR	400,000	4.00%, 01/15/20 (c)Reg S	478,349
USD	100,000	5.00%, 01/15/20 (c)144A	102,125
	100,000	WEPA Hygieneprodukte GmbH Reg S 3.75%, 05/15/19 (c)	114,655
			5,796,743
India: 0.5%
	200,000	Delhi International Airport Ltd. Reg S 6.13%, 02/03/22	206,317
	200,000	IDBI Bank Ltd. Reg S 4.25%, 11/30/20	197,727
	200,000	JSW Steel Ltd. Reg S 5.25%, 04/13/22 †	199,083
			603,127
Indonesia: 0.1%
	200,000	Saka Energi Indonesia PT 144A 4.45%, 05/05/24	187,808
Ireland: 3.3%
	200,000	Alfa Bank OJSC 144A 7.75%, 04/28/21	212,957
	100,000	Allied Irish Banks Plc Reg S 4.13% (EUR Swap Annual 5 Year+3.95%), 11/26/20 (c)	118,207
		Ardagh Packaging Finance Plc Reg S
	350,000	2.75%, 03/15/20 (c)Reg S	403,947
	250,000	4.13%, 05/15/19 (c)Reg S	295,620
	300,000	4.63%, 05/15/19 (c)144A	300,750
	100,000	7.25%, 05/15/19 (c)144A	104,000
	100,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. 144A 6.00%, 02/15/20 (c)	97,500
	100,000	Bank of Ireland Reg S 10.00%, 12/19/22	145,987
	100,000	Bank of Ireland Group Plc Reg S 3.13% (UK Govt Bonds 5 Year Note Generic Bid Yield+2.70%), 09/19/22 (c)	124,716
	200,000	Credit Bank of Moscow Via CBOM Finance Plc 144A 5.55%, 02/14/23	193,662
	150,000	eircom Finance DAC Reg S 4.50%, 02/11/19 (c)	176,127
	200,000	Eurochem Finance DAC 144A 3.95%, 07/05/21	196,063
	200,000	GTLK Europe DAC Reg S 5.13%, 05/31/24	191,129
	150,000	James Hardie International Finance DAC 144A 5.00%, 01/15/23 (c)	135,750
	200,000	Metalloinvest Finance DAC 144A 5.63%, 04/17/20	202,310
	250,000	Mobile Telesystems OJSC 144A 5.00%, 05/30/23	249,582
	310,000	Rosneft Oil Co. 144A 4.20%, 03/06/22	304,000
	200,000	SCF Capital Ltd. 144A 5.38%, 06/16/23	198,178
	400,000	Smurfit Kappa Acquisitions ULC Reg S 2.38%, 11/01/23 (c)	476,997
	150,000	Virgin Media Receivables Financing Notes I DAC Reg S 5.50%, 09/15/19 (c)	195,441
			4,322,923
Italy: 6.5%
EUR	100,000	Astaldi SpA Reg S 7.13%, 03/04/19 (c)	31,148
	100,000	Autostrada Brescia Verona Vicenza Padova SpA Reg S 2.38%, 03/20/20	116,558
	100,000	Banca IFIS SpA Reg S 4.50% (EUR Swap Annual 5 Year+4.25%), 10/17/22 (c)	96,892
		Banco BPM SpA Reg S
	200,000	1.75%, 04/24/23	220,838
	100,000	2.75%, 07/27/20	117,649
	100,000	4.38% (EUR Swap Annual 5 Year+4.18%), 09/21/22 (c)	108,004
	100,000	Banco Popolare SC Reg S 6.00%, 11/05/20	120,013
	100,000	BPER Banca Reg S 5.13% (EUR Swap Annual 5 Year+4.91%), 05/31/22 (c)	110,787
	150,000	Cooperativa Muratori & Cementisti-CMC di Ravenna SC Reg S 6.00%, 11/15/19 (c)	13,404
	100,000	EVOCA SpA Reg S 7.00%, 10/15/19 (c)	121,709
	100,000	Iccrea Banca SpA Reg S 1.50%, 10/11/22	112,939
		Intesa Sanpaolo SpA Reg S
	100,000	2.86%, 04/23/25 Reg S	114,358
	400,000	3.93%, 09/15/26 Reg S	467,985
USD	100,000	5.02%, 06/26/24 144A	91,878
	150,000	5.71%, 01/15/26 144A	139,966
EUR	300,000	6.63%, 09/13/23 Reg S	395,671
	100,000	Intesa Sanpaolo Vita SpA Reg S 4.75% (Euribor 6 Month ACT/360+4.82%), 12/17/24 (c)	112,339
		Leonardo Finmeccanica SpA
	200,000	4.88%, 03/24/25	258,619
	150,000	5.25%, 01/21/22	193,423
	200,000	Mediobanca SpA 5.00%, 11/15/20	242,914
	100,000	Nexi Capital SpA Reg S 4.13%, 11/30/19 (c)	116,828
	200,000	Salini Impregilo SpA Reg S 3.75%, 06/24/21 †	201,029
	100,000	Sisal Group SpA Reg S 7.00%, 07/31/19 (c)	115,239
	100,000	Societa Cattolica di Assicurazioni SC Reg S 4.25% (Euribor 3 Month ACT/360+4.46%), 12/14/27 (c)	105,945
		Telecom Italia SpA
	100,000	5.25%, 03/17/55	106,897
GBP	300,000	5.88%, 05/19/23	409,879
		Telecom Italia SpA Reg S
EUR	230,000	2.38%, 07/12/27 (c)Reg S	228,031
	400,000	3.63%, 05/25/26 Reg S	442,628
	400,000	5.25%, 02/10/22 Reg S	494,935
USD	450,000	5.30%, 05/30/24 144A	429,187
	200,000	Telecom Italia SpA/Milano Reg S 2.88%, 10/28/25 (c)	211,378
		UniCredit SpA Reg S
	300,000	5.75% (EUR Swap Annual 5 Year+4.10%), 10/28/20 (c)	356,203
	400,000	6.95%, 10/31/22	522,431
		Unione di Banche Italiane SpA Reg S
	100,000	4.25% (EUR Swap Annual 5 Year+4.18%), 05/05/21 (c)	112,309
	150,000	4.45% (EUR Swap Annual 5 Year+4.24%), 09/15/22 (c)	167,566
	300,000	Unipol Gruppo SpA Reg S 3.00%, 03/18/25 †	341,920
	200,000	UnipolSai Assicurazioni SpA Reg S 5.75% (Euribor 3 Month ACT/360+5.18%), 06/18/24 (c)	211,623
		Wind Tre SpA 144A
	250,000	2.63%, 11/03/19 (c)	259,392
	250,000	3.13%, 11/03/20 (c)	253,523
	250,000	5.00%, 11/03/20 (c)	206,850
			8,480,887
Japan: 1.9%
	200,000	Asahi Mutual Life Insurance Co. Reg S 6.50% (USD Swap Semi 30/360 5 Year+4.59%), 09/05/23 (c)	195,992
		SoftBank Group Corp. Reg S
	200,000	4.75%, 06/21/24 (c)	196,798
	200,000	5.13%, 06/21/27 (c) †	193,677
	200,000	5.38%, 04/30/22 (c)	203,000
	700,000	6.00% (USD ICE Swap Rate 11:00am NY 5 Year+4.23%), 07/19/23 (c)	627,613
	900,000	6.25%, 01/16/28 (c) †	937,257
	200,000	6.88% (USD ICE Swap Rate 11:00am NY 5 Year+4.85%), 07/19/27 (c) †	176,303
			2,530,640
Kazakhstan: 0.5%
	200,000	Halyk Savings Bank of Kazakhstan JSC 144A 7.25%, 01/28/21	210,224
		KazMunayGas National Co. JSC 144A
	100,000	4.75%, 04/19/27	101,388
	300,000	5.75%, 04/19/47	303,382
			614,994
Luxembourg: 8.4%
	200,000	Adecoagro SA 144A 6.00%, 09/21/22 (c)	176,000
		Altice Financing SA Reg S
EUR	150,000	5.25%, 03/04/19 (c)Reg S	175,257
USD	600,000	6.63%, 03/04/19 (c)144A	604,680
	200,000	7.50%, 05/15/21 (c)144A	190,000
		Altice Luxembourg SA Reg S
EUR	100,000	6.25%, 02/15/20 (c)Reg S	99,358
	200,000	7.25%, 03/04/19 (c)Reg S	226,505
USD	100,000	7.63%, 02/15/20 (c)144A	85,375
	700,000	Altice SA 144A 7.75%, 03/04/19 (c)	681,625
	100,000	Amigo Luxembourg SA Reg S 7.63%, 01/15/20 (c)	135,678
	200,000	ARD Finance SA 7.38% 09/15/19 (c)	220,597
	100,000	BMBG Bond Finance SCA Reg S 3.00%, 03/04/19 (c)	116,490
	101,000	Cabot Financial Luxembourg SA Reg S 7.50%, 10/01/19 (c)	125,777
	150,000	Cirsa Finance International Sarl 144A 6.25%, 06/20/20 (c)	179,539
	200,000	Codere Finance SA Reg S 6.75%, 03/04/19 (c)	214,715
	200,000	Consolidated Energy Finance SA 144A 6.88%, 06/15/20 (c)	198,000
	100,000	Cosan Luxembourg SA 144A 7.00%, 01/20/22 (c)	105,125
	155,000	CSN Resources SA 144A 6.50%, 07/21/20 †	154,612
	100,000	DEA Finance SA Reg S 7.50%, 04/15/19 (c)	120,864
	250,000	Dufry Finance SCA Reg S 4.50%, 03/04/19 (c)	297,396
		Evraz Group SA Reg S
	300,000	6.50%, 04/22/20 Reg S	306,921
	100,000	6.50%, 04/22/20 144A	102,303
		Fiat Chrysler Finance Europe SA Reg S
EUR	100,000	4.75%, 03/22/21	123,728
	250,000	4.75%, 07/15/22	315,704
	200,000	Garfunkelux Holdco 3 SA Reg S 7.50%, 02/11/19 (c) †	202,284
	100,000	Gestamp Funding Luxembourg SA Reg S 3.50%, 05/15/19 (c)	111,735
	300,000	INEOS Group Holdings SA Reg S 5.38%, 08/01/19 (c) †	350,032
	200,000	Intralot Capital Luxembourg SA Reg S 5.25%, 09/15/20 (c)	159,356
	200,000	Klabin Finance SA 144A 5.25%, 07/16/24	201,620
	300,000	Matterhorn Telecom SA Reg S 3.88%, 02/11/19 (c)	342,873
	200,000	MHP Lux SA 144A 6.95%, 04/03/26	180,000
	200,000	Millicom International Cellular SA 144A 5.13%, 09/15/22 (c)	189,500
		Minerva Luxembourg SA 144A
	125,000	5.88%, 01/19/23 (c)	112,969
	200,000	6.50%, 09/20/21 (c)	192,060
	200,000	Offshore Drilling Holding SA 144A 8.38%, 03/04/19 (c)	103,000
	250,000	Puma International Financing SA 144A 5.00%, 01/24/21 (c)	208,807
	100,000	Rossini Sarl Reg S 6.75%, 10/30/21 (c)	117,757
	200,000	Rumo Luxembourg Sarl 144A 7.38%, 02/09/21 (c)	212,500
		Sberbank of Russia 144A
	350,000	5.13%, 10/29/22	351,820
	400,000	6.13%, 02/07/22	415,860
	100,000	Schmolz + Bickenbach Luxembourg Finance SA Reg S 5.63%, 07/15/19 (c)	108,061
	200,000	SES SA Reg S 4.63% (EUR Swap Annual 5 Year+4.66%), 01/02/22 (c)	236,579
	150,000	Swissport Financing Sarl 144A 6.75%, 02/11/19 (c)	178,318
	370,000	Telecom Italia Finance SA 7.75%, 01/24/33	512,871
	200,000	Telenet Finance Luxembourg Notes Sarl 144A 5.50%, 12/01/22 (c)	190,000
	90,000	Telenet Finance VI Luxembourg SCA Reg S 4.88%, 07/15/21 (c)	111,260
	200,000	Ultrapar International SA 144A 5.25%, 10/06/26	201,302
	200,000	Vm Holding SA 144A 5.38%, 02/04/27 (c)	198,740
	350,000	Votorantim Cimentos International SA 144A 7.25%, 04/05/41	368,907
	400,000	VTB Bank SA 144A 6.95%, 10/17/22	410,700
			10,925,160
Mauritius: 0.4%
	300,000	MTN Mauritius Investments Ltd. 144A 4.76%, 11/11/24	284,683
	200,000	Neerg Energy Ltd. 144A 6.00%, 02/13/20 (c)	193,172
			477,855
Mexico: 1.5%
	100,000	Banco Mercantil del Norte SA/Grand Cayman 144A 5.75% (US Treasury Yield Curve Rate T 5 Year+4.45%), 10/04/26 (c)	94,260
		BBVA Bancomer SA 144A
	200,000	5.13% (US Treasury Yield Curve Rate T 5 Year+2.65%), 01/18/28 (c)	181,250
	200,000	7.25%, 04/22/20	207,500
		Cemex SAB de CV 144A
	200,000	5.70%, 01/11/20 (c)	203,200
	150,000	6.13%, 05/05/20 (c)	153,075
	200,000	7.75%, 04/16/21 (c) †	216,500
	200,000	Credito Real SAB de CV 144A 7.25%, 07/20/20 (c)	197,500
	200,000	Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (c)	198,740
	300,000	Nemak SAB de CV 144A 4.75%, 01/23/21 (c)	291,000
		Unifin Financiera SA de CV 144A
	100,000	7.00%, 07/15/21 (c)	91,000
	200,000	7.25%, 09/27/20 (c)	193,750
			2,027,775
Netherlands: 12.2%
USD	200,000	Cimpor Financial Operations BV 144A 5.75%, 07/17/19 (c)	176,250
	310,000	Constellium NV Reg S 4.63%, 03/04/19 (c)	360,840
	125,000	Ferrovial Netherlands BV Reg S 2.12% (EUR Swap Annual 5 Year+2.13%), 05/14/23 (c)	123,458
	400,000	Fiat Chrysler Automobiles NV 5.25%, 04/15/23	405,496
	300,000	Fiat Chrysler Automobiles NV Reg S 3.75%, 03/29/24	367,746
	200,000	Greenko Dutch BV 144A 5.25%, 07/24/20 (c)	185,970
		GTH Finance BV 144A
	100,000	6.25%, 01/26/20 (c)	101,917
	200,000	7.25%, 01/26/23 (c)	210,827
	200,000	IHS Netherlands Holdco BV 144A 9.50%, 03/04/19 (c)	206,886
	200,000	Indo Energy Finance II BV 144A 6.38%, 03/04/19 (c)	195,081
	100,000	Intertrust Group BV Reg S 3.38%, 11/15/21 (c)	115,067
	200,000	InterXion Holding NV Reg S 4.75%, 06/15/21 (c)	240,919
	100,000	IPD 3 BV Reg S 4.50%, 07/15/19 (c)	115,261
	250,000	Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	278,856
	149,000	Koninklijke KPN NV Reg S 6.88% (GBP Swap 5 Year+5.50%), 03/14/20 (c)	202,764
	200,000	Marfrig Holding Europe BV 144A 8.00%, 06/08/19 (c)	207,392
		Metinvest BV 144A
	150,000	7.75%, 01/23/23 (c)	143,419
	100,000	8.50%, 01/23/26 (c)	94,958
	200,000	Naturgy Finance BV Reg S 4.13% (EUR Swap Annual 8 Year+3.35%), 11/18/22 (c)	239,057
	200,000	Nostrum Oil & Gas Finance BV 144A 8.00%, 07/25/19 (c)	136,285
	125,000	Nyrstar Netherlands Holdings BV Reg S 6.88%, 03/15/20 (c)	66,104
	100,000	OCI NV Reg S 5.00%, 04/15/20 (c)	120,759
		Petrobras Global Finance BV
	180,000	4.25%, 10/02/23	224,805
	71,000	4.38%, 05/20/23	70,965
EUR	200,000	4.75%, 01/14/25	251,223
USD	450,000	5.30%, 01/27/25 †	452,700
	150,000	5.75%, 02/01/29	147,120
EUR	100,000	5.88%, 03/07/22	129,826
USD	675,000	6.00%, 01/27/28	673,515
	200,000	6.25%, 03/17/24	211,826
	275,000	6.85%, 06/05/15	267,437
	250,000	6.88%, 01/20/40	254,687
	300,000	7.25%, 03/17/44	316,800
	400,000	7.38%, 01/17/27	435,800
	44,000	8.38%, 05/23/21	48,499
	330,000	8.75%, 05/23/26	387,931
	41,000	Phoenix PIB Dutch Finance BV Reg S 3.63%, 07/30/21	49,905
	300,000	Repsol International Finance BV Reg S 3.88% (EUR Swap Annual 6 Year+3.56%), 03/25/21 (c)	359,473
	300,000	Saipem Finance International BV Reg S 3.75%, 09/08/23 †	362,848
	200,000	Samvardhana Motherson Automotive Systems Group BV Reg S 4.88%, 06/16/19 (c)	197,409
	125,000	Selecta Group BV Reg S 5.88%, 02/01/20 (c)	140,746
	200,000	Sigma Holdco BV Reg S 5.75%, 05/15/21 (c)	212,042
	150,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC 144A 7.00%, 07/15/21 (c)	152,670
	400,000	Stichting Afwikkeling Onderhandse Schulden SNS REAAL Reg S 11.25% (EUR Swap Annual 5 Year+9.76%), 11/27/19 (c) (d) §	3,993
		Telefonica Europe BV Reg S
	200,000	2.63% (EUR Swap Annual 5 Year+2.33%), 06/07/23 (c)	216,609
	200,000	3.00% (EUR Swap Annual 5 Year+2.45%), 12/04/23 (c)	219,588
	200,000	3.75% (EUR Swap Annual 5 Year+3.86%), 03/15/22 (c)	235,349
	100,000	3.88% (EUR Swap Annual 8 Year+2.97%), 09/22/26 (c)	107,343
	200,000	5.88% (EUR Swap Annual 10 Year+4.30%), 03/31/24 (c)	251,705
GBP	100,000	6.75% (GBP Swap 5 Year+4.46%), 11/26/20 (c)	139,335
	175,000	TenneT Holding BV Reg S 3.00% (EUR Swap Annual 5 Year+2.53%), 06/01/24 (c)	200,869
		Teva Pharmaceutical Finance Netherlands II BV Reg S
	350,000	0.38%, 07/25/20	398,434
	250,000	1.13%, 10/15/24	254,659
	240,000	1.25%, 12/31/22 (c)	260,090
	100,000	1.63%, 10/15/28	92,160
	100,000	1.88%, 12/31/26 (c)	99,371
		Teva Pharmaceutical Finance Netherlands III BV
USD	380,000	2.20%, 07/21/21	359,401
	500,000	2.80%, 07/21/23	452,360
	600,000	3.15%, 10/01/26	499,088
	250,000	4.10%, 10/01/46	184,330
	150,000	6.00%, 01/15/24 (c)	152,680
	200,000	6.75%, 12/01/27 (c)	208,235
	160,000	United Group BV Reg S 4.38%, 07/01/19 (c)	184,716
	100,000	UPC Holding BV 144A 5.50%, 10/15/22 (c)	93,000
		VEON Holdings BV 144A
	100,000	3.95%, 03/16/21 (c)	98,255
	100,000	5.95%, 02/13/23	103,660
	100,000	7.50%, 03/01/22	109,581
	200,000	VIVAT NV Reg S 6.25% (USD Swap Semi 30/360 5 Year+4.17%), 11/16/22 (c)	196,960
	200,000	VTR Finance BV 144A 6.88%, 02/11/19 (c)	206,730
	100,000	Ziggo Bond Co. BV Reg S 7.13%, 05/15/19 (c)	120,731
		Ziggo BV Reg S
	200,000	3.75%, 01/15/20 (c)	234,318
	200,000	4.25%, 01/15/22 (c)	232,768
	350,000	Ziggo Secured Finance BV 144A 5.50%, 01/15/22 (c)	331,516
			15,891,373
Nigeria: 0.1%
	200,000	Zenith Bank Plc 144A 7.38%, 05/30/22	204,503
Norway: 0.1%
	150,000	Aker BP ASA 144A 6.00%, 07/01/19 (c)	154,125
Panama: 0.1%
	200,000	AES Panama SRL 144A 6.00%, 06/25/19 (c)	205,660
Peru: 0.4%
	200,000	Minsur SA 144A 6.25%, 02/07/24	211,750
	200,000	Orazul Energy Egenor S. en C. por A. 144A 5.63%, 04/28/22 (c)	185,250
	100,000	Volcan Cia Minera SAA 144A 5.38%, 02/02/22	102,125
			499,125
Portugal: 0.3%
EUR	300,000	EDP - Energias de Portugal SA Reg S 5.38% (EUR Swap Annual 5 Year+5.04%), 03/16/21 (c)	367,026
Russia: 0.1%
USD	200,000	Global Ports Finance Plc 144A 6.50%, 09/22/23	205,245
Singapore: 0.9%
		ABJA Investment Co. Pte Ltd. Reg S
	200,000	4.85%, 01/31/20	201,312
	250,000	5.95%, 07/31/24 †	252,685
	150,000	Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (c) (d) §	2,250
	200,000	Global Prime Capital Pte Ltd. Reg S 5.50%, 10/18/20 (c)	190,561
	200,000	Marble II Pte Ltd. 144A 5.30%, 06/20/19 (c)	199,631
	200,000	Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/22 (c)	183,210
	200,000	Theta Capital Pte Ltd. Reg S 6.75%, 10/31/21 (c)	138,522
			1,168,171
South Africa: 0.8%
		Eskom Holdings SOC Ltd. 144A
	200,000	5.75%, 01/26/21	196,391
	200,000	6.75%, 08/06/23	197,104
	100,000	7.13%, 02/11/25 †	98,825
	100,000	8.45%, 08/10/28	103,667
	200,000	FirstRand Bank Ltd. Reg S 6.25% (USD Swap Semi 30/360 5 Year+3.56%), 04/23/23 (c)	204,728
	128,340	South Africa Ltd. 144A 3.00% 12/31/22 §	4,479
	200,000	Transnet SOC Ltd. 144A 4.00%, 07/26/22	192,334
			997,528
South Korea: 0.1%
	200,000	Woori Bank 144A 4.50% (US Treasury Yield Curve Rate T 5 Year+3.31%), 09/27/21 (c)	200,521
Spain: 1.4%
	63,011	Abengoa Abenewco 2 SAU Reg S 1.25% 03/31/23	1,103
	100,000	Abengoa SA 03/31/27 (s) §	1,147
	250,000	AI Candelaria Spain SLU 144A 7.50%, 09/15/28 (c)	246,000
	200,000	Banco de Sabadell SA Reg S 5.63%, 05/06/26	240,401
	200,000	Bankia SA Reg S 3.38% (EUR Swap Annual 5 Year+3.35%), 03/15/22 (c)	231,344
	100,000	Bankinter SA Reg S 2.50% (EUR Swap Annual 5 Year+2.40%), 04/06/22 (c)	114,847
	300,000	Cellnex Telecom SAU Reg S 3.13%, 07/27/22	361,691
	100,000	El Corte Ingles SA Reg S 3.00%, 10/15/20 (c)	117,198
	175,000	Grifols SA Reg S 3.20%, 05/01/20 (c)	201,031
	125,000	Grupo Antolin-Irausa SA Reg S 3.25%, 04/30/20 (c)	115,623
		Grupo Isolux Corsan SA
	302	0.25%, 03/04/19 (c) (d) §	1
	56,417	6.00%, 03/04/19 (c) (d) §	1,457
	100,000	Ibercaja Banco SA Reg S 5.00% (EUR Swap Annual 5 Year+4.55%), 07/28/20 (c)	115,904
	100,000	Obrascon Huarte Lain SA Reg S 5.50%, 03/04/19 (c)	61,541
			1,809,288
Sweden: 1.3%
	175,000	Akelius Residential Property AB Reg S 3.88% (EUR Swap Annual 5 Year+3.49%), 07/05/23 (c)	200,041
	100,000	Corral Petroleum Holdings AB Reg S 13.25% 05/15/19 (c)	123,055
	300,000	Intrum AB Reg S 3.13%, 07/15/20 (c)	328,108
	200,000	Stena AB 144A 7.00%, 02/01/24 †	185,500
	300,000	Telefonaktiebolaget LM Ericsson Reg S 1.88%, 03/01/24 †	344,532
	200,000	Verisure Midholding AB Reg S 5.75%, 12/01/19 (c)	229,947
		Volvo Car AB Reg S
	125,000	2.00%, 10/24/24 (c)	135,793
	100,000	3.25%, 05/18/21	120,327
			1,667,303
Thailand: 0.1%
	200,000	PTTEP Treasury Center Co. Ltd. 144A 4.60% (US Treasury Yield Curve Rate T 5 Year+2.72%), 07/17/22 (c)	190,272
Turkey: 3.3%
		Akbank TAS 144A
	125,000	5.00%, 10/24/22	119,149
	150,000	5.13%, 03/31/25	134,246
	200,000	Arcelik AS 144A 5.00%, 04/03/23	190,097
	200,000	Fibabanka AS Reg S 6.00%, 01/25/23	165,705
	200,000	Finansbank AS 144A 4.88%, 05/19/22	192,979
	300,000	KOC Holding AS 144A 5.25%, 12/15/22 (c)	293,887
	200,000	TC Ziraat Bankasi AS 144A 5.13%, 05/03/22	187,212
	225,000	Tupras Turkiye Petrol Rafinerileri AS 144A 4.50%, 07/20/24 (c)	205,499
	100,000	Turk Telekomunikasyon AS 144A 4.88%, 06/19/24	92,051
	200,000	Turkcell Iletisim Hizmetleri AS 144A 5.80%, 01/11/28 (c)	184,115
	400,000	Turkiye Garanti Bankasi AS 144A 5.25%, 09/13/22	385,020
	300,000	Turkiye Halk Bankasi AS 144A 3.88%, 02/05/20	289,239
		Turkiye Is Bankasi AS 144A
	300,000	5.00%, 04/30/20	296,129
	625,000	6.00%, 10/24/22	561,794
	200,000	Turkiye Sinai Kalkinma Bankasi AS Reg S 5.50%, 01/16/23	177,123
	100,000	Turkiye Sise ve Cam Fabrikalari AS 144A 4.25%, 05/09/20	99,228
		Turkiye Vakiflar Bankasi TAO 144A
	125,000	5.50%, 10/27/21	120,398
	100,000	5.75%, 01/30/23	92,598
	200,000	6.00%, 11/01/22	180,284
		Yapi ve Kredi Bankasi AS 144A
	150,000	5.75%, 02/24/22	144,065
	175,000	5.85%, 06/21/24	156,927
			4,267,745
United Arab Emirates: 0.3%
	200,000	First Abu Dhabi Bank PJSC Reg S 5.25% (USD Swap Semi 30/360 5 Year+3.35%), 06/17/20 (c)	201,038
	200,000	Oztel Holdings SPC Ltd. 144A 5.63%, 10/24/23 †	195,355
			396,393
United Kingdom: 9.2%
		AngloGold Ashanti Holdings Plc
	125,000	5.13%, 08/01/22	127,813
	137,000	5.38%, 04/15/20	139,213
	200,000	Ardonagh Midco 3 Plc Reg S 8.38%, 07/15/20 (c)	224,942
	100,000	Arqiva Broadcast Finance Plc Reg S 6.75%, 09/30/20 (c)	137,200
	200,000	Aston Martin Capital Holdings Ltd. 144A 6.50%, 04/15/19 (c)	197,000
	30,000	Barclays Bank Plc 6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (c)	28,963
	90,000	Barclays Bank Plc Reg S 4.75% (Euribor 3 Month ACT/360+.71%), 03/15/20 (c)	92,434
	100,000	Boparan Finance Plc Reg S 5.50%, 02/11/19 (c)	100,133
	149,000	Co-operative Group Holdings Ltd. Reg S 6.88%, 07/08/20 (s)	204,283
	150,000	Delphi Technologies Plc 144A 5.00%, 10/01/25	129,000
	200,000	Drax Finco Plc 144A 6.63%, 05/01/21 (c)	199,500
	200,000	DTEK Finance Plc 10.75% 03/04/19 (c)	193,700
	200,000	EI Group Plc Reg S 6.38%, 03/04/19 (c)	269,291
	750,000	Ensco Plc 5.75%, 04/01/44 (c)	493,125
	150,000	GKN Holdings Plc Reg S 5.38%, 09/19/22	209,602
	150,000	Globalworth Real Estate Investments Ltd. Reg S 2.88%, 06/20/22	174,540
	150,000	Heathrow Finance Plc Reg S 5.75%, 03/03/25	205,463
	300,000	Inmarsat Finance Plc 144A 4.88%, 03/04/19 (c)	291,750
	150,000	International Personal Finance Plc Reg S 5.75%, 04/07/21	158,346
		Jaguar Land Rover Automotive Plc Reg S
	200,000	2.20%, 01/15/24 Reg S	182,142
GBP	430,000	5.00%, 02/15/22 144A	511,777
	110,000	Jerrold Finco Plc Reg S 6.25%, 09/15/19 (c)	145,007
	300,000	KCA Deutag Finance Plc 144A 7.25%, 03/04/19 (c)	240,000
	100,000	Ladbrokes Group Finance Plc Reg S 5.13%, 09/16/22	135,211
	100,000	LHC3 Plc Reg S 9.00% 08/15/20 (c)	114,639
	250,000	Lincoln Finance Ltd. Reg S 6.88%, 02/11/19 (c)	295,648
	200,000	Liquid Telecommunications Financing Plc 144A 8.50%, 07/13/20 (c)	204,872
		Lloyds Banking Group Plc 144A
	190,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (c)	186,200
	250,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (c)	245,780
	200,000	MARB BondCo Plc 144A 6.88%, 01/19/21 (c)	191,800
	100,000	Matalan Finance Plc Reg S 6.75%, 01/31/20 (c)	121,514
	100,000	Mclaren Finance Plc Reg S 5.00%, 08/01/19 (c)	122,739
	150,000	Merlin Entertainments Plc Reg S 2.75%, 12/15/21 (c)	178,224
	200,000	Oschadbank 144A 9.38%, 03/10/23 (s)	200,030
	200,000	OTE Plc Reg S 3.50%, 07/09/20	237,769
	100,000	Petra Diamonds US Treasury Plc 144A 7.25%, 05/01/19 (c)	94,250
	400,000	Polyus Gold International Ltd. 144A 5.63%, 04/29/20	404,664
	50,000	Royal Bank of Scotland Group Plc Reg S 3.63% (EUR Swap Annual 5 Year+2.65%), 03/25/19 (c)	57,469
	100,000	Shop Direct Funding Plc Reg S 7.75%, 11/15/19 (c)	114,462
	200,000	Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (c)	206,539
	100,000	Stonegate Pub Co. Financing Plc Reg S 4.88%, 03/15/19 (c)	128,066
	100,000	Stretford 79 Plc Reg S 6.75%, 07/15/19 (c)	128,844
	200,000	Synlab Bondco Plc Reg S 6.25%, 02/11/19 (c)	238,146
	120,000	Tesco Corporate Treasury Services Plc Reg S 2.50%, 07/01/24	142,871
	280,000	Tesco Plc 6.13%, 02/24/22	408,182
	150,000	Tesco Plc Reg S 5.13%, 04/10/47	200,964
	190,000	Thomas Cook Group Plc Reg S 6.25%, 06/15/19 (c)	173,651
	100,000	Titan Global Finance Plc Reg S 3.50%, 06/17/21	119,180
	150,000	Travelport Corporate Finance Plc 144A 6.00%, 03/15/21 (c)	154,500
	100,000	Travis Perkins Plc Reg S 4.38%, 09/15/21	135,194
	200,000	Tullow Oil Plc 144A 7.00%, 03/01/21 (c)	195,804
	100,000	Twinkle Pizza Plc Reg S 6.63%, 02/11/19 (c)	111,444
	450,000	Vedanta Resources Plc 144A 6.13%, 08/09/21 (c)	410,469
		Virgin Media Secured Finance Plc Reg S
	375,000	4.88%, 01/15/21 (c)Reg S	475,372
	200,000	5.00%, 04/15/22 (c)Reg S	255,987
USD	200,000	5.25%, 01/15/20 (c)144A	197,750
GBP	200,000	6.00%, 01/15/21 (c) (s)144A	295,209
	150,000	Viridian Group FinanceCo. Plc/Viridian Power and Energy Reg S 4.75%, 09/15/20 (c)	190,407
	125,000	William Hill Plc Reg S 4.25%, 06/05/20	167,588
	100,000	Worldpay Finance Plc Reg S 3.75%, 08/15/22 (c)	123,524
			12,020,186
United States: 2.6%
USD	100,000	Calfrac Holdings LP 144A 8.50%, 06/15/21 (c)	75,500
	350,000	Cemex Finance LLC 144A 6.00%, 04/01/19 (c)	357,528
	100,000	CGG Holding US, Inc. Reg S 7.88%, 05/01/20 (c)	120,457
	200,000	Cott Holdings, Inc. 144A 5.50%, 04/01/20 (c)	198,750
		DAE Funding LLC 144A
	150,000	4.00%, 08/01/19 (c)	148,500
	300,000	5.00%, 08/01/20 (c)	295,650
	150,000	Dresdner Funding Trust I 144A 8.15%, 06/30/29 (c)	182,191
		JBS USA LUX SA / JBS USA Finance, Inc. 144A
	100,000	6.75%, 02/15/23 (c)	102,500
	275,000	7.25%, 03/06/19 (c)	278,965
	100,000	Kronos Acquisition Holdings, Inc. 144A 9.00%, 03/04/19 (c)	85,000
	90,000	Leonardo US Holdings, Inc. 144A 6.25%, 01/15/40	80,550
		Mercer International, Inc.
	41,000	5.50%, 01/15/21 (c)	38,233
	100,000	6.50%, 02/01/20 (c)	101,538
	160,000	Navios Maritime Holdings, Inc. and Navios Maritime Finance II USA, Inc. 144A 7.38%, 03/04/19 (c)	94,400
	100,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (c)	119,500
	125,000	Resolute Forest Products, Inc. 5.88%, 03/04/19 (c)	124,518
	269,816	Rio Oil Finance Trust 144A 9.25%, 07/06/24	292,076
	100,000	Stillwater Mining Co. 144A 7.13%, 06/27/21 (c)	95,465
	220,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 144A 6.50%, 07/15/22 (c)	227,287
	200,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	189,951
	200,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/20	195,379
			3,403,938
Total Corporate Bonds (Cost: $132,522,326)			126,758,964
GOVERNMENT OBLIGATIONS: 0.8%
Azerbaijan: 0.2%
	200,000	State Oil Co. of the Azerbaijan Republic Reg S 4.75%, 03/13/23	202,118
Costa Rica: 0.1%
	200,000	Instituto Costarricense de Electricidad Reg S 6.95%, 11/10/21	193,750
Turkey: 0.4%
		Export Credit Bank of Turkey 144A
	100,000	5.00%, 09/23/21	96,881
	200,000	5.38%, 02/08/21	196,579
	200,000	6.13%, 05/03/24	189,768
			483,228
United Kingdom: 0.1%
	200,000	Ukreximbank 144A 9.75%, 01/22/25	194,500
Total Government Obligations (Cost: $1,092,518)			1,073,596

Number of Shares
MONEY MARKET FUND: 0.6% (Cost: $809,355)
	809,355	Dreyfus Government Cash Management Fund - Institutional Shares	809,355
COMMON STOCK: 0.0% (Cost: $5,626)
United States: 0.0%
	988	Tervita Corp. * # §	5,173
WARRANTS: 0.0% (Cost: $10,977)
Spain: 0.0%
	138	Grupo Isolux Corsan SA 12/30/21 # § ∞	0
Total Investments Before Collateral for Securities Loaned: 98.4% (Cost: $134,440,802)			128,647,088

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.2%
Repurchase Agreements: 7.2%
	$2,242,486	Repurchase agreement dated 1/31/19 with Citigroup Global Markets, Inc., 2.57%, due 2/1/19, proceeds $2,242,646; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 3/31/19 to 2/1/49, valued at $2,287,336 including accrued interest)	2,242,486
	458,691	Repurchase agreement dated 1/31/19 with Credit Agricole CIB, 2.57%, due 2/1/19, proceeds $458,724; (collateralized by various U.S. government and agency obligations, 0.25% to 2.88%, due 9/30/20 to 5/15/28, valued at $467,865 including accrued interest)	458,691
	2,242,486	Repurchase agreement dated 1/31/19 with Daiwa Capital Markets America, Inc., 2.57%, due 2/1/19, proceeds $2,242,646; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 2/7/19 to 9/9/49, valued at $2,287,336 including accrued interest)	2,242,486
	2,242,486	Repurchase agreement dated 1/31/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.57%, due 2/1/19, proceeds $2,242,646; (collateralized by various U.S. government and agency obligations, 2.00% to 10.50%, due 2/15/19 to 1/1/49, valued at $2,287,336 including accrued interest)	2,242,486
	2,242,486	Repurchase agreement dated 1/31/19 with Mizuho Securities USA, Inc., 2.57%, due 2/1/19, proceeds $2,242,646; (collateralized by various U.S. government and agency obligations, 0.00% to 3.50%, due 4/18/19 to 2/1/48, valued at $2,287,336 including accrued interest)	2,242,486
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $9,428,635)			9,428,635
Total Investments: 105.6% (Cost: $143,869,437)			138,075,723
Liabilities in excess of other assets: (5.6)%			(7,379,595)
NET ASSETS: 100.0%			$130,696,128

Definitions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,989,968.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $5,173 which represents 0.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $24,264 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $48,982,096, or 37.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	9.1%	$11,708,216
Communications	17.8	22,906,178
Consumer, Cyclical	9.1	11,731,339
Consumer, Non-cyclical	9.6	12,376,198
Diversified	1.1	1,375,157
Energy	10.0	12,896,749
Financial	28.7	36,925,378
Government	0.8	1,073,596
Industrial	8.2	10,516,100
Technology	0.7	863,920
Utilities	4.3	5,464,902
Money Market Fund	0.6	809,355
	100.0%	$128,647,088

The summary of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock*	$—	$5,173	$—	$5,173
Corporate Bonds*	—	126,758,964	—	126,758,964
Government Obligations*	—	1,073,596	—	1,073,596
Warrants*	—	—	0	—
Money Market Funds	809,355	—	—	809,355
Repurchase Agreements	—	9,428,635	—	9,428,635
Total	$809,355	$137,266,368	$—	$138,075,723

*	See Schedule of Investments for geographic sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended January 31, 2019:

Warrants
Spain
Balance as of April 30, 2018	$0
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	0
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of January 31, 2019	$0

See Notes to Schedules of Investments

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Principal Amount		Value
FLOATING RATE NOTES: 99.4%
Australia: 4.9%
	Australia & New Zealand Banking Group Ltd. 144A
$750,000	2.92% (ICE LIBOR USD 3 Month+.32%), 11/09/20	$749,732
1,200,000	3.10% (ICE LIBOR USD 3 Month+.46%), 05/17/21	1,200,237
1,300,000	3.35% (ICE LIBOR USD 3 Month+.71%), 05/19/22	1,303,444
	Commonwealth Bank of Australia 144A
400,000	3.22% (ICE LIBOR USD 3 Month+.45%), 03/10/20	401,247
450,000	3.23% (ICE LIBOR USD 3 Month+.64%), 11/07/19	451,551
2,039,000	3.47% (ICE LIBOR USD 3 Month+.70%), 03/10/22	2,041,009
2,500,000	3.49% (ICE LIBOR USD 3 Month+.70%), 03/16/23	2,497,194
800,000	3.57% (ICE LIBOR USD 3 Month+.83%), 09/06/21	806,461
375,000	Macquarie Bank Ltd. 144A 3.87% (ICE LIBOR USD 3 Month+1.12%), 07/29/20	379,096
1,900,000	Macquarie Group Ltd. 144A 4.17% (ICE LIBOR USD 3 Month+1.35%), 03/27/23 (c)	1,887,199
	National Australia Bank Ltd. 144A
750,000	3.15% (ICE LIBOR USD 3 Month+.35%), 01/12/21	748,886
1,200,000	3.19% (ICE LIBOR USD 3 Month+.51%), 05/22/20	1,204,837
1,780,000	3.40% (ICE LIBOR USD 3 Month+.72%), 05/22/22	1,787,635
1,770,000	3.40% (ICE LIBOR USD 3 Month+.60%), 04/12/23	1,758,438
1,800,000	3.67% (ICE LIBOR USD 3 Month+.89%), 01/10/22	1,815,893
725,000	3.80% (ICE LIBOR USD 3 Month+1.00%), 07/12/21	732,123
	Westpac Banking Corp.
570,000	2.90% (ICE LIBOR USD 3 Month+.28%), 05/15/20	570,248
514,000	3.11% (ICE LIBOR USD 3 Month+.34%), 01/25/21	513,062
500,000	3.17% (ICE LIBOR USD 3 Month+.43%), 03/06/20	501,449
337,000	3.20% (ICE LIBOR USD 3 Month+.56%), 08/19/19	337,863
2,570,000	3.34% (ICE LIBOR USD 3 Month+.72%), 05/15/23	2,567,575
1,697,000	3.37% (ICE LIBOR USD 3 Month+.57%), 01/11/23	1,683,823
660,000	3.49% (ICE LIBOR USD 3 Month+.85%), 08/19/21	665,939
1,625,000	3.52% (ICE LIBOR USD 3 Month+.71%), 06/28/22	1,630,324
1,750,000	3.65% (ICE LIBOR USD 3 Month+.85%), 01/11/22	1,766,018
		30,001,283
Canada: 4.1%
	Bank of Montreal
950,000	3.14% (ICE LIBOR USD 3 Month+.34%), 07/13/20	951,929
725,000	3.23% (ICE LIBOR USD 3 Month+.44%), 06/15/20	727,276
1,000,000	3.26% (ICE LIBOR USD 3 Month+.46%), 04/13/21	1,001,847
580,000	3.48% (ICE LIBOR USD 3 Month+.79%), 08/27/21	584,908
	Bank of Nova Scotia
635,000	3.09% (ICE LIBOR USD 3 Month+.29%), 01/08/21	634,261
875,000	3.20% (ICE LIBOR USD 3 Month+.44%), 04/20/21	875,025
357,000	3.37% (ICE LIBOR USD 3 Month+.62%), 12/05/19	358,354
1,725,000	3.41% (ICE LIBOR USD 3 Month+.64%), 03/07/22	1,726,699
	Canadian Imperial Bank of Commerce
750,000	3.05% (ICE LIBOR USD 3 Month+.32%), 02/02/21	748,569
651,000	3.11% (ICE LIBOR USD 3 Month+.31%), 10/05/20	651,312
800,000	3.20% (ICE LIBOR USD 3 Month+.41%), 09/20/19	801,199
450,000	3.26% (ICE LIBOR USD 3 Month+.52%), 09/06/19	450,967
1,700,000	3.44% (ICE LIBOR USD 3 Month+.66%), 09/13/23 †	1,695,428
1,700,000	3.51% (ICE LIBOR USD 3 Month+.72%), 06/16/22	1,703,981
	Enbridge, Inc.
546,000	3.18% (ICE LIBOR USD 3 Month+.40%), 01/10/20	543,660
320,000	3.49% (ICE LIBOR USD 3 Month+.70%), 06/15/20	319,797
435,000	National Bank of Canada 3.34% (ICE LIBOR USD 3 Month+.56%), 05/12/20 (c)	436,565
	Royal Bank of Canada
450,000	2.95% (ICE LIBOR USD 3 Month+.24%), 08/29/19	450,591
600,000	3.00% (ICE LIBOR USD 3 Month+.24%), 10/26/20	599,405
750,000	3.06% (ICE LIBOR USD 3 Month+.30%), 07/22/20	750,502
450,000	3.12% (ICE LIBOR USD 3 Month+.38%), 03/02/20	451,018
1,911,000	3.14% (ICE LIBOR USD 3 Month+.39%), 04/30/21	1,911,358
425,000	3.26% (ICE LIBOR USD 3 Month+.52%), 03/06/20	426,598
1,596,000	3.47% (ICE LIBOR USD 3 Month+.73%), 02/01/22	1,604,838
	Toronto-Dominion Bank
629,000	3.01% (ICE LIBOR USD 3 Month+.24%), 01/25/21	627,325
750,000	3.05% (ICE LIBOR USD 3 Month+.26%), 09/17/20	750,728
730,000	3.05% (ICE LIBOR USD 3 Month+.28%), 06/11/20	729,409
452,000	3.14% (ICE LIBOR USD 3 Month+.56%), 11/05/19	452,978
950,000	3.20% (ICE LIBOR USD 3 Month+.43%), 06/11/21	951,232
550,000	3.80% (ICE LIBOR USD 3 Month+1.00%), 04/07/21	557,664
400,000	TransCanada PipeLines Ltd. 2.89% (ICE LIBOR USD 3 Month+.28%), 11/15/19	399,824
		24,875,247
Cayman Islands: 0.3%
1,825,000	Tencent Holdings Ltd. 144A 3.37% (ICE LIBOR USD 3 Month+.60%), 01/19/23	1,808,559
China / Hong Kong: 0.2%
725,000	AIA Group Ltd. 144A 3.31% (ICE LIBOR USD 3 Month+.52%), 08/20/21 (c)	723,071
550,000	Industrial & Commercial Bank of China Ltd. 3.34% (ICE LIBOR USD 3 Month+.75%), 11/08/20	550,351
		1,273,422
Denmark: 0.1%
300,000	Danske Bank A/S 144A 3.32% (ICE LIBOR USD 3 Month+.58%), 09/06/19	299,707
Finland: 0.1%
800,000	Nordea Bank Abp 144A 3.18% (ICE LIBOR USD 3 Month+.47%), 05/29/20	802,380
France: 1.4%
375,000	Banque Federative du Credit Mutuel SA 144A 3.25% (ICE LIBOR USD 3 Month+.49%), 07/20/20	375,659
2,175,000	BPCE SA 3.59% (ICE LIBOR USD 3 Month+.88%), 05/31/22	2,166,632
	BPCE SA 144A
1,715,000	3.90% (ICE LIBOR USD 3 Month+1.22%), 05/22/22	1,714,947
1,725,000	4.02% (ICE LIBOR USD 3 Month+1.24%), 09/12/23	1,702,822
	Credit Agricole SA 144A
300,000	3.74% (ICE LIBOR USD 3 Month+.97%), 06/10/20	302,356
1,700,000	3.80% (ICE LIBOR USD 3 Month+1.02%), 04/24/23	1,682,587
500,000	Societe Generale SA 144A 4.13% (ICE LIBOR USD 3 Month+1.33%), 04/08/21	506,706
		8,451,709
Germany: 0.6%
	Deutsche Bank AG
827,000	3.58% (ICE LIBOR USD 3 Month+.81%), 01/22/21	805,852
500,000	3.77% (ICE LIBOR USD 3 Month+.97%), 07/13/20	492,962
1,565,000	3.82% (ICE LIBOR USD 3 Month+1.19%), 11/16/22	1,483,813
650,000	4.03% (ICE LIBOR USD 3 Month+1.29%), 02/04/21	638,613
		3,421,240
Japan: 7.5%
	Mitsubishi UFJ Financial Group, Inc.
1,000,000	3.41% (ICE LIBOR USD 3 Month+.65%), 07/26/21	1,000,353
2,539,000	3.48% (ICE LIBOR USD 3 Month+.74%), 03/02/23	2,520,037
3,350,000	3.56% (ICE LIBOR USD 3 Month+.79%), 07/25/22	3,347,778
1,614,000	3.61% (ICE LIBOR USD 3 Month+.92%), 02/22/22	1,618,098
5,500,000	3.62% (ICE LIBOR USD 3 Month+.86%), 07/26/23	5,492,654
1,335,000	3.84% (ICE LIBOR USD 3 Month+1.06%), 09/13/21	1,347,513
900,000	4.62% (ICE LIBOR USD 3 Month+1.88%), 03/01/21	920,222
	Mizuho Financial Group, Inc.
2,900,000	3.54% (ICE LIBOR USD 3 Month+.79%), 03/05/23	2,888,618
4,310,000	3.65% (ICE LIBOR USD 3 Month+.94%), 02/28/22	4,326,357
3,854,000	3.65% (ICE LIBOR USD 3 Month+.88%), 09/11/22	3,855,187
2,225,000	3.77% (ICE LIBOR USD 3 Month+1.00%), 09/11/23 (c) †	2,231,532
1,225,000	3.92% (ICE LIBOR USD 3 Month+1.14%), 09/13/21	1,237,708
400,000	Mizuho Financial Group, Inc. 144A 4.27% (ICE LIBOR USD 3 Month+1.48%), 04/12/21	404,953
	Sumitomo Mitsui Banking Corp.
400,000	3.09% (ICE LIBOR USD 3 Month+.31%), 10/18/19	399,806
1,175,000	3.12% (ICE LIBOR USD 3 Month+.35%), 01/17/20	1,177,027
1,250,000	3.15% (ICE LIBOR USD 3 Month+.37%), 10/16/20	1,248,921
	Sumitomo Mitsui Financial Group, Inc.
1,700,000	3.51% (ICE LIBOR USD 3 Month+.74%), 01/17/23	1,691,767
1,750,000	3.52% (ICE LIBOR USD 3 Month+.74%), 10/18/22	1,742,073
1,675,000	3.57% (ICE LIBOR USD 3 Month+.78%), 07/12/22	1,672,985
2,925,000	3.58% (ICE LIBOR USD 3 Month+.80%), 10/16/23	2,905,990
1,650,000	3.62% (ICE LIBOR USD 3 Month+.86%), 07/19/23	1,646,919
625,000	3.90% (ICE LIBOR USD 3 Month+1.11%), 07/14/21	631,991
690,000	3.90% (ICE LIBOR USD 3 Month+1.14%), 10/19/21	697,913
300,000	Sumitomo Mitsui Trust Bank Ltd. 144A 3.69% (ICE LIBOR USD 3 Month+.91%), 10/18/19	301,183
		45,307,585
Luxembourg: 0.1%
575,000	Allergan Funding SCS 4.03% (ICE LIBOR USD 3 Month+1.25%), 03/12/20	579,512
Mexico: 0.5%
3,185,000	Petroleos Mexicanos 6.42% (ICE LIBOR USD 3 Month+3.65%), 03/11/22	3,221,628
Netherlands: 3.1%
	ABN AMRO Bank NV 144A
920,000	3.17% (ICE LIBOR USD 3 Month+.41%), 01/19/21	917,930
1,350,000	3.26% (ICE LIBOR USD 3 Month+.57%), 08/27/21	1,348,367
1,350,000	BNG Bank NV 144A 2.90% (ICE LIBOR USD 3 Month+.10%), 07/14/20	1,351,960
	Cooperatieve Rabobank UA
1,000,000	3.19% (ICE LIBOR USD 3 Month+.43%), 04/26/21	1,001,109
1,800,000	3.61% (ICE LIBOR USD 3 Month+.83%), 01/10/22	1,812,170
	ING Groep NV
1,750,000	3.80% (ICE LIBOR USD 3 Month+1.00%), 10/02/23	1,729,007
3,550,000	3.95% (ICE LIBOR USD 3 Month+1.15%), 03/29/22	3,560,329
500,000	Mondelez International Holdings Netherlands BV 144A 3.37% (ICE LIBOR USD 3 Month+.61%), 10/28/19	500,680
	Nederlandse Waterschapsbank NV 144A
1,000,000	2.62% (ICE LIBOR USD 3 Month+.02%), 08/09/19	1,000,110
1,000,000	2.72% (ICE LIBOR USD 3 Month+.03%), 02/24/20	1,000,176
	Shell International Finance BV
720,000	3.07% (ICE LIBOR USD 3 Month+.45%), 05/11/20	723,910
416,000	3.13% (ICE LIBOR USD 3 Month+.35%), 09/12/19	416,910
	Siemens Financieringsmaatschappij NV 144A
625,000	3.13% (ICE LIBOR USD 3 Month+.34%), 03/16/20	625,540
3,050,000	3.40% (ICE LIBOR USD 3 Month+.61%), 03/16/22	3,054,856
		19,043,054
New Zealand: 0.3%
1,670,000	ASB Bank Ltd. 144A 3.75% (ICE LIBOR USD 3 Month+.97%), 06/14/23	1,674,640
Norway: 0.1%
650,000	DNB Bank ASA 144A 3.17% (ICE LIBOR USD 3 Month+.37%), 10/02/20	650,508
Singapore: 0.7%
1,750,000	BOC Aviation Ltd. 144A 3.95% (ICE LIBOR USD 3 Month+1.12%), 08/26/23 (c)	1,748,633
	DBS Group Holdings Ltd. 144A
950,000	3.26% (ICE LIBOR USD 3 Month+.49%), 06/08/20	950,819
900,000	3.39% (ICE LIBOR USD 3 Month+.62%), 07/25/22	903,540
700,000	United Overseas Bank Ltd. 144A 3.25% (ICE LIBOR USD 3 Month+.48%), 04/23/21	699,252
		4,302,244
South Korea: 0.1%
400,000	KEB Hana Bank 144A 3.52% (ICE LIBOR USD 3 Month+.72%), 04/05/20	400,518
Spain: 0.8%
	Banco Santander SA
1,770,000	3.77% (ICE LIBOR USD 3 Month+1.09%), 02/23/23	1,742,456
1,750,000	3.92% (ICE LIBOR USD 3 Month+1.12%), 04/12/23	1,729,104
1,650,000	4.36% (ICE LIBOR USD 3 Month+1.56%), 04/11/22	1,658,015
		5,129,575
Sweden: 1.0%
	Skandinaviska Enskilda Banken AB 144A
1,450,000	3.07% (ICE LIBOR USD 3 Month+.43%), 05/17/21	1,446,753
325,000	3.35% (ICE LIBOR USD 3 Month+.57%), 09/13/19	325,977
	Svenska Handelsbanken AB
400,000	3.13% (ICE LIBOR USD 3 Month+.36%), 09/08/20	400,246
1,575,000	3.16% (ICE LIBOR USD 3 Month+.47%), 05/24/21	1,577,485
400,000	3.23% (ICE LIBOR USD 3 Month+.49%), 09/06/19	400,890
1,750,000	Swedbank AB 144A 3.48% (ICE LIBOR USD 3 Month+.70%), 03/14/22	1,752,501
		5,903,852
Switzerland: 2.9%
	Credit Suisse Group AG 144A
1,700,000	3.98% (ICE LIBOR USD 3 Month+1.20%), 12/14/22 (c)	1,684,768
2,575,000	4.02% (ICE LIBOR USD 3 Month+1.24%), 06/12/23 (c)	2,550,882
250,000	UBS AG 3.25% (ICE LIBOR USD 3 Month+.64%), 08/14/19	250,552
	UBS AG 144A
1,247,000	3.22% (ICE LIBOR USD 3 Month+.48%), 11/01/20 (c)	1,246,118
1,425,000	3.35% (ICE LIBOR USD 3 Month+.58%), 05/08/20 (c)	1,429,217
1,740,000	UBS Group Funding Jersey Ltd. 144A 4.27% (ICE LIBOR USD 3 Month+1.53%), 02/01/22	1,766,938
	UBS Group Funding Switzerland AG 144A
4,250,000	3.57% (ICE LIBOR USD 3 Month+.95%), 08/15/22 (c)	4,206,653
3,370,000	3.87% (ICE LIBOR USD 3 Month+1.22%), 05/23/22 (c)	3,371,877
1,180,000	4.58% (ICE LIBOR USD 3 Month+1.78%), 04/14/21	1,205,286
		17,712,291
United Kingdom: 6.4%
	Barclays Plc
1,250,000	3.26% (ICE LIBOR USD 3 Month+.46%), 12/11/20 (c)	1,233,336
1,600,000	4.05% (ICE LIBOR USD 3 Month+1.43%), 02/15/22 (c)	1,564,697
2,650,000	4.41% (ICE LIBOR USD 3 Month+1.62%), 01/10/22 (c)	2,617,073
1,280,000	4.73% (ICE LIBOR USD 3 Month+2.11%), 08/10/21	1,302,627
1,297,000	Credit Suisse Group Funding Guernsey Ltd. 5.07% (ICE LIBOR USD 3 Month+2.29%), 04/16/21	1,337,608
400,000	Diageo Capital Plc 2.88% (ICE LIBOR USD 3 Month+.24%), 05/18/20	399,552
1,050,000	GlaxoSmithKline Capital Plc 2.96% (ICE LIBOR USD 3 Month+.35%), 05/14/21	1,047,296
	HSBC Holdings Plc
2,500,000	3.24% (ICE LIBOR USD 3 Month+.60%), 05/18/20 (c)	2,496,563
6,705,000	3.64% (ICE LIBOR USD 3 Month+1.00%), 05/18/23 (c)	6,652,032
4,288,000	4.30% (ICE LIBOR USD 3 Month+1.50%), 01/05/22	4,381,652
1,200,000	4.35% (ICE LIBOR USD 3 Month+1.66%), 05/25/21	1,225,650
1,261,000	5.01% (ICE LIBOR USD 3 Month+2.24%), 03/08/21	1,302,604
1,300,000	Lloyds Bank Plc 3.08% (ICE LIBOR USD 3 Month+.49%), 05/07/21	1,293,023
2,705,000	Reckitt Benckiser Treasury Services Plc 144A 3.38% (ICE LIBOR USD 3 Month+.56%), 06/24/22	2,670,452
5,165,000	Royal Bank of Scotland Group Plc 4.09% (ICE LIBOR USD 3 Month+1.47%), 05/15/22 (c)	5,068,389
	Standard Chartered Plc 144A
500,000	3.77% (ICE LIBOR USD 3 Month+1.13%), 08/19/19	502,655
175,000	3.91% (ICE LIBOR USD 3 Month+1.15%), 01/20/22 (c)	173,484
3,515,000	Vodafone Group Plc 3.77% (ICE LIBOR USD 3 Month+.99%), 01/16/24	3,477,958
		38,746,651
United States: 64.2%
	American Express Co.
555,000	3.08% (ICE LIBOR USD 3 Month+.33%), 09/29/20 (c)	554,499
1,000,000	3.17% (ICE LIBOR USD 3 Month+.53%), 04/17/21 (c)	999,409
3,450,000	3.19% (ICE LIBOR USD 3 Month+.60%), 10/05/21 (c)	3,458,270
1,675,000	3.49% (ICE LIBOR USD 3 Month+.75%), 07/03/23 (c)	1,656,063
363,000	American Express Credit Corp. 3.83% (ICE LIBOR USD 3 Month+1.05%), 08/14/20 (c)	366,850
	American Honda Finance Corp.
350,000	2.80% (ICE LIBOR USD 3 Month+.15%), 02/21/20	350,177
350,000	2.95% (ICE LIBOR USD 3 Month+.34%), 02/14/20	350,585
450,000	3.05% (ICE LIBOR USD 3 Month+.26%), 06/16/20	449,907
730,000	Anheuser-Busch InBev Finance, Inc. 4.00% (ICE LIBOR USD 3 Month+1.26%), 02/01/21	733,697
1,771,000	Anheuser-Busch InBev Worldwide, Inc. 3.54% (ICE LIBOR USD 3 Month+.74%), 01/12/24	1,727,776
	Apple, Inc.
350,000	2.68% (ICE LIBOR USD 3 Month+.07%), 05/11/20	349,991
350,000	2.79% (ICE LIBOR USD 3 Month+.20%), 02/07/20	350,565
350,000	2.85% (ICE LIBOR USD 3 Month+.25%), 02/07/20	350,577
335,000	2.92% (ICE LIBOR USD 3 Month+.30%), 05/06/20	335,761
2,558,000	2.96% (ICE LIBOR USD 3 Month+.35%), 05/11/22	2,562,823
3,422,000	3.10% (ICE LIBOR USD 3 Month+.50%), 02/09/22	3,443,243
660,000	3.81% (ICE LIBOR USD 3 Month+1.13%), 02/23/21	672,898
	AT&T, Inc.
525,000	3.44% (ICE LIBOR USD 3 Month+.65%), 01/15/20	527,154
1,875,000	3.49% (ICE LIBOR USD 3 Month+.75%), 06/01/21	1,875,124
331,000	3.73% (ICE LIBOR USD 3 Month+.93%), 06/30/20	333,802
1,875,000	3.74% (ICE LIBOR USD 3 Month+.95%), 07/15/21	1,883,315
12,500,000	3.96% (ICE LIBOR USD 3 Month+1.18%), 06/12/24	12,384,828
2,040,000	Athene Global Funding 144A 4.04% (ICE LIBOR USD 3 Month+1.23%), 07/01/22	2,041,952
180,000	Aviation Capital Group LLC 144A 3.69% (ICE LIBOR USD 3 Month+.95%), 06/01/21	179,091
	Bank of America Corp.
1,750,000	3.15% (ICE LIBOR USD 3 Month+.38%), 01/23/21 (c)	1,736,554
5,125,000	3.35% (ICE LIBOR USD 3 Month+.77%), 02/05/25 (c)	4,955,521
1,300,000	3.42% (ICE LIBOR USD 3 Month+.66%), 07/21/20 (c)	1,304,972
775,000	3.45% (ICE LIBOR USD 3 Month+.65%), 10/01/20 (c)	777,541
1,975,000	3.47% (ICE LIBOR USD 3 Month+.65%), 06/25/21 (c)	1,976,093
5,125,000	3.54% (ICE LIBOR USD 3 Month+.79%), 03/05/23 (c)	5,077,274
1,775,000	3.73% (ICE LIBOR USD 3 Month+.96%), 07/23/23 (c)	1,769,527
5,125,000	3.78% (ICE LIBOR USD 3 Month+1.00%), 04/24/22 (c)	5,139,275
2,538,000	3.92% (ICE LIBOR USD 3 Month+1.16%), 01/20/22 (c)	2,559,064
1,750,000	3.94% (ICE LIBOR USD 3 Month+1.18%), 10/21/21 (c)	1,771,052
675,000	4.18% (ICE LIBOR USD 3 Month+1.42%), 04/19/21	690,533
1,225,000	Bank of America NA 2.96% (ICE LIBOR USD 3 Month+.25%), 08/28/19 (c)	1,225,350
1,037,000	Bank of New York Mellon
	3.04% (ICE LIBOR USD 3 Month+.30%), 12/04/19 (c)	1,038,149
	BAT Capital Corp.
775,000	3.20% (ICE LIBOR USD 3 Month+.59%), 08/14/20	767,837
2,650,000	3.50% (ICE LIBOR USD 3 Month+.88%), 07/15/22 (c)	2,604,837
	Bayer US Finance II LLC 144A
1,700,000	3.45% (ICE LIBOR USD 3 Month+.63%), 05/25/21 (c)	1,682,685
4,245,000	3.80% (ICE LIBOR USD 3 Month+1.01%), 11/15/23 (c)	4,149,534
565,000	BB&T Corp. 3.36% (ICE LIBOR USD 3 Month+.57%), 06/15/20	567,147
	BMW US Capital LLC 144A
600,000	2.98% (ICE LIBOR USD 3 Month+.37%), 08/14/20	597,488
925,000	3.12% (ICE LIBOR USD 3 Month+.50%), 08/13/21	920,891
600,000	3.18% (ICE LIBOR USD 3 Month+.38%), 04/06/20	599,605
900,000	3.21% (ICE LIBOR USD 3 Month+.41%), 04/12/21	895,485
499,000	Branch Banking & Trust Co. 3.24% (ICE LIBOR USD 3 Month+.45%), 12/15/19 (c)	500,308
442,000	Campbell Soup Co. 3.29% (ICE LIBOR USD 3 Month+.50%), 03/16/20	439,695
315,000	Capital One Financial Corp. 3.38% (ICE LIBOR USD 3 Month+.76%), 04/12/20 (c)	316,128
1,665,000	Capital One NA 3.90% (ICE LIBOR USD 3 Month+1.15%), 01/30/22 (c)	1,662,303
	Caterpillar Financial Services Corp.
400,000	2.80% (ICE LIBOR USD 3 Month+.18%), 05/15/20	400,024
1,525,000	3.02% (ICE LIBOR USD 3 Month+.23%), 03/15/21	1,517,094
416,000	3.29% (ICE LIBOR USD 3 Month+.51%), 01/10/20	417,558
400,000	Cisco Systems, Inc. 3.13% (ICE LIBOR USD 3 Month+.34%), 09/20/19	400,840
	Citibank NA
1,575,000	2.97% (ICE LIBOR USD 3 Month+.35%), 01/12/21 (c)	1,575,063
1,125,000	3.06% (ICE LIBOR USD 3 Month+.32%), 04/01/20 (c)	1,124,929
800,000	3.06% (ICE LIBOR USD 3 Month+.26%), 09/18/19	801,142
850,000	3.06% (ICE LIBOR USD 3 Month+.30%), 10/20/20	849,593
415,000	3.28% (ICE LIBOR USD 3 Month+.50%), 06/12/20	415,511
800,000	3.34% (ICE LIBOR USD 3 Month+.57%), 06/23/21 (c)	799,979
	Citigroup, Inc.
1,780,000	3.24% (ICE LIBOR USD 3 Month+.55%), 08/25/36	1,355,340
800,000	3.57% (ICE LIBOR USD 3 Month+.79%), 12/10/19 (c)	803,861
2,575,000	3.73% (ICE LIBOR USD 3 Month+.95%), 07/24/22 (c)	2,563,895
3,863,000	3.73% (ICE LIBOR USD 3 Month+.96%), 03/25/22 (c)	3,879,693
5,063,000	3.74% (ICE LIBOR USD 3 Month+1.10%), 05/17/23 (c)	5,062,039
3,325,000	3.76% (ICE LIBOR USD 3 Month+1.02%), 06/01/23 (c)	3,303,871
2,520,000	3.84% (ICE LIBOR USD 3 Month+1.07%), 11/08/21 (c)	2,549,982
972,000	3.93% (ICE LIBOR USD 3 Month+1.19%), 08/02/21	985,425
2,175,000	4.05% (ICE LIBOR USD 3 Month+1.25%), 07/01/25 (c)	2,178,921
6,705,000	4.17% (ICE LIBOR USD 3 Month+1.43%), 09/01/22 (c)	6,804,479
1,250,000	4.18% (ICE LIBOR USD 3 Month+1.38%), 03/30/21	1,272,995
	Comcast Corp.
1,600,000	3.13% (ICE LIBOR USD 3 Month+.33%), 10/01/20	1,602,103
1,257,000	3.24% (ICE LIBOR USD 3 Month+.44%), 10/01/21	1,258,472
1,750,000	3.42% (ICE LIBOR USD 3 Month+.63%), 04/15/24	1,726,570
	Conagra Brands, Inc.
531,000	3.30% (ICE LIBOR USD 3 Month+.50%), 10/09/20	526,742
650,000	3.51% (ICE LIBOR USD 3 Month+.75%), 10/22/19 (c)	646,936
1,800,000	ConocoPhillips Co. 3.52% (ICE LIBOR USD 3 Month+.90%), 05/15/22	1,819,969
1,000,000	Consolidated Edison Co of New York, Inc. 3.22% (ICE LIBOR USD 3 Month+.40%), 06/25/21	998,505
2,350,000	Constellation Brands, Inc. 3.21% (ICE LIBOR USD 3 Month+.70%), 10/30/19 (c)	2,342,488
	CVS Health Corp.
800,000	3.40% (ICE LIBOR USD 3 Month+.63%), 03/09/20	801,787
1,340,000	3.49% (ICE LIBOR USD 3 Month+.72%), 03/09/21	1,341,974
	Daimler Finance North America LLC 144A
1,000,000	3.13% (ICE LIBOR USD 3 Month+.45%), 02/22/21	992,369
1,075,000	3.25% (ICE LIBOR USD 3 Month+.67%), 11/05/21	1,071,668
1,185,000	3.29% (ICE LIBOR USD 3 Month+.55%), 05/04/21	1,177,830
601,000	Dollar Tree, Inc. 3.47% (ICE LIBOR USD 3 Month+.70%), 04/17/19 (c)	598,855
750,000	Dominion Energy Gas Holdings LLC 3.39% (ICE LIBOR USD 3 Month+.60%), 06/15/21	745,648
400,000	Duke Energy Corp. 144A 3.11% (ICE LIBOR USD 3 Month+.50%), 05/14/21	399,237
633,000	EI du Pont de Nemours & Co. 3.27% (ICE LIBOR USD 3 Month+.53%), 05/01/20	634,904
650,000	EQT Corp. 3.57% (ICE LIBOR USD 3 Month+.77%), 02/19/19 (c)	639,363
1,820,000	Exxon Mobil Corp. 3.11% (ICE LIBOR USD 3 Month+.37%), 03/06/22	1,828,539
	Ford Motor Credit Co. LLC
650,000	3.61% (ICE LIBOR USD 3 Month+.81%), 04/05/21	629,300
950,000	3.68% (ICE LIBOR USD 3 Month+.88%), 10/12/21	908,355
400,000	3.75% (ICE LIBOR USD 3 Month+.93%), 09/24/20	393,872
887,000	3.80% (ICE LIBOR USD 3 Month+1.00%), 01/09/20	883,513
2,325,000	3.82% (ICE LIBOR USD 3 Month+1.08%), 08/03/22	2,186,268
2,050,000	3.85% (ICE LIBOR USD 3 Month+1.24%), 02/15/23	1,895,718
	General Dynamics Corp.
400,000	2.91% (ICE LIBOR USD 3 Month+.29%), 05/11/20	400,679
600,000	3.00% (ICE LIBOR USD 3 Month+.38%), 05/11/21	600,617
	General Electric Capital Corp.
2,132,000	2.96% (ICE LIBOR USD 3 Month+.38%), 05/05/26	1,859,280
2,748,000	3.79% (ICE LIBOR USD 3 Month+1.00%), 03/15/23	2,596,679
1,181,000	General Mills, Inc. 3.32% (ICE LIBOR USD 3 Month+.54%), 04/16/21	1,172,282
325,000	General Motors Co. 3.39% (ICE LIBOR USD 3 Month+.80%), 08/07/20	322,635
	General Motors Financial Co., Inc.
650,000	3.65% (ICE LIBOR USD 3 Month+.85%), 04/09/21	641,641
1,085,000	3.73% (ICE LIBOR USD 3 Month+.93%), 04/13/20	1,081,141
1,750,000	4.11% (ICE LIBOR USD 3 Month+1.31%), 06/30/22	1,710,203
1,740,000	4.35% (ICE LIBOR USD 3 Month+1.55%), 01/14/22	1,717,035
456,000	Gilead Sciences, Inc. 3.04% (ICE LIBOR USD 3 Month+.25%), 09/20/19	456,021
	Goldman Sachs Group, Inc.
8,764,000	3.43% (ICE LIBOR USD 3 Month+.75%), 02/23/23	8,669,353
3,892,000	3.52% (ICE LIBOR USD 3 Month+.78%), 10/31/21 (c)	3,858,676
1,000,000	3.55% (ICE LIBOR USD 3 Month+.73%), 12/27/19 (c)	1,001,935
620,000	3.58% (ICE LIBOR USD 3 Month+.80%), 12/13/19	621,546
2,507,000	3.78% (ICE LIBOR USD 3 Month+1.00%), 07/24/22 (c)	2,488,203
4,175,000	3.79% (ICE LIBOR USD 3 Month+1.17%), 11/15/20 (c)	4,204,689
5,083,000	3.79% (ICE LIBOR USD 3 Month+1.17%), 05/15/25 (c)	4,969,785
250,000	3.79% (ICE LIBOR USD 3 Month+1.02%), 10/23/19	250,990
2,486,000	3.80% (ICE LIBOR USD 3 Month+1.05%), 06/05/22 (c)	2,474,758
5,665,000	3.87% (ICE LIBOR USD 3 Month+1.11%), 04/26/21 (c)	5,688,044
950,000	3.93% (ICE LIBOR USD 3 Month+1.16%), 03/23/20 (c)	956,419
850,000	3.99% (ICE LIBOR USD 3 Month+1.20%), 08/15/20 (c)	858,514
1,300,000	4.13% (ICE LIBOR USD 3 Month+1.36%), 03/23/21 (c)	1,320,933
6,169,000	4.31% (ICE LIBOR USD 3 Month+1.60%), 11/29/23 †	6,277,585
670,000	4.46% (ICE LIBOR USD 3 Month+1.77%), 02/25/21	686,300
3,395,000	4.51% (ICE LIBOR USD 3 Month+1.75%), 10/28/26 (c)	3,409,820
	Halfmoon Parent, Inc. 144A
775,000	3.14% (ICE LIBOR USD 3 Month+.35%), 03/17/20	773,784
1,075,000	3.44% (ICE LIBOR USD 3 Month+.65%), 09/17/19 (c)	1,068,899
2,500,000	3.68% (ICE LIBOR USD 3 Month+.89%), 06/15/23 (c)	2,469,238
1,810,000	Hartford Financial Services Group, Inc. 144A 4.74% (ICE LIBOR USD 3 Month+2.12%), 03/04/19 (c)	1,550,220
1,150,000	Hewlett Packard Enterprise Co. 3.52% (ICE LIBOR USD 3 Month+.72%), 09/20/19 (c)	1,142,187
390,000	Home Depot, Inc. 2.90% (ICE LIBOR USD 3 Month+.15%), 06/05/20	389,978
800,000	Hyundai Capital America 144A 3.74% (ICE LIBOR USD 3 Month+.94%), 07/08/21	795,444
	IBM Credit LLC
484,000	2.89% (ICE LIBOR USD 3 Month+.15%), 09/06/19	483,955
750,000	3.02% (ICE LIBOR USD 3 Month+.26%), 01/20/21	749,045
900,000	3.18% (ICE LIBOR USD 3 Month+.47%), 11/30/20	903,037
	Intel Corp.
575,000	2.70% (ICE LIBOR USD 3 Month+.08%), 05/11/20	575,107
2,725,000	2.97% (ICE LIBOR USD 3 Month+.35%), 05/11/22	2,727,139
	International Business Machines Corp.
350,000	2.99% (ICE LIBOR USD 3 Month+.23%), 01/27/20	350,322
3,835,000	3.17% (ICE LIBOR USD 3 Month+.58%), 11/06/21 †	3,829,576
	Jackson National Life Global Funding 144A
700,000	3.09% (ICE LIBOR USD 3 Month+.30%), 10/15/20	697,879
950,000	3.25% (ICE LIBOR USD 3 Month+.48%), 06/11/21	947,323
	John Deere Capital Corp.
500,000	2.98% (ICE LIBOR USD 3 Month+.18%), 01/07/20	500,432
842,000	3.02% (ICE LIBOR USD 3 Month+.24%), 03/12/21	841,078
	JPMorgan Chase & Co.
2,125,000	3.32% (ICE LIBOR USD 3 Month+.55%), 03/09/20 (c)	2,128,968
2,803,000	3.41% (ICE LIBOR USD 3 Month+.61%), 06/18/21 (c)	2,792,844
1,300,000	3.42% (ICE LIBOR USD 3 Month+.68%), 06/01/20 (c)	1,303,628
1,675,000	3.50% (ICE LIBOR USD 3 Month+.73%), 04/23/23 (c)	1,655,611
2,090,000	3.62% (ICE LIBOR USD 3 Month+1.00%), 03/04/19 (c)	1,642,792
1,800,000	3.63% (ICE LIBOR USD 3 Month+.85%), 01/10/24 (c)	1,763,140
3,385,000	3.66% (ICE LIBOR USD 3 Month+.89%), 07/23/23 (c)	3,365,582
4,300,000	3.67% (ICE LIBOR USD 3 Month+.90%), 04/25/22 (c)	4,289,411
719,000	3.73% (ICE LIBOR USD 3 Month+.95%), 01/23/20	724,638
1,775,000	3.79% (ICE LIBOR USD 3 Month+1.00%), 01/15/22 (c)	1,782,865
1,000,000	3.87% (ICE LIBOR USD 3 Month+1.10%), 05/07/21 (c)	1,013,411
650,000	3.96% (ICE LIBOR USD 3 Month+1.21%), 09/29/20 (c)	658,443
6,713,000	4.01% (ICE LIBOR USD 3 Month+1.23%), 10/24/22 (c)	6,799,521
985,000	4.22% (ICE LIBOR USD 3 Month+1.48%), 02/01/21 (c)	1,005,449
	JPMorgan Chase Bank NA
1,293,000	2.87% (ICE LIBOR USD 3 Month+.25%), 02/13/19 (c)	1,293,126
950,000	2.97% (ICE LIBOR USD 3 Month+.23%), 09/01/19 (c)	950,377
1,350,000	3.03% (ICE LIBOR USD 3 Month+.29%), 02/01/20 (c)	1,348,803
1,600,000	3.10% (ICE LIBOR USD 3 Month+.34%), 04/26/20 (c)	1,598,831
390,000	3.41% (ICE LIBOR USD 3 Month+.59%), 08/23/19 (c)	390,964
	Kraft Heinz Foods Co.
831,000	3.19% (ICE LIBOR USD 3 Month+.57%), 02/10/21	824,693
1,775,000	3.44% (ICE LIBOR USD 3 Month+.82%), 08/10/22	1,748,014
600,000	Marriott International, Inc. 3.23% (ICE LIBOR USD 3 Month+.60%), 12/01/20	598,782
750,000	McDonald’s Corp. 3.19% (ICE LIBOR USD 3 Month+.43%), 10/28/21	746,190
400,000	Medtronic, Inc. 3.59% (ICE LIBOR USD 3 Month+.80%), 03/15/20	402,974
513,000	Merck & Co., Inc. 2.99% (ICE LIBOR USD 3 Month+.38%), 02/10/20	514,779
	Metropolitan Life Global Funding I 144A
840,000	3.02% (ICE LIBOR USD 3 Month+.22%), 09/19/19	840,680
1,270,000	3.03% (ICE LIBOR USD 3 Month+.23%), 01/08/21	1,267,599
	Morgan Stanley
2,500,000	3.17% (ICE LIBOR USD 3 Month+.55%), 02/10/20 (c)	2,500,898
2,180,000	3.41% (ICE LIBOR USD 3 Month+.80%), 02/14/19 (c)	2,180,009
6,272,000	3.69% (ICE LIBOR USD 3 Month+.93%), 07/22/21 (c)	6,286,593
6,180,000	3.81% (ICE LIBOR USD 3 Month+1.22%), 05/08/23 (c)	6,205,904
428,000	3.90% (ICE LIBOR USD 3 Month+1.14%), 01/27/20	431,181
10,335,000	3.94% (ICE LIBOR USD 3 Month+1.18%), 01/20/21 (c)	10,424,449
1,279,000	4.16% (ICE LIBOR USD 3 Month+1.40%), 04/21/21	1,301,742
8,647,000	4.18% (ICE LIBOR USD 3 Month+1.40%), 10/24/22 (c)	8,761,984
1,900,000	NBCUniversal Enterprise, Inc. 144A 3.20% (ICE LIBOR USD 3 Month+.40%), 04/01/21	1,902,341
	New York Life Global Funding 144A
400,000	2.86% (ICE LIBOR USD 3 Month+.10%), 01/21/20	400,045
857,000	2.96% (ICE LIBOR USD 3 Month+.16%), 10/01/20	857,392
	NextEra Energy Capital Holdings, Inc.
675,000	3.05% (ICE LIBOR USD 3 Month+.32%), 09/03/19	673,372
500,000	3.11% (ICE LIBOR USD 3 Month+.40%), 08/28/19 (c)	498,008
	Nissan Motor Acceptance Corp. 144A
425,000	3.30% (ICE LIBOR USD 3 Month+.52%), 09/13/19	424,902
1,775,000	3.69% (ICE LIBOR USD 3 Month+.89%), 01/13/22	1,753,243
585,000	Oracle Corp. 3.31% (ICE LIBOR USD 3 Month+.51%), 10/08/19 †	587,005
650,000	Phillips 66 3.29% (ICE LIBOR USD 3 Month+.60%), 03/01/19 (c)	648,703
	PNC Bank NA
375,000	3.00% (ICE LIBOR USD 3 Month+.36%), 05/19/20	375,544
1,735,000	3.26% (ICE LIBOR USD 3 Month+.50%), 07/27/22	1,727,334
1,800,000	QUALCOMM, Inc. 3.48% (ICE LIBOR USD 3 Month+.73%), 01/30/23	1,785,037
625,000	Regions Bank 3.12% (ICE LIBOR USD 3 Month+.50%), 08/13/20 (c)	619,067
390,000	Roche Holdings, Inc. 144A 3.14% (ICE LIBOR USD 3 Month+.34%), 09/30/19	390,749
	Sempra Energy
1,150,000	3.24% (ICE LIBOR USD 3 Month+.45%), 03/15/21	1,133,206
925,000	3.29% (ICE LIBOR USD 3 Month+.50%), 03/04/19 (c)	913,370
500,000	Southern Co. 144A 3.10% (ICE LIBOR USD 3 Month+.49%), 02/14/19 (c)	500,000
600,000	Southern Power Co. 144A 3.34% (ICE LIBOR USD 3 Month+.55%), 03/04/19 (c)	596,568
386,000	State Street Corp. 3.54% (ICE LIBOR USD 3 Month+.90%), 08/18/20	388,525
450,000	Synchrony Bank 3.43% (ICE LIBOR USD 3 Month+.62%), 03/30/20	446,705
304,000	TD Ameritrade Holding Corp. 3.17% (ICE LIBOR USD 3 Month+.43%), 10/01/21 (c)	304,561
815,000	The Charles Schwab Corp. 2.97% (ICE LIBOR USD 3 Month+.32%), 04/21/21 (c)	813,509
	Toyota Motor Credit Corp.
600,000	2.75% (ICE LIBOR USD 3 Month+.14%), 11/14/19	600,145
950,000	2.97% (ICE LIBOR USD 3 Month+.17%), 09/18/20	950,062
350,000	3.03% (ICE LIBOR USD 3 Month+.24%), 07/15/20	350,270
450,000	3.03% (ICE LIBOR USD 3 Month+.26%), 04/17/20	450,653
900,000	3.08% (ICE LIBOR USD 3 Month+.28%), 04/13/21	899,547
350,000	3.15% (ICE LIBOR USD 3 Month+.37%), 03/12/20	350,866
315,000	3.22% (ICE LIBOR USD 3 Month+.44%), 10/18/19	315,886
2,107,000	3.25% (ICE LIBOR USD 3 Month+.48%), 09/08/22	2,104,020
1,709,000	United Parcel Service, Inc. 3.25% (ICE LIBOR USD 3 Month+.45%), 04/01/23	1,710,475
1,050,000	United Technologies Corp. 3.28% (ICE LIBOR USD 3 Month+.65%), 08/16/19 (c)	1,050,098
	US Bank NA
453,000	2.90% (ICE LIBOR USD 3 Month+.12%), 12/17/19 (c)	453,297
950,000	3.03% (ICE LIBOR USD 3 Month+.25%), 06/24/20 (c)	950,608
1,650,000	3.08% (ICE LIBOR USD 3 Month+.32%), 03/26/21 (c)	1,650,199
	Verizon Communications, Inc.
810,000	3.20% (ICE LIBOR USD 3 Month+.55%), 05/22/20	813,011
5,998,000	3.72% (ICE LIBOR USD 3 Month+1.10%), 03/15/25 (c)	5,959,537
4,440,000	3.79% (ICE LIBOR USD 3 Month+1.00%), 03/16/22	4,486,317
	Volkswagen Group of America Finance LLC 144A
1,500,000	3.39% (ICE LIBOR USD 3 Month+.77%), 11/13/20	1,499,852
2,600,000	3.56% (ICE LIBOR USD 3 Month+.94%), 11/12/21	2,597,668
675,000	Vulcan Materials Co. 3.39% (ICE LIBOR USD 3 Month+.65%), 03/01/21	670,966
725,000	Wabtec Corp. 3.84% (ICE LIBOR USD 3 Month+1.05%), 09/15/19 (c)	725,082
	Walmart, Inc.
500,000	2.86% (ICE LIBOR USD 3 Month+.04%), 06/23/20	499,978
1,025,000	3.05% (ICE LIBOR USD 3 Month+.23%), 06/23/21	1,027,750
	Walt Disney Co.
381,000	2.94% (ICE LIBOR USD 3 Month+.19%), 06/05/20	381,044
1,840,000	3.13% (ICE LIBOR USD 3 Month+.39%), 03/04/22	1,839,970
	Wells Fargo & Co.
350,000	3.43% (ICE LIBOR USD 3 Month+.68%), 01/30/20	351,829
6,800,000	3.55% (ICE LIBOR USD 3 Month+.93%), 02/11/21 (c)	6,821,000
600,000	3.64% (ICE LIBOR USD 3 Month+.88%), 07/22/20	603,116
1,498,000	3.79% (ICE LIBOR USD 3 Month+1.02%), 07/26/21	1,516,624
4,275,000	3.89% (ICE LIBOR USD 3 Month+1.11%), 01/24/22 (c)	4,303,077
6,675,000	3.97% (ICE LIBOR USD 3 Month+1.23%), 10/31/22 (c)	6,748,677
1,569,000	4.08% (ICE LIBOR USD 3 Month+1.34%), 03/04/21	1,596,894
	Wells Fargo Bank NA
800,000	3.02% (ICE LIBOR USD 3 Month+.23%), 01/15/20	800,352
775,000	3.10% (ICE LIBOR USD 3 Month+.31%), 01/15/21	773,699
1,250,000	3.27% (ICE LIBOR USD 3 Month+.51%), 09/21/21 (c)	1,249,612
1,425,000	3.27% (ICE LIBOR USD 3 Month+.50%), 07/23/20 (c)	1,424,591
800,000	3.39% (ICE LIBOR USD 3 Month+.65%), 12/06/19	804,240
		390,481,903
Total Floating Rate Notes (Cost: $609,216,563)		604,087,508

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $1,077,160)
1,077,160	Dreyfus Government Cash Management Fund - Institutional Shares	1,077,160
Total Investments Before Collateral for Securities Loaned: 99.6% (Cost: $610,293,723)		605,164,668

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0%
Repurchase Agreements: 1.0%
$1,509,052	Repurchase agreement dated 1/31/19 with Citigroup Global Markets, Inc., 2.57%, due 2/1/19, proceeds $1,509,160; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 3/31/19 to 2/1/49, valued at $1,539,233 including accrued interest)	1,509,052
1,509,052	Repurchase agreement dated 1/31/19 with Daiwa Capital Markets America, Inc., 2.57%, due 2/1/19, proceeds $1,509,160; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 2/7/19 to 9/9/49, valued at $1,539,233 including accrued interest)	1,509,052
317,271	Repurchase agreement dated 1/31/19 with Deutsche Bank Securities, Inc., 2.56%, due 2/1/19, proceeds $317,294; (collateralized by various U.S. government and agency obligations, 2.63% , due 12/15/21, valued at $323,617 including accrued interest)	317,271
1,509,052	Repurchase agreement dated 1/31/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.57%, due 2/1/19, proceeds $1,509,160; (collateralized by various U.S. government and agency obligations, 2.00% to 10.50%, due 2/15/19 to 1/1/49, valued at $1,539,233 including accrued interest)	1,509,052
1,509,052	Repurchase agreement dated 1/31/19 with Mizuho Securities USA, Inc., 2.57%, due 2/1/19, proceeds $1,509,160; (collateralized by various U.S. government and agency obligations, 0.00% to 3.50%, due 4/18/19 to 2/1/48, valued at $1,539,233 including accrued interest)	1,509,052
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $6,353,479)		6,353,479
Total Investments: 100.6% (Cost: $616,647,202)		611,518,147
Liabilities in excess of other assets: (0.6)%		(3,742,476)
NET ASSETS: 100.0%		$607,775,671

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $6,161,488.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $107,592,663, or 17.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	0.1%	$634,904
Communications	7.0	42,660,945
Consumer, Cyclical	6.4	38,873,538
Consumer, Non-cyclical	5.1	30,641,152
Energy	1.7	10,562,303
Financial	72.8	440,364,894
Industrial	2.1	12,693,590
Technology	3.5	21,198,268
Utilities	1.1	6,457,914
Money Market Fund	0.2	1,077,160
	100.0%	$605,164,668

The summary of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$604,087,508	$—	$604,087,508
Money Market Fund	1,077,160	—	—	1,077,160
Repurchase Agreements	—	6,353,479	—	6,353,479
Total	$1,077,160	$610,440,987	$—	$611,518,147

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 0.7%
Colombia: 0.3%
		Empresas Públicas de Medellín ESP Reg S
COP	3,596,000,000	7.63%, 06/10/24 (c)	$1,134,029
	19,762,000,000	8.38%, 02/01/21	6,413,360
	19,450,000,000	Financiera de Desarrollo Territorial SA Findeter Reg S 7.88%, 05/12/24 (c)	6,384,746
			13,932,135
Germany: 0.0%
ZAR	20,000,000	Landwirtschaftliche Rentenbank Reg S 8.25%, 05/23/22	1,537,905
Ireland: 0.0%
RUB	134,900,000	RusHydro Via RusHydro Capital Markets DAC Reg S 8.13%, 09/28/22	2,024,155
Mexico: 0.1%
		Petróleos Mexicanos Reg S
MXN	28,330,000	7.19%, 09/12/24	1,176,183
	109,600,000	7.65%, 11/24/21	5,375,531
			6,551,714
South Africa: 0.3%
		Eskom Holdings Ltd.
ZAR	77,330,000	0.00%, 08/18/27 ^	1,816,410
	11,000,000	7.50%, 09/15/33	634,691
	25,350,000	7.85%, 04/02/26	1,721,689
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,525,532
	85,800,000	10.80%, 11/06/23	6,835,822
	5,000,000	13.50%, 04/18/28	443,482
			12,977,626
Total Corporate Bonds (Cost: $51,787,278)			37,023,535
GOVERNMENT OBLIGATIONS: 96.6%
Argentina: 2.8%
		Argentine Bonos del Tesoro
ARS	2,742,894,000	15.50%, 10/17/26 †	61,077,730
	1,610,513,000	16.00%, 10/17/23 †	38,950,682
	1,984,078,463	18.20%, 10/03/21 †	44,182,594
			144,211,006
Brazil: 9.9%
		Brazil Letras do Tesouro Nacional
BRL	186,840,000	0.00%, 04/01/20 ^	47,677,898
	397,480,000	0.00%, 07/01/20 ^	99,705,743
	186,219,000	0.00%, 07/01/21 ^	43,137,753
	177,830,000	0.00%, 01/01/22 ^	39,394,900
	99,680,000	0.00%, 07/01/22 ^	21,129,024
		Brazil Notas do Tesouro Nacional, Series F
	220,361,000	10.00%, 01/01/21	63,603,916
	273,043,000	10.00%, 01/01/23	79,531,373
	180,065,000	10.00%, 01/01/25	52,624,964
	159,140,000	10.00%, 01/01/27	46,562,862
	31,300,000	10.00%, 01/01/29	9,212,560
		Brazilian Government International Bonds
	5,560,000	8.50%, 01/05/24 †	1,558,732
	6,370,000	10.25%, 01/10/28	1,969,799
	3,360,000	12.50%, 01/05/22	1,040,993
			507,150,517
Chile: 3.0%
		Bonos de la Tesoreria de la Republica de Chile
CLP	5,380,000,000	4.50%, 02/28/21	8,397,958
	13,645,000,000	4.50%, 03/01/21	21,301,370
	19,355,000,000	4.50%, 03/01/26	30,304,214
	23,870,000,000	5.00%, 03/01/35	38,407,724
	15,305,000,000	6.00%, 01/01/43	28,026,537
		Bonos de la Tesoreria de la Republica de Chile 144A Reg S
	7,540,000,000	4.00%, 03/01/23	11,579,113
	5,890,000,000	4.70%, 09/01/30	9,234,279
	260,000,000	Bonos del Banco Central de Chile 4.50%, 06/01/20	403,389
	1,988,500,000	Chile Government International Bonds 5.50%, 08/05/20	3,132,087
			150,786,671
Colombia: 4.5%
		Colombia Government International Bonds
COP	4,190,000,000	4.38%, 12/21/22 (c)	1,283,318
	10,005,000,000	7.75%, 04/14/21	3,359,543
	7,780,000,000	9.85%, 06/28/27	3,078,561
		Columbian TES
	90,518,100,000	6.00%, 04/28/28	27,920,653
	52,262,000,000	6.25%, 11/26/25	16,799,402
	116,483,900,000	7.00%, 05/04/22	39,218,860
	73,811,700,000	7.00%, 06/30/32	23,797,417
	117,297,700,000	7.50%, 08/26/26	40,257,903
	70,836,100,000	7.75%, 09/18/30	24,391,431
	89,730,800,000	10.00%, 07/24/24	34,019,328
	49,276,300,000	11.00%, 07/24/20	17,231,405
			231,357,821
Czech Republic: 2.9%
		Czech Republic Government Bonds
CZK	221,030,000	0.25%, 02/10/27	8,756,036
	261,410,000	2.75%, 07/23/29	12,689,325
		Czech Republic Government Bonds Reg S
	196,440,000	0.45%, 10/25/23	8,299,859
	248,340,000	0.95%, 05/15/30	9,975,291
	279,910,000	1.00%, 06/26/26	11,861,126
	404,120,000	2.40%, 09/17/25	18,864,527
	392,770,000	2.50%, 08/25/28	18,782,115
	312,660,000	3.75%, 09/12/20	14,399,239
	307,000,000	3.85%, 09/29/21	14,461,912
	295,360,000	4.70%, 09/12/22	14,593,932
	312,550,000	5.70%, 05/25/24	16,978,274
			149,661,636
Dominican Republic: 2.8%
DOP	167,000,000	Dominican Republic International Bonds 144A 8.90%, 02/15/23	3,202,016
	7,214,650,000	Dominican Republic International Bonds Reg S 8.90%, 02/15/23	138,331,894
			141,533,910
Germany: 0.0%
TRY	5,850,000	Kreditanstalt fuer Wiederaufbau Reg S 9.25%, 05/22/20	1,008,805
Hungary: 3.2%
		Hungary Government Bonds
HUF	2,721,470,000	0.50%, 04/21/21	9,756,350
	1,427,390,000	1.00%, 09/23/20	5,237,158
	4,427,160,000	1.75%, 10/26/22	16,181,736
	2,722,470,000	2.50%, 10/27/21 †	10,247,535
	2,285,420,000	2.75%, 12/22/26	8,305,593
	3,628,550,000	3.00%, 06/26/24	13,815,150
	4,725,620,000	3.00%, 10/27/27 †	17,485,422
	2,607,440,000	3.50%, 06/24/20 †	9,868,305
	4,842,480,000	5.50%, 06/24/25	20,833,591
	3,875,700,000	6.00%, 11/24/23 †	16,877,506
	1,585,500,000	6.75%, 10/22/28 †	7,685,210
	3,843,180,000	7.00%, 06/24/22 †	16,504,735
	2,616,790,000	7.50%, 11/12/20	10,678,791
			163,477,082
Indonesia: 8.4%
		Indonesia Treasury Bonds
IDR	328,460,000,000	5.63%, 05/15/23	21,691,642
	449,411,000,000	6.13%, 05/15/28	27,934,404
	363,283,000,000	6.63%, 05/15/33	22,021,879
	298,757,000,000	7.00%, 05/15/22	20,995,075
	484,748,000,000	7.00%, 05/15/27	32,143,068
	195,770,000,000	7.50%, 08/15/32	12,837,664
	286,490,000,000	7.50%, 05/15/38	18,750,768
	78,030,000,000	8.13%, 05/15/24	5,675,290
	278,723,000,000	8.25%, 07/15/21	20,222,254
	205,534,000,000	8.25%, 06/15/32	14,429,892
	385,625,000,000	8.25%, 05/15/36	27,033,078
	565,993,000,000	8.38%, 03/15/24	41,115,255
	511,287,000,000	8.38%, 09/15/26	36,996,614
	386,154,000,000	8.38%, 03/15/34	27,470,563
	277,607,000,000	8.75%, 05/15/31	20,373,821
	393,122,000,000	9.00%, 03/15/29	29,592,429
	116,911,000,000	9.50%, 07/15/31	9,054,873
	131,972,000,000	10.50%, 08/15/30	10,927,962
	3,550,000,000	11.00%, 11/15/20	270,305
	108,332,000,000	11.00%, 09/15/25	8,900,304
	31,425,000,000	12.80%, 06/15/21	2,502,159
		Perusahaan Penerbit SBSN
	48,010,000,000	8.25%, 09/15/20	3,500,031
	80,410,000,000	8.75%, 08/15/23	5,891,675
	158,690,000,000	8.88%, 11/15/31	11,429,144
			431,760,149
Malaysia: 4.0%
		Malaysia Government Bonds
MYR	26,935,000	3.23%, 04/15/20	6,554,990
	43,598,000	3.49%, 03/31/20	10,644,969
	38,670,000	3.62%, 11/30/21	9,448,046
	49,340,000	3.66%, 10/15/20	12,075,989
	46,919,000	3.73%, 06/15/28	11,156,424
	32,262,000	3.76%, 04/20/23	7,873,669
	38,911,000	3.80%, 08/17/23	9,480,728
	59,253,000	3.90%, 11/16/27	14,268,111
	37,949,000	3.90%, 11/30/26	9,185,557
	47,393,000	3.95%, 04/14/22	11,640,940
	57,194,000	3.96%, 09/15/25	13,950,770
	42,848,000	4.06%, 09/30/24	10,522,354
	29,365,000	4.09%, 11/30/23	7,244,996
	40,000,000	4.13%, 08/15/25	9,831,094
	57,525,000	4.16%, 07/15/21	14,227,789
	47,862,000	4.18%, 07/15/24	11,829,229
	5,124,000	4.25%, 05/31/35	1,215,401
	45,090,000	4.26%, 07/26/27	11,118,186
	48,138,000	4.37%, 10/31/28	11,937,225
	45,682,000	4.76%, 04/07/37	11,426,244
			205,632,711
Mexico: 8.8%
		Mexican Bonos
MXN	405,088,000	5.75%, 03/05/26	18,336,016
	949,134,000	6.50%, 06/10/21	48,097,038
	1,017,857,000	6.50%, 06/09/22	50,850,993
	327,792,000	7.25%, 12/09/21	16,811,316
	930,730,300	7.50%, 06/03/27	46,201,827
	488,639,000	7.75%, 05/29/31	24,035,649
	319,812,000	7.75%, 11/23/34	15,460,794
	708,206,800	7.75%, 11/13/42	33,430,584
	726,294,900	8.00%, 06/11/20	38,064,712
	755,480,000	8.00%, 12/07/23	39,388,625
	330,473,000	8.00%, 11/07/47	15,949,142
	297,259,000	8.50%, 05/31/29	15,611,360
	472,839,900	8.50%, 11/18/38	24,249,748
	816,366,200	10.00%, 12/05/24	46,337,655
	305,967,000	10.00%, 11/20/36	17,919,448
			450,744,907
Peru: 2.9%
		Peru Government Bonds
PEN	60,248,000	5.70%, 08/12/24	18,833,233
	76,435,000	6.35%, 08/12/28	24,246,992
	59,593,000	6.90%, 08/12/37	19,270,570
	76,027,000	6.95%, 08/12/31	24,883,362
	67,300,000	8.20%, 08/12/26	23,816,193
		Peru Government Bonds 144A Reg S
	55,380,000	5.94%, 02/12/29	17,035,776
	65,410,000	6.15%, 08/12/32	20,007,973
			148,094,099
Philippines: 3.0%
		Philippine Government International Bonds
PHP	1,911,500,000	3.90%, 11/26/22	35,340,557
	2,663,500,000	4.95%, 01/15/21	51,243,215
	3,259,500,000	6.25%, 01/14/36	64,733,382
			151,317,154
Poland: 8.1%
PLN	36,255,000	Republic of Poland Government Bond
	55,464,000	0.00%, 07/25/20 ^	14,626,686
	118,451,000	1.50%, 04/25/20	31,980,255
	130,828,000	1.75%, 07/25/21	35,464,987
	106,401,000	2.00%, 04/25/21 †	29,018,064
	119,541,000	2.25%, 04/25/22	32,624,185
	120,116,000	2.50%, 01/25/23	33,049,148
	36,255,000	2.50%, 04/25/24 †	9,896,380
	133,819,000	2.50%, 07/25/26	35,871,845
	135,838,000	2.50%, 07/25/27	36,222,857
	116,812,000	2.75%, 04/25/28	31,553,851
	120,721,000	3.25%, 07/25/25	34,194,179
	116,032,000	4.00%, 10/25/23	34,020,827
	55,643,000	5.25%, 10/25/20	15,972,275
	62,032,000	5.75%, 10/25/21	18,566,087
	75,584,000	5.75%, 09/23/22	23,135,280
			416,196,906
Romania: 2.9%
		Romania Government Bonds
RON	56,545,000	3.25%, 03/22/21	13,570,362
	59,260,000	3.25%, 04/29/24	13,500,442
	56,440,000	3.40%, 03/08/22	13,364,387
	55,830,000	3.50%, 12/19/22	13,183,722
	39,350,000	4.00%, 10/27/21	9,500,997
	44,760,000	4.25%, 06/28/23	10,753,540
	57,935,000	4.75%, 02/24/25	14,127,245
	57,160,000	5.75%, 04/29/20	14,241,739
	60,550,000	5.80%, 07/26/27 †	15,739,584
	57,130,000	5.85%, 04/26/23	14,542,697
	56,680,000	5.95%, 06/11/21	14,332,093
			146,856,808
Russia: 5.1%
		Russian Federal Bonds
RUB	813,952,000	6.40%, 05/27/20	12,239,835
	907,598,000	6.50%, 02/28/24	13,080,019
	453,853,000	6.90%, 05/23/29	6,394,884
	1,204,619,000	7.00%, 12/15/21	18,093,532
	589,485,000	7.00%, 01/25/23	8,758,046
	1,034,180,000	7.00%, 08/16/23	15,288,866
	1,420,081,000	7.05%, 01/19/28	20,413,279
	1,429,782,000	7.10%, 10/16/24	21,075,369
	461,398,000	7.25%, 05/10/34	6,511,588
	1,331,189,000	7.40%, 12/07/22	20,117,017
	1,118,164,000	7.50%, 08/18/21	17,015,855
	543,153,000	7.60%, 04/14/21	8,285,889
	589,825,000	7.60%, 07/20/22	8,965,495
	1,521,344,000	7.70%, 03/23/33	22,537,122
	1,476,878,000	7.75%, 09/16/26	22,375,067
	1,488,804,000	8.15%, 02/03/27	23,021,406
	993,959,000	8.50%, 09/17/31	15,703,641
			259,876,910
South Africa: 7.8%
		Republic of South Africa Government Bonds
ZAR	403,131,000	6.25%, 03/31/36	22,278,198
	374,785,000	6.50%, 02/28/41	20,306,738
	24,009,000	6.75%, 03/31/21 †	1,803,660
	458,098,000	7.00%, 02/28/31	29,037,614
	228,380,000	7.75%, 02/28/23	17,222,296
	531,209,000	8.00%, 01/31/30	37,060,655
	409,499,000	8.25%, 03/31/32	28,339,275
	521,571,000	8.50%, 01/31/37	35,847,217
	568,017,000	8.75%, 01/31/44	39,246,593
	892,669,000	8.75%, 02/28/48	61,659,413
	338,377,000	8.88%, 02/28/35	24,274,661
	334,892,000	9.00%, 01/31/40	23,900,740
	676,576,000	10.50%, 12/21/26	56,430,619
			397,407,679
Supranational: 3.4%
		European Bank for Reconstruction & Development
IDR	37,700,000,000	6.25%, 07/25/22	2,570,057
	29,900,000,000	6.45%, 12/13/22	2,028,954
	73,800,000,000	8.30%, 10/02/20	5,306,285
	113,130,000,000	9.25%, 12/02/20	8,289,561
RUB	14,000,000	European Bank for Reconstruction & Development Reg S 6.00%, 07/24/23	205,600
		European Investment Bank
BRL	6,170,000	0.00%, 08/27/21 ^	1,444,703
PLN	33,700,000	4.25%, 10/25/22	9,730,363
ZAR	5,200,000	7.25%, 02/28/23 †	392,620
MXN	9,120,000	7.63%, 01/12/22	471,600
ZAR	206,265,000	8.13%, 12/21/26	15,619,250
	72,600,000	8.25%, 09/13/21	5,578,219
	81,000,000	9.00%, 03/31/21	6,316,901
TRY	3,650,000	10.75%, 11/15/19	660,824
IDR	42,500,000,000	European Investment Bank 144A 5.75%, 01/24/25	2,767,420
		European Investment Bank Reg S
PLN	22,860,000	2.75%, 08/25/26	6,210,147
	30,930,000	3.00%, 05/24/24	8,643,184
MXN	63,480,000	4.00%, 02/25/20	3,185,968
	169,540,000	4.75%, 01/19/21	8,341,012
IDR	101,800,000,000	5.20%, 03/01/22	6,748,074
ZAR	17,500,000	8.00%, 05/05/27	1,294,499
	24,900,000	8.50%, 09/17/24	1,927,132
TRY	30,020,000	8.75%, 09/18/21	5,016,789
	1,700,000	9.25%, 10/03/24	285,273
		Inter-American Development Bank
IDR	136,680,000,000	6.25%, 06/15/21	9,417,308
MXN	129,870,000	7.50%, 12/05/24	6,627,869
IDR	27,590,000,000	7.88%, 03/14/23	1,991,191
	52,500,000	Inter-American Development Bank Reg S 7.70%, 02/12/24	2,701,667
		International Bank for Reconstruction & Development
PLN	14,300,000	1.50%, 07/31/20	3,861,017
	21,260,000	1.50%, 10/30/20	5,726,143
	5,200,000	1.63%, 12/30/21	1,402,312
RUB	220,000,000	7.25%, 11/23/20	3,394,009
IDR	39,944,800,000	7.45%, 08/20/21	2,841,948
MXN	51,908,000	7.50%, 03/05/20	2,699,301
COP	11,600,000,000	8.00%, 03/02/20	3,862,708
	36,500,000	International Bank for Reconstruction & Development Reg S 7.13%, 02/09/21	1,873,506
		International Finance Corp.
RUB	130,000,000	5.25%, 03/22/22	1,884,925
MXN	145,500,000	7.00%, 07/20/27	6,893,343
	84,600,000	7.50%, 01/18/28	4,117,238
	106,780,000	7.75%, 01/18/30	5,251,388
ZAR	3,000,000	8.00%, 07/27/27	220,294
		International Finance Corp. Reg S
RUB	206,600,000	6.25%, 06/07/21	3,088,856
MXN	41,900,000	8.38%, 05/31/29	2,164,555
			173,054,013
Thailand: 7.0%
		Thailand Government Bonds
THB	854,102,000	1.88%, 06/17/22	27,282,029
	831,451,000	2.00%, 12/17/22	26,651,940
	935,314,000	2.13%, 12/17/26	29,491,288
	364,352,000	2.40%, 12/17/23	11,828,539
	520,918,000	2.55%, 06/26/20	16,849,715
	348,186,000	2.88%, 12/17/28	11,622,999
	623,494,000	2.88%, 06/17/46	18,826,236
	785,235,000	3.40%, 06/17/36	26,543,444
	3,753,000	3.58%, 12/17/27	131,925
	824,571,000	3.63%, 06/16/23	28,155,685
	1,264,668,000	3.65%, 12/17/21	42,532,190
	788,799,000	3.65%, 06/20/31	27,861,641
	720,201,000	3.78%, 06/25/32	25,623,665
	846,408,000	3.85%, 12/12/25	29,828,835
	824,000	4.75%, 12/20/24	30,102
	938,937,000	4.88%, 06/22/29	36,439,922
			359,700,155
Turkey: 3.2%
		Turkey Government International Bonds
TRY	67,191,000	7.10%, 03/08/23	9,917,874
	59,941,000	8.00%, 03/12/25	8,685,591
	41,560,000	8.50%, 09/14/22	6,596,252
	50,162,000	8.80%, 09/27/23	7,753,164
	50,029,000	9.00%, 07/24/24	7,720,041
	31,259,000	9.20%, 09/22/21	5,151,554
	54,200,000	9.40%, 07/08/20	9,393,033
	40,232,000	9.50%, 01/12/22	6,622,551
	28,892,000	10.40%, 03/20/24	4,711,229
	74,792,000	10.50%, 08/11/27	12,116,365
	81,710,000	10.60%, 02/11/26	13,465,992
	60,177,000	10.70%, 02/17/21	10,399,800
	65,444,000	10.70%, 08/17/22	11,025,555
	64,682,000	11.00%, 03/02/22	11,097,126
	64,401,000	11.00%, 02/24/27	10,725,412
	62,446,000	12.20%, 01/18/23	10,948,771
	42,570,000	12.40%, 03/08/28	7,632,481
	41,605,000	16.20%, 06/14/23	8,375,821
			162,338,612
Uruguay: 2.9%
		Uruguay Government International Bonds 144A
UYU	981,609,000	8.50%, 03/15/28	26,559,091
	290,788,000	9.88%, 06/20/22	8,975,114
		Uruguay Government International Bonds Reg S
	1,435,920,000	8.50%, 03/15/28	38,851,243
	2,402,300,000	9.88%, 06/20/22	74,146,515
			148,531,963
Total Government Obligations (Cost: $5,124,721,298)			4,940,699,514

Number of Shares
MONEY MARKET FUND: 0.0% (Cost: $709,399)
	709,399	Dreyfus Government Cash Management Fund - Institutional Shares	709,399
Total Investments Before Collateral for Securities Loaned: 97.3% (Cost: $5,177,217,975)			4,978,432,448

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.4%
Repurchase Agreements: 1.4%
USD	16,964,313	Repurchase agreement dated 1/31/19 with Citigroup Global Markets, Inc., 2.57%, due 2/1/19, proceeds $16,965,524; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 3/31/19 to 2/1/49, valued at $17,303,599 including accrued interest)	16,964,313
	11,457,178	Repurchase agreement dated 1/31/19 with Credit Agricole CIB, 2.57%, due 2/1/19, proceeds $11,457,996; (collateralized by various U.S. government and agency obligations, 0.25% to 2.88%, due 9/30/20 to 5/15/28, valued at $11,686,322 including accrued interest)	11,457,178
	16,964,313	Repurchase agreement dated 1/31/19 with Daiwa Capital Markets America, Inc., 2.57%, due 2/1/19, proceeds $16,965,524; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 2/7/19 to 9/9/49, valued at $17,303,600 including accrued interest)	16,964,313
	16,964,313	Repurchase agreement dated 1/31/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.57%, due 2/1/19, proceeds $16,965,524; (collateralized by various U.S. government and agency obligations, 2.00% to 10.50%, due 2/15/19 to 1/1/49, valued at $17,303,599 including accrued interest)	16,964,313
	8,881,671	Repurchase agreement dated 1/31/19 with Mizuho Securities USA, Inc., 2.57%, due 2/1/19, proceeds $8,882,305; (collateralized by various U.S. government and agency obligations, 0.00% to 3.50%, due 4/18/19 to 2/1/48, valued at $9,059,306 including accrued interest)	8,881,671
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $71,231,788)			71,231,788
Total Investments: 98.7% (Cost: $5,248,455,370)			5,049,664,236
Other assets less liabilities: 1.3%			67,085,142
NET ASSETS: 100.0%			$5,116,749,378

Definitions:

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $64,721,793.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $99,360,782, or 1.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	0.1%	$6,551,714
Financial	0.2	7,922,651
Government	99.2	4,940,699,514
Industrial	0.2	8,804,836
Utilities	0.3	13,744,334
Money Market Fund	0.0	709,399
	100.0%	$4,978,432,448

The summary of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$37,023,535	$—	$37,023,535
Government Obligations*	—	4,940,699,514	—	4,940,699,514
Money Market Funds	709,399	—	—	709,399
Repurchase Agreements	—	71,231,788	—	71,231,788
Total	$709,399	$5,048,954,837	$—	$5,049,664,236

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
United States: 100.3%
118,658	AG Mortgage Investment Trust, Inc.	$2,138,217
830,344	AGNC Investment Corp.	14,871,461
2,066,273	Annaly Capital Management, Inc.	21,571,890
411,970	Anworth Mortgage Asset Corp.	1,841,506
373,286	Apollo Commercial Real Estate Finance, Inc.	6,793,805
373,977	Arbor Realty Trust, Inc.	4,472,765
179,492	ARMOUR Residential REIT, Inc.	3,772,922
222,675	Blackstone Mortgage Trust, Inc.	7,680,061
339,858	Capstead Mortgage Corp.	2,504,753
411,682	Chimera Investment Corp.	7,834,308
405,584	Colony Credit Real Estate, Inc. †	6,777,309
313,002	Dynex Capital, Inc.	1,884,272
167,272	Granite Point Mortgage Trust, Inc.	3,265,149
260,858	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,892,782
448,280	Invesco Mortgage Capital, Inc.	7,217,308
163,086	iStar Financial, Inc.	1,563,995
409,320	Ladder Capital Corp.	7,085,329
996,314	MFA Financial, Inc.	7,302,982
581,402	New Residential Investment Corp.	9,872,206
763,817	New York Mortgage Trust, Inc.	4,796,771
238,018	PennyMac Mortgage Investment Trust	4,817,484
236,045	Redwood Trust, Inc.	3,807,406
433,083	Starwood Property Trust, Inc.	9,562,473
547,650	Two Harbors Investment Corp.	7,990,214
244,267	Western Asset Mortgage Capital Corp.	2,335,193
Total Common Stocks (Cost: $157,961,097)		157,652,561
MONEY MARKET FUND: 0.7% (Cost: $1,079,700)
1,079,700	Dreyfus Government Cash Management Fund - Institutional Shares	1,079,700
Total Investments Before Collateral for Securities Loaned: 101.0% (Cost: $159,040,797)		158,732,261

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $133,941)
Repurchase Agreement: 0.1%
$133,941	Repurchase agreement dated 1/31/19 with Deutsche Bank Securities, Inc., 2.56%, due 2/1/19, proceeds $133,951; (collateralized by various U.S. government and agency obligations, 2.63%, due 12/15/21, valued at $136,620 including accrued interest)	133,941
Total Investments: 101.1% (Cost: $159,174,738)		158,866,202
Liabilities in excess of other assets: (1.1)%		(1,742,147)
NET ASSETS: 100.0%		$157,124,055

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $130,338.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	94.6%	$150,195,784
Real Estate	4.7	7,456,777
Money Market Fund	0.7	1,079,700
	100.0%	$158,732,261

The summary of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks	$157,652,561	$—	$—	$157,652,561
Money Market Fund	1,079,700	—	—	1,079,700
Repurchase Agreement	—	133,941	—	133,941
Total	$158,732,261	$133,941	$—	$158,866,202

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Number of Shares		Value
PREFERRED SECURITIES: 99.5%
Basic Materials: 1.7%
169,118	International Flavors & Fragrances, Inc. 6.00%, 09/15/21	$9,150,975
Communications: 13.0%
	AT&T, Inc.
542,204	5.35%, 11/01/22 (c)	13,408,705
338,237	5.63%, 08/01/23 (c)	8,405,189
307,488	eBay, Inc. 6.00%, 03/01/21 (c)	8,299,101
	Qwest Corp.
317,737	6.13%, 03/04/19 (c)	6,859,942
400,759	6.50%, 09/01/21 (c)	8,439,985
168,093	6.63%, 09/15/20 (c)	3,647,618
270,589	6.75%, 06/15/22 (c)	5,923,193
204,992	6.88%, 10/01/19 (c)	4,848,061
122,995	United States Cellular Corp. 7.25%, 12/01/20 (c)	3,099,474
204,992	Verizon Communications, Inc. 5.90%, 03/04/19 (c)	5,340,042
		68,271,310
Consumer, Non-cyclical: 10.0%
507,354	Becton Dickinson and Co. 6.13%, 05/01/20	31,202,271
	CHS, Inc.
201,917	6.75% (ICE LIBOR USD 3 Month+4.16%), 09/30/24 (c)	5,118,596
172,194	7.10% (ICE LIBOR USD 3 Month+4.30%), 03/31/24 (c) †	4,514,927
212,166	7.50%, 01/21/25 (c) †	5,719,995
212,828	7.88%, 09/26/23 (c) †	5,857,027
		52,412,816
Energy: 4.4%
117,870	Algonquin Power & Utilities Corp. 6.88% (ICE LIBOR USD 3 Month+3.68%), 10/17/23 (c)	3,151,844
309,001	Blueknight Energy Partners LP 11.00%,	1,786,026
245,990	Enbridge, Inc. 6.38% (ICE LIBOR USD 3 Month+3.59%), 04/15/23 (c)	6,198,948
	Energy Transfer Operating LP
184,493	7.38% (ICE LIBOR USD 3 Month+4.53%), 05/15/23 (c)	4,425,987
182,443	7.63% (ICE LIBOR USD 3 Month+4.74%), 08/15/23 (c)	4,515,464
157,844	NuStar Energy LP 7.63% (ICE LIBOR USD 3 Month+5.64%), 06/15/22 (c)	3,169,508
		23,247,777
Industrial: 2.2%
141,444	Seaspan Corp. 6.38%, 04/30/19	3,562,974
307,488	Stanley Black & Decker, Inc. 5.75%, 03/04/19 (c) †	7,819,420
		11,382,394
Real Estate Investment Trusts: 28.6%
133,245	AGNC Investment Corp. 7.00% (ICE LIBOR USD 3 Month+5.11%), 10/15/22 (c)	3,355,109
105,885	American Homes 4 Rent 6.50%, 05/24/21 (c)	2,538,063
	Annaly Capital Management, Inc.
174,243	6.50% (ICE LIBOR USD 3 Month+4.17%), 03/31/23 (c)	4,152,211
295,188	6.95% (ICE LIBOR USD 3 Month+4.99%), 09/30/22 (c)	7,453,497
188,592	7.50%, 03/04/19 (c)	4,790,237
105,670	Capstead Mortgage Corp. 7.50%, 03/04/19 (c)	2,679,791
186,030	CBL & Associates Properties, Inc. 7.38%, 03/04/19 (c) †	2,723,479
	Chimera Investment Corp.
106,596	7.75% (ICE LIBOR USD 3 Month+4.74%), 09/30/25 (c)	2,645,713
133,245	8.00% (ICE LIBOR USD 3 Month+5.79%), 03/30/24 (c)	3,411,072
	Colony Capital, Inc.
117,870	7.13%, 04/13/20 (c) †	2,463,483
129,145	7.13%, 09/22/22 (c) †	2,724,959
141,444	7.15%, 06/05/22 (c)	2,984,468
102,496	8.75%, 05/15/19 (c) †	2,630,047
	Digital Realty Trust, Inc.
102,496	6.35%, 08/24/20 (c)	2,676,171
149,644	7.38%, 03/26/19 (c)	3,765,043
127,095	Government Properties Income Trust 5.88%, 05/26/21 (c)	2,960,043
117,870	Invesco Mortgage Capital, Inc. 7.50% (ICE LIBOR USD 3 Month+5.29%), 09/27/27 (c)	2,826,523
108,441	Kimco Realty Corp. 5.25%, 12/20/22 (c)	2,383,533
	National Retail Properties, Inc.
141,444	5.20%, 10/11/21 (c)	3,260,284
117,870	5.70%, 03/04/19 (c)	2,955,001
165,018	NuStar Logistics LP 9.52% (ICE LIBOR USD 3 Month+6.73%), 03/04/19 (c)	4,125,450
	Public Storage
143,494	4.90%, 10/14/21 (c) †	3,158,303
133,245	4.95%, 07/20/21 (c)	2,998,012
122,995	5.05%, 08/09/22 (c)	2,831,345
114,795	5.15%, 06/02/22 (c)	2,621,918
204,992	5.20%, 03/04/19 (c)	4,821,412
202,942	5.38%, 03/04/19 (c) †	4,838,137
122,995	5.40%, 01/20/21 (c)	3,029,367
117,870	5.63%, 03/04/19 (c) †	2,964,430
117,870	6.00%, 06/04/19 (c)	3,029,259
116,845	6.38%, 03/17/19 (c)	2,956,178
132,009	RLJ Lodging Trust 1.95%, †	3,368,870
	Senior Housing Properties Trust
143,225	5.63%, 03/04/19 (c)	3,034,938
102,496	6.25%, 02/18/21 (c) †	2,595,199
	Two Harbors Investment Corp.
120,946	7.25% (ICE LIBOR USD 3 Month+5.01%), 01/27/25 (c)	2,908,751
117,870	7.63% (ICE LIBOR USD 3 Month+5.35%), 07/27/27 (c)	2,932,606
439,032	VEREIT, Inc. 6.70%, 03/04/19 (c)	11,037,264
	Vornado Realty Trust
130,989	5.25%, 12/13/22 (c)	2,976,070
122,995	5.40%, 03/04/19 (c)	2,826,425
122,995	5.70%, 03/04/19 (c)	3,099,474
112,745	Wells Fargo Real Estate Investment Corp. 6.38%, 12/11/19 (c)	2,932,497
147,286	Welltower, Inc. 6.50%,	10,090,564
		150,555,196
Reinsurance: 5.2%
	Aspen Insurance Holdings Ltd.
102,496	5.63%, 01/01/27 (c) †	2,393,282
112,745	5.95% (ICE LIBOR USD 3 Month+4.06%), 07/01/23 (c)	2,807,350
225,491	Axis Capital Holdings Ltd. 5.50%, 11/07/21 (c)	5,220,117
120,472	PartnerRe Ltd. 7.25%, 04/29/21 (c)	3,273,224
	Reinsurance Group of America, Inc.
163,993	5.75% (ICE LIBOR USD 3 Month+4.04%), 06/15/26 (c)	4,176,902
163,993	6.20% (ICE LIBOR USD 3 Month+4.37%), 09/15/22 (c)	4,304,816
	RenaissanceRe Holdings Ltd.
112,745	5.38%, 03/04/19 (c)	2,648,380
102,496	5.75%, 06/30/23 (c)	2,420,956
		27,245,027
Technology: 0.8%
174,243	Pitney Bowes, Inc. 6.70%, 03/04/19 (c) †	4,216,681
Utilities: 33.6%
102,496	Alabama Power Co. 5.00%, 10/01/22 (c)	2,556,250
200,379	CenterPoint Energy, Inc. 7.00%, 09/01/21	10,810,447
114,795	CMS Energy Corp. 5.88%, 10/15/23 (c)	3,046,659
	Dominion Energy, Inc.
327,986	5.25%, 07/30/21 (c)	8,091,415
286,989	6.75%, 08/15/19	13,789,821
	DTE Energy Co.
163,993	5.25%, 12/01/22 (c)	4,052,267
122,995	5.38%, 06/01/21 (c)	3,099,474
114,580	6.00%, 12/15/21 (c)	3,136,055
138,369	6.50%, 10/01/19	7,536,959
	Duke Energy Corp.
204,992	5.13%, 03/04/19 (c) †	5,079,702
204,992	5.63%, 09/15/23 (c)	5,124,800
168,093	Entergy Arkansas, Inc. 4.88%, 09/01/21 (c)	4,111,555
110,695	Entergy Louisiana LLC 4.88%, 09/01/21 (c)	2,729,739
106,596	Entergy Mississippi, Inc. 4.90%, 10/01/21 (c)	2,616,932
110,695	Georgia Power Co. 5.00%, 10/01/22 (c)	2,594,691
	NextEra Energy Capital Holdings, Inc.
184,493	5.00%, 03/04/19 (c)	4,291,307
204,992	5.13%, 03/04/19 (c)	4,995,655
233,691	5.25%, 06/01/21 (c)	5,755,809
307,488	6.12%, 09/01/19 †	18,237,113
204,608	NiSource, Inc. 6.50% (US Treasury Yield Curve Rate T 5 Year+3.63%), 03/15/24 (c)	5,602,167
184,493	PPL Capital Funding, Inc. 5.90%, 03/04/19 (c)	4,645,534
163,993	SCE Trust II 5.10%, 03/04/19 (c) †	3,135,546
112,991	SCE Trust III 5.75% (ICE LIBOR USD 3 Month+2.99%), 03/15/24 (c)	2,343,433
133,245	SCE Trust IV 5.38% (ICE LIBOR USD 3 Month+3.13%), 09/15/25 (c)	2,638,251
122,995	SCE Trust V 5.45% (ICE LIBOR USD 3 Month+3.79%), 03/15/26 (c)	2,533,697
194,742	SCE Trust VI 5.00%, 06/26/22 (c)	3,526,778
176,805	Sempra Energy 6.00%, 01/15/21	17,738,846
	Southern Co.
327,986	5.25%, 10/01/21 (c)	8,002,858
184,493	5.25%, 12/01/22 (c)	4,475,800
409,984	6.25%, 10/15/20 (c)	10,737,481
		177,037,041
Total Preferred Securities (Cost: $539,974,463)		523,519,217
COMMON STOCKS: 0.0% (Cost: $12,845)
Industrial: 0.0%
238	Hess Corp.	12,844
Total Investments Before Collateral for Securities Loaned: 99.5% (Cost: $539,987,308)		523,532,061
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0%
Repurchase Agreements: 2.0%
$512,140	Repurchase agreement dated 1/31/19 with Barclays Capital, Inc., 2.55%, due 2/1/19, proceeds $512,176; (collateralized by various U.S. government and agency obligations, 0.00% to 3.13%, due 5/15/24 to 2/15/46, valued at $522,383 including accrued interest)	512,140
2,435,932	Repurchase agreement dated 1/31/19 with Citigroup Global Markets, Inc., 2.57%, due 2/1/19, proceeds $2,436,106; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 3/31/19 to 2/1/49, valued at $2,484,651 including accrued interest)	2,435,932
2,435,932	Repurchase agreement dated 1/31/19 with Credit Agricole CIB, 2.58%, due 2/1/19, proceeds $2,436,107; (collateralized by various U.S. government and agency obligations, 3.50% to 4.00%, due 3/20/46 to 8/1/48, valued at $2,484,651 including accrued interest)	2,435,932
2,435,932	Repurchase agreement dated 1/31/19 with Daiwa Capital Markets America, Inc., 2.57%, due 2/1/19, proceeds $2,436,106; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 2/7/19 to 9/9/49, valued at $2,484,651 including accrued interest)	2,435,932
2,435,932	Repurchase agreement dated 1/31/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.57%, due 2/1/19, proceeds $2,436,106; (collateralized by various U.S. government and agency obligations, 2.00% to 10.50%, due 2/15/19 to 1/1/49, valued at $2,484,651 including accrued interest)	2,435,932
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $10,255,868)		10,255,868
Total Investments: 101.5% (Cost: $550,243,176)		533,787,929
Liabilities in excess of other assets: (1.5)%		(7,884,217)
NET ASSETS: 100.0%		$525,903,712

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $10,099,766.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	1.8%	$9,150,975
Communications	13.0	68,271,310
Consumer, Non-cyclical	10.0	52,412,816
Energy	4.4	23,247,777
Financial	4.0	21,123,821
Industrial	2.2	11,395,238
Real Estate Investment Trusts	26.2	137,072,448
Reinsurance	3.8	19,603,954
Technology	0.8	4,216,681
Utilities	33.8	177,037,041
	100.0%	$523,532,061

The summary of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock*	$12,844	$—	$—	$12,844
Preferred Securities*	523,519,217	—	—	523,519,217
Repurchase Agreements	—	10,255,868	—	10,255,868
Total	$523,532,061	$10,255,868	$—	$533,787,929

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or other asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments and are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

ITEM 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: March 26, 2019

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: March 26, 2019